UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


                       525 Market Street, 12th Floor, San
                         Francisco, CA 94105 (Address of
                        principal executive offices) (Zip
                                      code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-643-9691


                   Date of fiscal year end: September 30, 2009

                     Date of reporting period: June 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 97.36%
APPAREL & ACCESSORY STORES: 2.98%
     383,300   KOHL'S CORPORATION+                                                                              $    16,386,075
                                                                                                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.52%
     151,435   VF CORPORATION                                                                                         8,381,927
                                                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.50%
      16,400   NVR INCORPORATED+<<                                                                                    8,239,196
                                                                                                                ---------------
BUSINESS SERVICES: 10.07%
     225,510   FISERV INCORPORATED+                                                                                  10,305,807
     197,100   MANPOWER INCORPORATED                                                                                  8,345,214
     741,200   MICROSOFT CORPORATION                                                                                 17,618,324
     604,600   OMNICOM GROUP INCORPORATED                                                                            19,093,268
                                                                                                                     55,362,613
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 13.51%
     374,000   AVERY DENNISON CORPORATION                                                                             9,604,320
     414,300   AVON PRODUCTS INCORPORATED                                                                            10,680,654
     271,600   COLGATE-PALMOLIVE COMPANY                                                                             19,212,984
     176,000   HENKEL KGAA ADR                                                                                        4,716,800
     381,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       12,466,320
     310,200   JOHNSON & JOHNSON                                                                                     17,619,360
                                                                                                                     74,300,438
                                                                                                                ---------------
COMMUNICATIONS: 2.78%
     785,000   VODAFONE GROUP PLC ADR<<                                                                              15,299,650
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 6.58%
     677,600   BANK OF AMERICA CORPORATION                                                                            8,944,320
     279,800   JPMORGAN CHASE & COMPANY                                                                               9,543,978
     374,800   STATE STREET CORPORATION                                                                              17,690,560
                                                                                                                     36,178,858
                                                                                                                ---------------
EATING & DRINKING PLACES: 4.09%
     249,700   DARDEN RESTAURANTS INCORPORATED                                                                        8,235,106
     248,100   MCDONALD'S CORPORATION                                                                                14,263,269
                                                                                                                     22,498,375
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.54%
     346,600   REPUBLIC SERVICES INCORPORATED                                                                         8,460,506
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.25%
   2,140,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                     8,795,400
     783,100   GENERAL ELECTRIC COMPANY                                                                               9,177,932
     564,300   MOLEX INCORPORATED CLASS A                                                                             8,114,634
     446,200   TYCO ELECTRONICS LIMITED                                                                               8,294,858
                                                                                                                     34,382,824
                                                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.08%
     307,100   ILLINOIS TOOL WORKS INCORPORATED                                                                      11,467,114
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 2.40%
     230,300   DIAGEO PLC ADR<<                                                                                      13,184,675
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
HEALTH SERVICES: 2.07%
     371,800   CARDINAL HEALTH INCORPORATED                                                                     $    11,358,490
                                                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.79%
       3,400   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                               9,845,482
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.49%
     318,200   DIEBOLD INCORPORATED                                                                                   8,387,752
     401,600   DOVER CORPORATION                                                                                     13,288,944
     214,800   EATON CORPORATION<<                                                                                    9,582,228
     451,800   PITNEY BOWES INCORPORATED<<                                                                            9,907,974
                                                                                                                     41,166,898
                                                                                                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.45%
     523,400   WILLIS GROUP HOLDINGS LIMITED                                                                         13,467,082
                                                                                                                ---------------
INSURANCE CARRIERS: 3.70%
     308,600   ALLSTATE CORPORATION<<                                                                                 7,529,840
     170,300   AXIS CAPITAL HOLDINGS LIMITED                                                                          4,458,454
     209,800   CHUBB CORPORATION                                                                                      8,366,824
                                                                                                                     20,355,118
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.22%
      80,800   BECTON DICKINSON & COMPANY                                                                             5,761,848
   1,251,100   BOSTON SCIENTIFIC CORPORATION+                                                                        12,686,154
     376,300   QUEST DIAGNOSTICS INCORPORATED                                                                        21,234,609
                                                                                                                     39,682,611
                                                                                                                ---------------
MEDICAL PRODUCTS: 0.99%
     102,600   BAXTER INTERNATIONAL INCORPORATED                                                                      5,433,696
                                                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.44%
     304,500   TYCO INTERNATIONAL LIMITED                                                                             7,910,910
                                                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.53%
     168,200   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             8,408,318
                                                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.38%
     800,300   AMERICAN EXPRESS COMPANY                                                                              18,598,972
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.40%
     345,800   EXXON MOBIL CORPORATION                                                                               24,174,878
                                                                                                                ---------------
PRIMARY METAL INDUSTRIES: 1.05%
     181,000   HUBBELL INCORPORATED CLASS B                                                                           5,802,860
                                                                                                                ---------------
TRAVEL & RECREATION: 2.29%
     489,700   CARNIVAL CORPORATION                                                                                  12,619,569
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.26%
     236,800   KIMBERLY-CLARK CORPORATION                                                                            12,415,423
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $692,012,460)                                                                             535,382,558
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                    DIVIDEND RATE                        VALUE
------------   --------------------------------------------------------------   -------------                   ---------------
PREFERRED STOCKS: 1.41%
     246,900   HENKEL KGAA ADR (COSMETICS, PERSONAL CARE)                            0.07%                      $     7,752,660
TOTAL PREFERRED STOCKS (COST $11,143,238)                                                                             7,752,660
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 4.32%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.74%
   1,021,289   AIM STIT-LIQUD ASSETS PORTFOLIO                                                                        1,021,289
   1,021,289   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           1,021,289
   1,021,289   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             1,021,289
   1,021,289   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,021,289
                                                                                                                      4,085,156
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.58%
$    408,516   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.32         07/01/2009            408,516
     112,342   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/02/2009            112,340
      20,426   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/06/2009             20,424
     265,535   ALPINE SECURITIZATION CORPORATION++(P)                                0.27         07/07/2009            265,523
     418,728   AMSTEL FUNDING CORPORATION++(P)                                       1.50         07/01/2009            418,728
     224,684   ANTALIS US FUNDING CORPORATION++(P)                                   0.28         07/06/2009            224,675
     102,129   ANTALIS US FUNDING CORPORATION++(P)                                   0.35         07/24/2009            102,106
      61,277   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/08/2009             61,274
     306,387   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/22/2009            306,333
     357,451   ATLANTIS ONE FUNDING CORPORATION++(P)                                 0.30         07/20/2009            357,395
     275,748   BANK OF IRELAND                                                       0.40         07/01/2009            275,748
     173,619   BANK OF IRELAND                                                       0.60         07/02/2009            173,619
     326,812   BNP PARIBAS (PARIS)                                                   0.25         07/01/2009            326,812
     112,342   BNP PARIBAS (PARIS)                                                   0.26         07/01/2009            112,342
     428,941   BRYANT BANK FUNDING LLC++(P)                                          0.29         07/15/2009            428,893
      40,852   CALCASIEU PARISH LA+/-SS                                              0.75         12/01/2027             40,852
      56,171   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS           0.60         06/01/2028             56,171
     306,387   CALYON (GRAND CAYMAN)                                                 0.25         07/01/2009            306,387
     357,451   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.35         07/22/2009            357,378
     576,459   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         02/25/2008              9,512
     443,815   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         05/19/2008              7,323
      27,039   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                             1.00         10/01/2038             27,039
      81,703   COOK COUNTY IL+/-SS                                                   0.90         11/01/2030             81,703
   1,203,078   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $1,203,081)                                                           0.10         07/01/2009          1,203,078
     418,728   DANSKE BANK A/S (COPENHAGEN)                                          0.30         07/01/2009            418,728
     183,832   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                          1.50         12/15/2037            183,832
     245,109   DEXIA BANK (GRAND CAYMAN)                                             0.25         07/01/2009            245,109
     204,258   DEXIA DELAWARE LLC                                                    0.36         07/06/2009            204,248
     357,451   E.ON AG++                                                             0.34         07/21/2009            357,384
     163,406   EBBETS FUNDING LLC(P)                                                 0.45         07/01/2009            163,406
      91,916   EBBETS FUNDING LLC(P)                                                 0.50         07/01/2009             91,916
      61,277   ELYSIAN FUNDING LLC++(P)                                              0.50         07/01/2009             61,277
      91,916   ELYSIAN FUNDING LLC++(P)                                              0.50         07/07/2009             91,908
     459,580   FORTIS FUNDING LLC++                                                  0.24         07/01/2009            459,580
     102,129   GDF SUEZ++                                                            0.32         07/07/2009            102,123
     306,387   GEMINI SECURITIZATION INCORPORATED++(P)                               0.27         07/07/2009            306,373
     207,720   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $207,720)                  0.05         07/01/2009            207,720
     418,728   GOVCO INCORPORATED++(P)                                               0.15         07/01/2009            418,728
      51,064   GRAMPIAN FUNDING LLC++(P)                                             0.42         07/02/2009             51,064
      35,745   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/06/2009             35,743
     137,874   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/07/2009            137,864
   2,066,446   GRYPHON FUNDING LIMITED(A)(I)                                         0.00         08/23/2009            636,672
      16,851   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                 0.80         11/01/2042             16,851

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    153,193   HOUSTON TX UTILITY SYSTEM+/-SS                                        0.40%        05/15/2034    $       153,193
      51,064   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS                0.32         07/01/2029             51,064
      20,426   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS               0.47         01/01/2018             20,426
      35,745   IRISH LIFE & PERMANENT PLC++                                          0.60         07/02/2009             35,745
      15,319   IRISH LIFE & PERMANENT PLC++                                          0.60         07/06/2009             15,318
      71,490   IRISH LIFE & PERMANENT PLC++                                          0.60         07/07/2009             71,483
     902,288   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $902,290)                  0.08         07/01/2009            902,288
      30,639   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                                0.47         04/15/2025             30,639
     439,154   KBC BANK NV (BRUSSELS)                                                0.35         07/01/2009            439,154
     142,980   LIBERTY STREET FUNDING CORPORATION++(P)                               0.29         07/27/2009            142,951
     317,447   LIBERTY STREET FUNDING CORPORATION++(P)                               0.30         07/20/2009            317,397
     102,129   LMA AMERICAS LLC++(P)                                                 0.33         07/21/2009            102,110
     122,555   LMA AMERICAS LLC++(P)                                                 0.33         07/28/2009            122,524
     339,579   MASSACHUSETTS HEFA+/-SS                                               0.25         10/01/2034            339,579
     255,322   MATCHPOINT MASTER TRUST++(P)                                          0.28         07/24/2009            255,277
      43,915   MISSISSIPPI STATE GO+/-SS                                             1.00         11/01/2028             43,915
     204,258   MONT BLANC CAPITAL CORPORATION++(P)                                   0.32         07/10/2009            204,241
      40,852   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                             0.32         02/01/2036             40,852
     398,303   NATIXIS                                                               0.13         07/01/2009            398,303
      20,426   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                              2.75         01/01/2018             20,426
     337,025   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                          0.32         07/20/2009            336,968
      66,384   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                              0.37         01/01/2034             66,384
     439,154   REGENCY MARKETS #1 LLC++(P)                                           0.35         07/02/2009            439,150
     357,451   ROMULUS FUNDING CORPORATION++(P)                                      0.95         07/24/2009            357,234
     255,322   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/01/2009            255,322
     255,322   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/06/2009            255,306
     357,451   SHEFFIELD RECEIVABLES CORPORATION++(P)                                0.29         07/30/2009            357,368
     403,409   SOCIETE GENERALE BANNON LLC                                           0.25         07/07/2009            403,409
     306,387   STARBIRD FUNDING CORPORATION++(P)                                     0.33         07/17/2009            306,342
     132,839   STRAIGHT-A FUNDING LLC++(P)                                           0.27         07/23/2009            132,817
     285,961   SURREY FUNDING CORPORATION++(P)                                       0.32         07/15/2009            285,925
     234,968   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.30         07/27/2009            234,917
     157,156   TULIP FUNDING CORPORATION++(P)                                        0.31         07/20/2009            157,130
      91,916   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                     0.40         07/01/2032             91,916
     398,303   UBS AG (STAMFORD CT)                                                  0.28         07/31/2009            398,303
     398,303   UNICREDITO ITALIANO (NEW YORK)                                        0.44         08/03/2009            398,303
      30,639   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                     0.43         12/15/2040             30,639
     102,129   VERSAILLES CDS LLC++(P)                                               0.50         07/01/2009            102,129
      35,745   VERSAILLES CDS LLC++(P)                                               0.50         07/07/2009             35,742
     753,686   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.31         07/28/2008            331,622
     437,668   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.34         08/07/2008            192,574
     535,406   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.60         04/03/2008            235,577
     868,979   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.61         02/15/2008            382,351
     306,387   WESTPAC SECURITIES NZ LIMITED++                                       0.28         07/20/2009            306,341
                                                                                                                     19,675,353
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,296,856)                                                           23,760,507
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.40%
  13,203,178   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          13,203,178
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,203,178)                                                                      13,203,178
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $741,655,733)*                                                   105.49%                                  $   580,098,905
OTHER ASSETS AND LIABILITIES, NET                                       (5.49)                                      (30,171,997)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $   549,926,908
                                                                       ======                                   ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,203,178.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $744,120,432 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  13,668,879
GROSS UNREALIZED DEPRECIATION                 (177,690,406)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(164,021,527)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 98.27%
BIOPHARMACEUTICALS: 3.46%
      23,160   CEPHALON INCORPORATED<<+                                                                         $     1,312,014
      29,200   GILEAD SCIENCES INCORPORATED+                                                                          1,367,728
                                                                                                                      2,679,742
                                                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.71%
      56,200   HOME DEPOT INCORPORATED                                                                                1,328,006
                                                                                                                ---------------
BUSINESS SERVICES: 12.26%
      51,700   BMC SOFTWARE INCORPORATED+                                                                             1,746,943
      83,200   CA INCORPORATED                                                                                        1,450,176
      39,635   GLOBAL PAYMENTS INCORPORATED                                                                           1,484,727
       9,000   MASTERCARD INCORPORATED CLASS A                                                                        1,505,790
      83,200   RED HAT INCORPORATED+                                                                                  1,674,816
     105,700   SYMANTEC CORPORATION<<+                                                                                1,644,692
                                                                                                                      9,507,144
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 10.58%
      32,800   ABBOTT LABORATORIES                                                                                    1,542,912
      74,200   BRISTOL-MYERS SQUIBB COMPANY                                                                           1,507,002
      29,200   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                                 1,585,852
      27,000   COLGATE-PALMOLIVE COMPANY                                                                              1,909,980
      47,200   SCOTTS MIRACLE-GRO COMPANY<<                                                                           1,654,360
                                                                                                                      8,200,106
                                                                                                                ---------------
COMMUNICATIONS: 2.20%
      54,000   AMERICAN TOWER CORPORATION CLASS A+                                                                    1,702,620
                                                                                                                ---------------
EATING & DRINKING PLACES: 4.34%
      98,900   BRINKER INTERNATIONAL INCORPORATED<<                                                                   1,684,267
      29,200   MCDONALD'S CORPORATION                                                                                 1,678,708
                                                                                                                      3,362,975
                                                                                                                ---------------
EDUCATIONAL SERVICES: 3.91%
      23,400   APOLLO GROUP INCORPORATED CLASS A+                                                                     1,664,208
      13,600   ITT EDUCATIONAL SERVICES INCORPORATED<<+                                                               1,368,976
                                                                                                                      3,033,184
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.58%
     150,600   EL PASO CORPORATION<<                                                                                  1,390,038
      36,000   PG&E CORPORATION                                                                                       1,383,840
                                                                                                                      2,773,878
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.27%
      78,700   CISCO SYSTEMS INCORPORATED+                                                                            1,466,968
      36,000   QUALCOMM INCORPORATED                                                                                  1,627,200
      28,130   SOHU.COM INCORPORATED<<+                                                                               1,767,408
                                                                                                                      4,861,576
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.66%
      34,000   GEN-PROBE INCORPORATED+                                                                                1,461,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
      74,200   SAIC INCORPORATED+                                                                               $     1,376,410
                                                                                                                      2,837,730
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 3.84%
      24,700   PEPSICO INCORPORATED                                                                                   1,357,512
      33,700   THE COCA-COLA COMPANY                                                                                  1,617,263
                                                                                                                      2,974,775
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 6.22%
      51,700   BJ'S WHOLESALE CLUB INCORPORATED<<+                                                                    1,666,291
      54,000   FAMILY DOLLAR STORES INCORPORATED                                                                      1,528,200
      33,700   WAL-MART STORES INCORPORATED                                                                           1,632,428
                                                                                                                      4,826,919
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.98%
      12,200   APPLE INCORPORATED+                                                                                    1,737,646
      49,500   HEWLETT-PACKARD COMPANY                                                                                1,913,175
      16,900   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,764,698
                                                                                                                      5,415,519
                                                                                                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.52%
      74,200   UNUMPROVIDENT CORPORATION                                                                              1,176,812
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.04%
      27,000   BECTON DICKINSON & COMPANY                                                                             1,925,370
      27,200   RAYTHEON COMPANY                                                                                       1,208,496
                                                                                                                      3,133,866
                                                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.67%
      50,300   ST. JUDE MEDICAL INCORPORATED+                                                                         2,067,330
                                                                                                                ---------------
MEDICAL MANAGEMENT SERVICES: 2.39%
      27,000   EXPRESS SCRIPTS INCORPORATED+                                                                          1,856,250
                                                                                                                ---------------
MEDICAL PRODUCTS: 1.99%
      29,200   BAXTER INTERNATIONAL INCORPORATED                                                                      1,546,432
                                                                                                                ---------------
MISCELLANEOUS SERVICES: 2.07%
      19,785   D&B CORPORATION                                                                                        1,606,740
                                                                                                                ---------------
OIL & GAS EXTRACTION: 3.47%
      94,400   EXCO RESOURCES INCORPORATED<<+                                                                         1,219,648
      45,000   NEWFIELD EXPLORATION COMPANY+                                                                          1,470,150
                                                                                                                      2,689,798
                                                                                                                ---------------
PAPER & ALLIED PRODUCTS: 1.45%
      51,700   PACTIV CORPORATION+                                                                                    1,123,441
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.96%
      80,900   CHARLES SCHWAB CORPORATION                                                                             1,418,986
      11,200   GOLDMAN SACHS GROUP INCORPORATED                                                                       1,651,328
                                                                                                                      3,070,314
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
TRANSPORTATION EQUIPMENT: 3.98%
      20,400   LOCKHEED MARTIN CORPORATION                                                                      $     1,645,260
      31,500   NORTHROP GRUMMAN CORPORATION                                                                           1,438,920
                                                                                                                      3,084,180
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.72%
      51,700   OMNICARE INCORPORATED                                                                                  1,331,792
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $76,136,284)                                                                               76,191,129
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 15.72%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.83%
     548,104   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                         548,104
     548,104   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                             548,104
     548,104   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                               548,104
     548,104   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    548,104
                                                                                                                      2,192,416
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 12.89%
$    219,241   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.32%        07/01/2009            219,241
      60,291   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/02/2009             60,290
      10,962   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/06/2009             10,961
     142,507   ALPINE SECURITIZATION CORPORATION++(P)                                0.27         07/07/2009            142,501
     224,722   AMSTEL FUNDING CORPORATION++(P)                                       1.50         07/01/2009            224,722
     120,583   ANTALIS US FUNDING CORPORATION++(P)                                   0.28         07/06/2009            120,578
      54,810   ANTALIS US FUNDING CORPORATION++(P)                                   0.35         07/24/2009             54,798
      32,886   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/08/2009             32,884
     164,431   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/22/2009            164,402
     191,836   ATLANTIS ONE FUNDING CORPORATION++(P)                                 0.30         07/20/2009            191,806
     147,988   BANK OF IRELAND                                                       0.40         07/01/2009            147,988
      93,178   BANK OF IRELAND                                                       0.60         07/02/2009             93,178
     175,393   BNP PARIBAS (PARIS)                                                   0.25         07/01/2009            175,393
      60,291   BNP PARIBAS (PARIS)                                                   0.26         07/01/2009             60,291
     230,203   BRYANT BANK FUNDING LLC++(P)                                          0.29         07/15/2009            230,178
      21,924   CALCASIEU PARISH LA+/-SS                                              0.75         12/01/2027             21,924
      30,146   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS           0.60         06/01/2028             30,146
     164,431   CALYON (GRAND CAYMAN)                                                 0.25         07/01/2009            164,431
     191,836   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.35         07/22/2009            191,797
     128,570   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         02/25/2008              2,121
      98,986   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         05/19/2008              1,633
      14,511   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                             1.00         10/01/2038             14,511
      43,848   COOK COUNTY IL+/-SS                                                   0.90         11/01/2030             43,848
     645,666   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $645,668)                                                             0.10         07/01/2009            645,666
     224,722   DANSKE BANK A/S (COPENHAGEN)                                          0.30         07/01/2009            224,722
      98,659   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                          1.50         12/15/2037             98,659
     131,545   DEXIA BANK (GRAND CAYMAN)                                             0.25         07/01/2009            131,545
     109,621   DEXIA DELAWARE LLC                                                    0.36         07/06/2009            109,615
     191,836   E.ON AG++                                                             0.34         07/21/2009            191,800
      87,697   EBBETS FUNDING LLC(P)                                                 0.45         07/01/2009             87,697
      49,329   EBBETS FUNDING LLC(P)                                                 0.50         07/01/2009             49,329
      32,886   ELYSIAN FUNDING LLC++(P)                                              0.50         07/01/2009             32,886
      49,329   ELYSIAN FUNDING LLC++(P)                                              0.50         07/07/2009             49,325
     246,647   FORTIS FUNDING LLC++                                                  0.24         07/01/2009            246,647
      54,810   GDF SUEZ++                                                            0.32         07/07/2009             54,807
     164,431   GEMINI SECURITIZATION INCORPORATED++(P)                               0.27         07/07/2009            164,424
     111,479   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $111,479)                  0.05         07/01/2009            111,479

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    224,722   GOVCO INCORPORATED++(P)                                               0.15%        07/01/2009    $       224,722
      27,405   GRAMPIAN FUNDING LLC++(P)                                             0.42         07/02/2009             27,405
      19,184   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/06/2009             19,182
      73,994   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/07/2009             73,988
     460,888   GRYPHON FUNDING LIMITED(A)(I)                                         0.00         08/23/2009            142,000
       9,044   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                 0.80         11/01/2042              9,044
      82,216   HOUSTON TX UTILITY SYSTEM+/-SS                                        0.40         05/15/2034             82,216
      27,405   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS                0.32         07/01/2029             27,405
      10,962   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS               0.47         01/01/2018             10,962
      19,184   IRISH LIFE & PERMANENT PLC++                                          0.60         07/02/2009             19,183
       8,222   IRISH LIFE & PERMANENT PLC++                                          0.60         07/06/2009              8,221
      38,367   IRISH LIFE & PERMANENT PLC++                                          0.60         07/07/2009             38,363
     484,239   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $484,240)                  0.08         07/01/2009            484,239
      16,443   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                                0.47         04/15/2025             16,443
     235,685   KBC BANK NV BRUSSELS                                                  0.35         07/01/2009            235,685
      76,735   LIBERTY STREET FUNDING CORPORATION++(P)                               0.29         07/27/2009             76,718
     170,367   LIBERTY STREET FUNDING CORPORATION++(P)                               0.30         07/20/2009            170,340
      54,810   LMA AMERICAS LLC++(P)                                                 0.33         07/21/2009             54,800
      65,772   LMA AMERICAS LLC++(P)                                                 0.33         07/28/2009             65,756
     182,244   MASSACHUSETTS HEFA+/-SS                                               0.25         10/01/2034            182,244
     137,026   MATCHPOINT MASTER TRUST++(P)                                          0.28         07/24/2009            137,001
      23,568   MISSISSIPPI STATE GO+/-SS                                             1.00         11/01/2028             23,568
     109,621   MONT BLANC CAPITAL CORPORATION++(P)                                   0.32         07/10/2009            109,612
      21,924   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                             0.32         02/01/2036             21,924
     213,760   NATIXIS                                                               0.13         07/01/2009            213,760
      10,962   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                              2.75         01/01/2018             10,962
     180,874   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                          0.32         07/20/2009            180,844
      35,627   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                              0.37         01/01/2034             35,627
     235,685   REGENCY MARKETS #1 LLC++(P)                                           0.35         07/02/2009            235,682
     191,836   ROMULUS FUNDING CORPORATION++(P)                                      0.95         07/24/2009            191,720
     137,026   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/01/2009            137,026
     137,026   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/06/2009            137,017
     191,836   SHEFFIELD RECEIVABLES CORPORATION++(P)                                0.29         07/30/2009            191,791
     216,501   SOCIETE GENERALE BANNON LLC                                           0.25         07/07/2009            216,501
     164,431   STARBIRD FUNDING CORPORATION++(P)                                     0.33         07/17/2009            164,407
      71,292   STRAIGHT-A FUNDING LLC++(P)                                           0.27         07/23/2009             71,280
     153,469   SURREY FUNDING CORPORATION++(P)                                       0.32         07/15/2009            153,450
     126,102   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.30         07/27/2009            126,075
      84,342   TULIP FUNDING CORPORATION++(P)                                        0.31         07/20/2009             84,328
      49,329   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                     0.40         07/01/2032             49,329
     213,760   UBS AG (STAMFORD CT)                                                  0.28         07/31/2009            213,760
     213,760   UNICREDITO ITALIANO (NEW YORK)                                        0.44         08/03/2009            213,760
      16,443   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                     0.43         12/15/2040             16,443
      54,810   VERSAILLES CDS LLC++(P)                                               0.50         07/01/2009             54,810
      19,184   VERSAILLES CDS LLC++(P)                                               0.50         07/07/2009             19,182
     168,098   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.31         07/28/2008             73,963
      97,615   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.34         08/07/2008             42,951
     119,414   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.60         04/03/2008             52,542
     193,812   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.61         02/15/2008             85,277
     164,431   WESTPAC SECURITIES NZ LIMITED++                                       0.28         07/20/2009            164,411
                                                                                                                      9,996,142
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,525,647)                                                           12,188,558
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.58%
   1,998,811   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,998,811
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,998,811)                                                                        1,998,811
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $90,660,742)*                                                    116.57%                                  $    90,378,498
OTHER ASSETS AND LIABILITIES, NET                                      (16.57)                                      (12,846,355)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $    77,532,143
                                                                       ======                                   ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,998,811.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $91,860,482 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 4,735,069
GROSS UNREALIZED DEPRECIATION                 (6,217,053)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)    (1,481,984)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 100.15%
AMUSEMENT & RECREATION SERVICES: 3.11%
      25,900   BALLY TECHNOLOGIES INCORPORATED+                                                                 $       774,928
      51,100   WMS INDUSTRIES INCORPORATED+                                                                           1,610,161
                                                                                                                      2,385,089
                                                                                                                ---------------
APPAREL & ACCESSORY STORES: 0.40%
       9,600   THE BUCKLE INCORPORATED<<                                                                                304,992
                                                                                                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.32%
      50,500   TRUE RELIGION APPAREL INCORPORATED+<<                                                                  1,126,150
      20,200   WARNACO GROUP INCORPORATED+<<                                                                            654,480
                                                                                                                      1,780,630
                                                                                                                ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.41%
      12,300   WRIGHT EXPRESS CORPORATION+                                                                              313,281
                                                                                                                ---------------
BIOPHARMACEUTICALS: 2.74%
      44,200   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  1,817,504
       3,400   UNITED THERAPEUTICS CORPORATION+                                                                         283,322
                                                                                                                      2,100,826
                                                                                                                ---------------
BUSINESS SERVICES: 15.30%
       9,400   AARON RENTS INCORPORATED<<                                                                               280,308
      61,600   ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+<<                                                          976,976
      13,200   ANSYS INCORPORATED+                                                                                      411,312
     120,700   ARIBA INCORPORATED+                                                                                    1,187,688
       5,900   BANKRATE INCORPORATED+                                                                                   148,916
       9,300   CAPELLA EDUCATION COMPANY+<<                                                                             557,535
      44,800   COMPELLENT TECHNOLOGIES INCORPORATED+<<                                                                  683,200
      54,600   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                    1,696,968
      58,900   CYBERSOURCE CORPORATION+                                                                                 901,170
      19,400   F5 NETWORKS INCORPORATED+<<                                                                              671,046
       9,400   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                  468,778
      62,100   GLOBAL CASH ACCESS INCORPORATED+                                                                         494,317
      30,300   MEDASSETS INCORPORATED+                                                                                  589,335
      22,900   MERCADOLIBRE INCORPORATED+<<                                                                             615,552
      77,800   PROS HOLDINGS INCORPORATED+                                                                              631,736
       4,800   QUALITY SYSTEMS INCORPORATED<<                                                                           273,408
       2,600   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+<<                                                          135,954
      57,300   WEBSENSE INCORPORATED+                                                                                 1,022,232
                                                                                                                     11,746,431
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 1.45%
      23,700   MARTEK BIOSCIENCES CORPORATION+<<                                                                        501,255
      37,500   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                               612,000
                                                                                                                      1,113,255
                                                                                                                ---------------
COMMUNICATIONS: 6.87%
      57,700   DG FASTCHANNEL INCORPORATED+<<                                                                         1,055,910
      15,400   EQUINIX INCORPORATED+<<                                                                                1,120,196
      87,700   LOOPNET INCORPORATED+<<                                                                                  679,675
      39,500   NEUTRAL TANDEM INCORPORATION+                                                                          1,166,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMUNICATIONS (continued)
      78,100   SYNIVERSE HOLDINGS INCORPORATED+                                                                 $     1,251,943
                                                                                                                      5,273,764
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT: 1.04%
      21,200   GENERAL CABLE CORPORATION+                                                                               796,696
                                                                                                                ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.43%
      64,000   ASIAINFO HOLDINGS INCORPORATED+                                                                        1,101,440
                                                                                                                ---------------
E-COMMERCE/SERVICES: 0.65%
       4,500   PRICELINE.COM INCORPORATED+<<                                                                            501,975
                                                                                                                ---------------
EDUCATIONAL SERVICES: 5.07%
      37,100   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                1,469,531
      69,300   CORINTHIAN COLLEGES INCORPORATED+<<                                                                    1,173,249
      57,900   K12 INCORPORATED+<<                                                                                    1,247,745
                                                                                                                      3,890,525
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.82%
      40,100   BALDOR ELECTRIC COMPANY<<                                                                                953,979
     101,300   GRAFTECH INTERNATIONAL LIMITED+                                                                        1,145,703
      18,100   GREATBATCH INCORPORATED+                                                                                 409,241
      19,500   HARMONIC INCORPORATED+                                                                                   114,855
      37,800   MACROVISION SOLUTIONS CORPORATION+                                                                       824,418
     105,000   MONOLITHIC POWER SYSTEMS+                                                                              2,353,050
       9,300   POWELL INDUSTRIES INCORPORATED+                                                                          344,751
      11,400   REGAL-BELOIT CORPORATION                                                                                 452,808
      17,600   SOHU.COM INCORPORATED+<<                                                                               1,105,808
      50,600   SOLERA HOLDINGS INCORPORATED+                                                                          1,285,240
      41,900   SYNAPTICS INCORPORATED+<<                                                                              1,619,435
                                                                                                                     10,609,288
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.28%
       4,000   CORE LABORATORIES NV<<                                                                                   348,600
      22,200   TETRA TECH INCORPORATED+                                                                                 636,030
                                                                                                                        984,630
                                                                                                                ---------------
FOOD STORES: 1.08%
      16,700   PANERA BREAD COMPANY+<<                                                                                  832,662
                                                                                                                ---------------
HEALTH SERVICES: 4.51%
      16,000   ATHENAHEALTH INCORPORATED+<<                                                                             592,160
      21,100   CARDIONET INCORPORATED+<<                                                                                344,352
      94,831   CRYOLIFE INCORPORATED+                                                                                   525,364
      36,800   GENOPTIX INCORPORATED+<<                                                                               1,177,232
      30,800   IPC THE HOSPITALIST COMPANY+                                                                             822,052
                                                                                                                      3,461,160
                                                                                                                ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.58%
      18,700   MYR GROUP INCORPORATED+<<                                                                                378,114
      43,900   ORION MARINE GROUP INCORPROATED+                                                                         834,100
                                                                                                                      1,212,214
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.16%
      58,500   HHGREGG INCORPORATED+<<                                                                          $       886,860
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.87%
      51,400   ALTRA HOLDINGS INCORPORATED+                                                                             384,986
      47,700   ARCSIGHT INCORPORATED+<<                                                                                 847,629
      25,100   ASTEC INDUSTRIES INCORPORATED+<<                                                                         745,219
     109,600   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             857,072
      32,900   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                               939,624
      48,700   IDEX CORPORATION                                                                                       1,196,559
      15,400   WOODWARD GOVERNOR COMPANY                                                                                304,920
                                                                                                                      5,276,009
                                                                                                                ---------------
INSURANCE CARRIERS: 0.31%
       9,700   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                  241,918
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.42%
      14,700   BADGER METER INCORPORATED<<                                                                              602,700
      58,200   BRUKER BIOSCIENCES CORPORATION+                                                                          538,932
       9,500   CYBERONICS INCORPORATED+                                                                                 157,985
       7,200   ICON PLC ADR+                                                                                            155,376
      34,200   MASIMO CORPORATION+                                                                                      824,562
       4,500   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                               347,175
                                                                                                                      2,626,730
                                                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.30%
      55,300   CONCEPTUS INCORPORATED+<<                                                                                934,570
      18,660   NUVASIVE INCORPORATED+<<                                                                                 832,236
                                                                                                                      1,766,806
                                                                                                                ---------------
MEDICAL PRODUCTS: 0.93%
      10,100   ILLUMINA INCORPORATED+<<                                                                                 393,294
      23,200   VOLCANO CORPORATION+                                                                                     324,336
                                                                                                                        717,630
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 2.69%
      26,300   DICK'S SPORTING GOODS INCORPORATED+                                                                      452,360
      42,500   HIBBETT SPORTS INCORPORATED+<<                                                                           765,000
      23,900   MSC INDUSTRIAL DIRECT COMPANY                                                                            847,972
                                                                                                                      2,065,332
                                                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.31%
      28,400   CON-WAY INCORPORATED                                                                                   1,002,804
                                                                                                                ---------------
OIL & GAS EXTRACTION: 4.51%
      61,800   ARENA RESOURCES INCORPORATED+                                                                          1,968,330
      29,400   COMSTOCK RESOURCES INCORPORATED+                                                                         971,670
      18,100   CONCHO RESOURCES INCORPORATED+                                                                           519,289
                                                                                                                      3,459,289
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.86%
      51,700   MSCI INCORPORATED+                                                                                     1,263,548
      80,376   SHUTTERFLY INCORPORATED+                                                                               1,121,245

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
      31,600   VISTAPRINT LIMITED+<<                                                                            $     1,347,740
                                                                                                                      3,732,533
                                                                                                                ---------------
RESTAURANTS: 0.97%
      23,000   BUFFALO WILD WINGS INCORPORATED+<<                                                                       747,960
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.68%
      37,200   DUFF & PHELPS CORPORATION                                                                                661,416
      64,700   GFI GROUP INCORPORATED                                                                                   436,078
       7,200   LAZARD LIMITED                                                                                           193,824
                                                                                                                      1,291,318
                                                                                                                ---------------
SOCIAL SERVICES: 0.94%
      27,600   ALMOST FAMILY INCORPORATED+<<                                                                            720,636
                                                                                                                ---------------
SOFTWARE: 0.27%
      13,400   EPIQ SYSTEMS INCORPORATED+<<                                                                             205,690
                                                                                                                ---------------
TRANSPORTATION BY AIR: 0.26%
       6,700   BRISTOW GROUP INCORPORATED+                                                                              198,521
                                                                                                                ---------------
WATER TRANSPORTATION: 1.61%
      82,000   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                           1,238,200
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.86%
      11,600   AIRGAS INCORPORATED                                                                                      470,148
      28,400   MYERS INDUSTRIES INCORPORATED                                                                            236,288
      17,400   TRACTOR SUPPLY COMPANY+                                                                                  718,968
                                                                                                                      1,425,404
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.14%
      53,100   LKQ CORPORATION+                                                                                         873,495
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $68,966,839)                                                                               76,885,993
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 30.88%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.55%
   1,066,410   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       1,066,410
   1,066,410   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           1,066,410
   1,066,410   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             1,066,410
   1,066,410   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,066,410
                                                                                                                      4,265,640
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 25.33%
$    426,564   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                          0.32%         07/01/2009            426,564
     117,305   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.60          07/02/2009            117,303
      21,328   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.60          07/06/2009             21,326
     277,267   ALPINE SECURITIZATION CORPORATION++(P)                               0.27          07/07/2009            277,254
     437,228   AMSTEL FUNDING CORPORATION++(P)                                      1.50          07/01/2009            437,228
     234,610   ANTALIS US FUNDING CORPORATION++(P)                                  0.28          07/06/2009            234,601
     106,641   ANTALIS US FUNDING CORPORATION++(P)                                  0.35          07/24/2009            106,617
      63,985   ASB FINANCE LIMITED (LONDON)++                                       0.30          07/08/2009             63,981
     319,923   ASB FINANCE LIMITED (LONDON)++                                       0.30          07/22/2009            319,867
     373,244   ATLANTIS ONE FUNDING CORPORATION++(P)                                0.30          07/20/2009            373,184

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    287,931   BANK OF IRELAND                                                      0.40%         07/01/2009    $       287,931
     181,290   BANK OF IRELAND                                                      0.60          07/02/2009            181,290
     341,251   BNP PARIBAS (PARIS)                                                  0.25          07/01/2009            341,251
     117,305   BNP PARIBAS (PARIS)                                                  0.26          07/01/2009            117,305
     447,892   BRYANT BANK FUNDING LLC++(P)                                         0.29          07/15/2009            447,842
      42,656   CALCASIEU PARISH LA+/-SS                                             0.75          12/01/2027             42,656
      58,653   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS          0.60          06/01/2028             58,653
     319,923   CALYON (GRAND CAYMAN)                                                0.25          07/01/2009            319,923
     373,244   CANCARA ASSET SECURITIZATION LIMITED++(P)                            0.35          07/22/2009            373,167
     248,878   CHEYNE FINANCE LLC+++/-####(A)(I)                                    0.00          02/25/2008              4,106
     191,611   CHEYNE FINANCE LLC+++/-####(A)(I)                                    0.00          05/19/2008              3,162
      28,233   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                            1.00          10/01/2038             28,233
      85,313   COOK COUNTY IL+/-SS                                                  0.90          11/01/2030             85,313
   1,256,231   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $1,256,234)                                                    0.10          07/01/2009          1,256,231
     437,228   DANSKE BANK A/S COPENHAGEN                                           0.30          07/01/2009            437,228
     191,954   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                         1.50          12/15/2037            191,954
     255,938   DEXIA BANK (GRAND CAYMAN)                                            0.25          07/01/2009            255,938
     213,282   DEXIA DELAWARE LLC                                                   0.36          07/06/2009            213,271
     373,244   E.ON AG++                                                            0.34          07/21/2009            373,173
     170,626   EBBETS FUNDING LLC(P)                                                0.45          07/01/2009            170,626
      95,977   EBBETS FUNDING LLC(P)                                                0.50          07/01/2009             95,977
      63,985   ELYSIAN FUNDING LLC++(P)                                             0.50          07/01/2009             63,985
      95,977   ELYSIAN FUNDING LLC++(P)                                             0.50          07/07/2009             95,969
     479,885   FORTIS FUNDING LLC++                                                 0.24          07/01/2009            479,885
     106,641   GDF SUEZ++                                                           0.32          07/07/2009            106,635
     319,923   GEMINI SECURITIZATION INCORPORATED++(P)                              0.27          07/07/2009            319,909
     216,897   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $216,897)                 0.05          07/01/2009            216,897
     437,228   GOVCO INCORPORATED++(P)                                              0.15          07/01/2009            437,228
      53,321   GRAMPIAN FUNDING LLC++(P)                                            0.42          07/02/2009             53,320
      37,324   GRAMPIAN FUNDING LLC++(P)                                            0.45          07/06/2009             37,322
     143,965   GRAMPIAN FUNDING LLC++(P)                                            0.45          07/07/2009            143,955
     892,158   GRYPHON FUNDING LIMITED(A)(I)                                        0.00          08/23/2009            274,874
      17,596   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                0.80          11/01/2042             17,596
     159,962   HOUSTON TX UTILITY SYSTEM+/-SS                                       0.40          05/15/2034            159,962
      53,321   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS               0.32          07/01/2029             53,321
      21,328   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS              0.47          01/01/2018             21,328
      37,324   IRISH LIFE & PERMANENT PLC++                                         0.60          07/02/2009             37,324
      15,996   IRISH LIFE & PERMANENT PLC++                                         0.60          07/06/2009             15,995
      74,649   IRISH LIFE & PERMANENT PLC++                                         0.60          07/07/2009             74,641
     942,152   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $942,154)                 0.08          07/01/2009            942,152
      31,992   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                               0.47          04/15/2025             31,992
     458,556   KBC BANK NV BRUSSELS                                                 0.35          07/01/2009            458,556
     149,297   LIBERTY STREET FUNDING CORPORATION++(P)                              0.29          07/27/2009            149,266
     331,472   LIBERTY STREET FUNDING CORPORATION++(P)                              0.30          07/20/2009            331,420
     106,641   LMA AMERICAS LLC++(P)                                                0.33          07/21/2009            106,621
     127,969   LMA AMERICAS LLC++(P)                                                0.33          07/28/2009            127,938
     354,581   MASSACHUSETTS HEFA+/-SS                                              0.25          10/01/2034            354,581
     266,603   MATCHPOINT MASTER TRUST++(P)                                         0.28          07/24/2009            266,555
      45,856   MISSISSIPPI STATE GO+/-SS                                            1.00          11/01/2028             45,856
     213,282   MONT BLANC CAPITAL CORPORATION++(P)                                  0.32          07/10/2009            213,265
      42,656   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                            0.32          02/01/2036             42,656
     415,900   NATIXIS                                                              0.13          07/01/2009            415,900
      21,328   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                             2.75          01/01/2018             21,328
     351,915   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                         0.32          07/20/2009            351,856
      69,317   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                             0.37          01/01/2034             69,317
     458,556   REGENCY MARKETS #1 LLC++(P)                                          0.35          07/02/2009            458,552
     373,244   ROMULUS FUNDING CORPORATION++(P)                                     0.95          07/24/2009            373,017
     266,603   SCALDIS CAPITAL LIMITED++(P)                                         0.45          07/01/2009            266,603
     266,603   SCALDIS CAPITAL LIMITED++(P)                                         0.45          07/06/2009            266,586

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    373,244   SHEFFIELD RECEIVABLES CORPORATION++(P)                               0.29%         07/30/2009    $       373,156
     421,232   SOCIETE GENERALE BANNON LLC                                          0.25          07/07/2009            421,232
     319,923   STARBIRD FUNDING CORPORATION++(P)                                    0.33          07/17/2009            319,876
     138,708   STRAIGHT-A FUNDING LLC++(P)                                          0.27          07/23/2009            138,685
     298,595   SURREY FUNDING CORPORATION++(P)                                      0.32          07/15/2009            298,558
     245,349   TICONDEROGA MASTER FUNDING LIMITED++(P)                              0.30          07/27/2009            245,296
     164,099   TULIP FUNDING CORPORATION++(P)                                       0.31          07/20/2009            164,072
      95,977   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                    0.40          07/01/2032             95,977
     415,900   UBS AG (STAMFORD CT)                                                 0.28          07/31/2009            415,900
     415,900   UNICREDITO ITALIANO (NEW YORK)                                       0.44          08/03/2009            415,900
      31,992   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                    0.43          12/15/2040             31,992
     106,641   VERSAILLES CDS LLC++(P)                                              0.50          07/01/2009            106,641
      37,324   VERSAILLES CDS LLC++(P)                                              0.50          07/07/2009             37,321
     325,393   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.31          07/28/2008            143,173
     188,957   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.34          08/07/2008             83,141
     231,154   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.60          04/03/2008            101,708
     375,169   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.61          02/15/2008            165,074
     319,923   WESTPAC SECURITIES NZ LIMITED++                                      0.28          07/20/2009            319,875
                                                                                                                     19,444,895
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,537,266)                                                           23,710,535
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.23%
     938,641   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             938,641
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $938,641)                                                                            938,641
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $94,442,746)*                                                    132.26%                                  $   101,535,169
OTHER ASSETS AND LIABILITIES, NET                                      (32.26)                                      (24,764,310)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $    76,770,859
                                                                       ======                                   ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $938,641.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $95,470,864 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 9,923,828
GROSS UNREALIZED DEPRECIATION                 (3,859,523)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 6,064,305

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.67%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.14%
       6,000   VF CORPORATION                                                                                   $       332,100
                                                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.84%
      83,325   HOME DEPOT INCORPORATED<<                                                                              1,968,970
                                                                                                                ---------------
BUSINESS SERVICES: 2.98%
     112,425   MICROSOFT CORPORATION                                                                                  2,672,342
      96,500   ORACLE CORPORATION                                                                                     2,067,030
     142,625   SYMANTEC CORPORATION<<+                                                                                2,219,245
                                                                                                                      6,958,617
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 15.36%
      97,750   ABBOTT LABORATORIES                                                                                    4,598,160
      53,047   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  3,426,306
      24,400   AMGEN INCORPORATED<<+                                                                                  1,291,736
     165,225   BRISTOL-MYERS SQUIBB COMPANY                                                                           3,355,720
      18,625   COLGATE-PALMOLIVE COMPANY                                                                              1,317,533
     106,809   E.I. DU PONT DE NEMOURS & COMPANY                                                                      2,736,447
      97,615   JOHNSON & JOHNSON                                                                                      5,544,532
     311,685   PFIZER INCORPORATED<<                                                                                  4,675,275
     107,560   PROCTER & GAMBLE COMPANY                                                                               5,496,316
      99,500   SCHERING-PLOUGH CORPORATION<<                                                                          2,499,440
      21,200   WYETH                                                                                                    962,268
                                                                                                                     35,903,733
                                                                                                                ---------------
COMMUNICATIONS: 6.74%
     349,540   AT&T INCORPORATED                                                                                      8,682,574
      15,901   TIME WARNER CABLE INCORPORATED+                                                                          503,585
     213,836   VERIZON COMMUNICATIONS INCORPORATED                                                                    6,571,180
                                                                                                                     15,757,339
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 12.61%
     361,696   BANK OF AMERICA CORPORATION                                                                            4,774,387
     199,805   BANK OF NEW YORK MELLON CORPORATION                                                                    5,856,285
     296,440   CITIGROUP INCORPORATED<<                                                                                 880,427
     313,490   JPMORGAN CHASE & COMPANY                                                                              10,693,144
      71,350   STATE STREET CORPORATION                                                                               3,367,720
     217,556   US BANCORP                                                                                             3,898,604
                                                                                                                     29,470,567
                                                                                                                ---------------
EATING & DRINKING PLACES: 1.58%
      64,420   MCDONALD'S CORPORATION                                                                                 3,703,506
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.29%
      83,166   DOMINION RESOURCES INCORPORATED                                                                        2,779,408
      37,395   FIRSTENERGY CORPORATION<<                                                                              1,449,056
     117,570   FPL GROUP INCORPORATED                                                                                 6,685,030
      43,775   MDU RESOURCES GROUP INCORPORATED                                                                         830,412
      90,430   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           2,950,731
                                                                                                                     14,694,637
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.25%
     120,900   CISCO SYSTEMS INCORPORATED+                                                                            2,253,576
     109,975   EMERSON ELECTRIC COMPANY                                                                               3,563,190

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     375,694   GENERAL ELECTRIC COMPANY                                                                         $     4,403,134
     140,295   NOKIA OYJ ADR                                                                                          2,045,501
                                                                                                                     12,265,401
                                                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.70%
      47,085   FORTUNE BRANDS INCORPORATED                                                                            1,635,733
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 2.61%
      38,875   MCCORMICK & COMPANY INCORPORATED                                                                       1,264,604
      88,195   PEPSICO INCORPORATED                                                                                   4,847,197
                                                                                                                      6,111,801
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 2.40%
     142,195   TARGET CORPORATION                                                                                     5,612,437
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.07%
      45,316   3M COMPANY                                                                                             2,723,492
     119,470   HEWLETT-PACKARD COMPANY                                                                                4,617,516
     181,750   INTEL CORPORATION                                                                                      3,007,963
      36,792   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            3,841,821
                                                                                                                     14,190,792
                                                                                                                ---------------
INSURANCE CARRIERS: 5.26%
     140,305   METLIFE INCORPORATED                                                                                   4,210,553
      53,300   PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,983,826
     148,650   THE TRAVELERS COMPANIES INCORPORATED                                                                   6,100,596
                                                                                                                     12,294,975
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.22%
      40,134   BECTON DICKINSON & COMPANY                                                                             2,861,956
                                                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.43%
      95,575   MEDTRONIC INCORPORATED                                                                                 3,334,612
                                                                                                                ---------------
MEDICAL PRODUCTS: 0.88%
      73,275   MERCK & COMPANY INCORPORATED<<                                                                         2,048,769
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 2.76%
      41,100   COSTCO WHOLESALE CORPORATION                                                                           1,878,270
     143,375   CVS CAREMARK CORPORATION                                                                               4,569,361
                                                                                                                      6,447,631
                                                                                                                ---------------
MOTION PICTURES: 1.62%
      68,516   TIME WARNER INCORPORATED<<                                                                             1,725,920
      88,015   WALT DISNEY COMPANY                                                                                    2,053,390
                                                                                                                      3,779,310
                                                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.39%
      95,510   AMERICAN EXPRESS COMPANY                                                                               2,219,652
      47,425   CAPITAL ONE FINANCIAL CORPORATION<<                                                                    1,037,659
                                                                                                                      3,257,311
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
OIL & GAS EXTRACTION: 1.87%
      78,100   CHESAPEAKE ENERGY CORPORATION                                                                    $     1,548,723
     136,075   HALLIBURTON COMPANY                                                                                    2,816,753
                                                                                                                      4,365,476
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.75%
     137,270   CHEVRON CORPORATION                                                                                    9,094,138
     152,600   CONOCOPHILLIPS                                                                                         6,418,356
     191,936   EXXON MOBIL CORPORATION                                                                               13,418,246
     106,250   MARATHON OIL CORPORATION                                                                               3,201,313
                                                                                                                     32,132,053
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.52%
      49,772   AMERIPRISE FINANCIAL INCORPORATED                                                                      1,207,966
                                                                                                                ---------------
TOBACCO PRODUCTS: 0.88%
      47,175   PHILIP MORRIS INTERNATIONAL                                                                            2,057,774
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 3.51%
     127,730   HONEYWELL INTERNATIONAL INCORPORATED                                                                   4,010,722
      80,800   UNITED TECHNOLOGIES CORPORATION                                                                        4,198,368
                                                                                                                      8,209,090
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.01%
     104,725   SYSCO CORPORATION                                                                                      2,354,211
                                                                                                                ---------------
               TOTAL COMMON STOCKS (COST $270,010,248)                                                              232,956,767
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 6.19%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.13%
     661,271   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                         661,271
     661,271   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                             661,271
     661,271   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                               661,271
     661,271   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    661,271
                                                                                                                      2,645,084
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.06%
$    264,508   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                          0.32%         07/01/2009            264,508
      72,740   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.60          07/02/2009             72,739
      13,225   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.60          07/06/2009             13,224
     171,930   ALPINE SECURITIZATION CORPORATION++(P)                               0.27          07/07/2009            171,923
     271,121   AMSTEL FUNDING CORPORATION++(P)                                      1.50          07/01/2009            271,121
     145,480   ANTALIS US FUNDING CORPORATION++(P)                                  0.28          07/06/2009            145,474
      66,127   ANTALIS US FUNDING CORPORATION++(P)                                  0.35          07/24/2009             66,112
      39,676   ASB FINANCE LIMITED (LONDON)++                                       0.30          07/08/2009             39,674
     198,381   ASB FINANCE LIMITED (LONDON)++                                       0.30          07/22/2009            198,346
     231,445   ATLANTIS ONE FUNDING CORPORATION++(P)                                0.30          07/20/2009            231,408
     178,543   BANK OF IRELAND                                                      0.40          07/01/2009            178,543
     112,416   BANK OF IRELAND                                                      0.60          07/02/2009            112,416
     211,607   BNP PARIBAS (PARIS)                                                  0.25          07/01/2009            211,607
      72,740   BNP PARIBAS (PARIS)                                                  0.26          07/01/2009             72,740
     277,734   BRYANT BANK FUNDING LLC++(P)                                         0.29          07/15/2009            277,702
      26,451   CALCASIEU PARISH LA+/-SS                                             0.75          12/01/2027             26,451
      36,370   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS          0.60          06/01/2028             36,370
     198,381   CALYON (GRAND CAYMAN)                                                0.25          07/01/2009            198,381
     231,445   CANCARA ASSET SECURITIZATION LIMITED++(P)                            0.35          07/22/2009            231,397

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     80,647   CHEYNE FINANCE LLC+++/-####(A)(I)                                    0.00%         02/25/2008    $         1,331
      62,090   CHEYNE FINANCE LLC+++/-####(A)(I)                                    0.00          05/19/2008              1,024
      17,507   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                            1.00          10/01/2038             17,507
      52,902   COOK COUNTY IL+/-SS                                                  0.90          11/01/2030             52,902
     778,977   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $778,979)                                                            0.10          07/01/2009            778,977
     271,121   DANSKE BANK A/S COPENHAGEN                                           0.30          07/01/2009            271,121
     119,029   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                         1.50          12/15/2037            119,029
     158,705   DEXIA BANK (GRAND CAYMAN)                                            0.25          07/01/2009            158,705
     132,254   DEXIA DELAWARE LLC                                                   0.36          07/06/2009            132,248
     231,445   E.ON AG++                                                            0.34          07/21/2009            231,401
     105,803   EBBETS FUNDING LLC(P)                                                0.45          07/01/2009            105,803
      59,514   EBBETS FUNDING LLC(P)                                                0.50          07/01/2009             59,514
      39,676   ELYSIAN FUNDING LLC++(P)                                             0.50          07/01/2009             39,676
      59,514   ELYSIAN FUNDING LLC++(P)                                             0.50          07/07/2009             59,509
     297,572   FORTIS FUNDING LLC++                                                 0.24          07/01/2009            297,572
      66,127   GDF SUEZ++                                                           0.32          07/07/2009             66,124
     198,381   GEMINI SECURITIZATION INCORPORATED++(P)                              0.27          07/07/2009            198,372
     134,496   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $134,496)                 0.05          07/01/2009            134,496
     271,121   GOVCO INCORPORATED++(P)                                              0.15          07/01/2009            271,121
      33,064   GRAMPIAN FUNDING LLC++(P)                                            0.42          07/02/2009             33,063
      23,144   GRAMPIAN FUNDING LLC++(P)                                            0.45          07/06/2009             23,143
      89,272   GRAMPIAN FUNDING LLC++(P)                                            0.45          07/07/2009             89,265
     289,097   GRYPHON FUNDING LIMITED(A)(I)                                        0.00          08/23/2009             89,071
      10,911   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                0.80          11/01/2042             10,911
      99,191   HOUSTON TX UTILITY SYSTEM+/-SS                                       0.40          05/15/2034             99,191
      33,064   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS               0.32          07/01/2029             33,064
      13,225   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS              0.47          01/01/2018             13,225
      23,144   IRISH LIFE & PERMANENT PLC++                                         0.60          07/02/2009             23,144
       9,919   IRISH LIFE & PERMANENT PLC++                                         0.60          07/06/2009              9,918
      46,289   IRISH LIFE & PERMANENT PLC++                                         0.60          07/07/2009             46,284
     584,219   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $584,220)                 0.08          07/01/2009            584,219
      19,838   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                               0.47          04/15/2025             19,838
     284,346   KBC BANK NV BRUSSELS                                                 0.35          07/01/2009            284,346
      92,578   LIBERTY STREET FUNDING CORPORATION++(P)                              0.29          07/27/2009             92,559
     205,543   LIBERTY STREET FUNDING CORPORATION++(P)                              0.30          07/20/2009            205,510
      66,127   LMA AMERICAS LLC++(P)                                                0.33          07/21/2009             66,115
      79,352   LMA AMERICAS LLC++(P)                                                0.33          07/28/2009             79,333
     219,872   MASSACHUSETTS HEFA+/-SS                                              0.25          10/01/2034            219,872
     165,318   MATCHPOINT MASTER TRUST++(P)                                         0.28          07/24/2009            165,288
      28,435   MISSISSIPPI STATE GO+/-SS                                            1.00          11/01/2028             28,435
     132,254   MONT BLANC CAPITAL CORPORATION++(P)                                  0.32          07/10/2009            132,244
      26,451   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                            0.32          02/01/2036             26,451
     257,896   NATIXIS                                                              0.13          07/01/2009            257,896
      13,225   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                             2.75          01/01/2018             13,225
     218,219   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                         0.32          07/20/2009            218,182
      42,983   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                             0.37          01/01/2034             42,983
     284,346   REGENCY MARKETS #1 LLC++(P)                                          0.35          07/02/2009            284,344
     231,445   ROMULUS FUNDING CORPORATION++(P)                                     0.95          07/24/2009            231,304
     165,318   SCALDIS CAPITAL LIMITED++(P)                                         0.45          07/01/2009            165,318
     165,318   SCALDIS CAPITAL LIMITED++(P)                                         0.45          07/06/2009            165,307
     231,445   SHEFFIELD RECEIVABLES CORPORATION++(P)                               0.29          07/30/2009            231,391
     261,202   SOCIETE GENERALE BANNON LLC                                          0.25          07/07/2009            261,202
     198,381   STARBIRD FUNDING CORPORATION++(P)                                    0.33          07/17/2009            198,352
      86,011   STRAIGHT-A FUNDING LLC++(P)                                          0.27          07/23/2009             85,997
     185,156   SURREY FUNDING CORPORATION++(P)                                      0.32          07/15/2009            185,133
     152,139   TICONDEROGA MASTER FUNDING LIMITED++(P)                              0.30          07/27/2009            152,106
     101,756   TULIP FUNDING CORPORATION++(P)                                       0.31          07/20/2009            101,740
      59,514   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                    0.40          07/01/2032             59,514
     257,896   UBS AG (STAMFORD CT)                                                 0.28          07/31/2009            257,896

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE          VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    257,896   UNICREDITO ITALIANO (NEW YORK)                                       0.44%         08/03/2009    $       257,896
      19,838   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                    0.43          12/15/2040             19,838
      66,127   VERSAILLES CDS LLC++(P)                                              0.50          07/01/2009             66,127
      23,144   VERSAILLES CDS LLC++(P)                                              0.50          07/07/2009             23,143
     105,441   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.31          07/28/2008             46,394
      61,230   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.34          08/07/2008             26,941
      74,904   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.60          04/03/2008             32,958
     121,570   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.61          02/15/2008             53,491
     198,381   WESTPAC SECURITIES NZ LIMITED++                                      0.28          07/20/2009            198,348
                                                                                                                     11,828,083
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,180,836)                                                           14,473,167
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.80%
   1,856,408   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,856,408
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,856,408)                                                                        1,856,408
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $287,047,492)*                                                   106.66%                                  $   249,286,342
OTHER ASSETS AND LIABILITIES, NET                                       (6.66)                                      (15,561,068)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $   233,725,274
                                                                       ======                                   ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,856,408.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $287,256,063 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 33,371,131
GROSS UNREALIZED DEPRECIATION                 (71,340,852)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(37,969,721)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 98.70%
APPAREL & ACCESSORY STORES: 1.07%
     111,400   KOHL'S CORPORATION+                                                                              $     4,762,350
                                                                                                                ---------------
AUTO & TRUCKS: 0.53%
     387,400   FORD MOTOR COMPANY+                                                                                    2,351,518
                                                                                                                ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.78%
     200,000   AUTONATION INCORPORATED+<<                                                                             3,470,000
                                                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.46%
     180,000   WALTER INDUSTRIES INCORPORATED                                                                         6,523,205
                                                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.73%
     138,300   HOME DEPOT INCORPORATED                                                                                3,268,029
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 14.60%
     278,900   AMGEN INCORPORATED+                                                                                   14,764,966
     200,000   CELANESE CORPORATION CLASS A                                                                           4,750,000
      70,200   CF INDUSTRIES HOLDINGS INCORPORATED                                                                    5,204,628
      56,700   CLOROX COMPANY                                                                                         3,165,561
      82,400   ELI LILLY & COMPANY                                                                                    2,854,336
     195,000   JOHNSON & JOHNSON                                                                                     11,076,000
     242,000   LIFE TECHNOLOGIES CORPORATION+                                                                        10,096,240
     880,000   PFIZER INCORPORATED<<                                                                                 13,200,000
                                                                                                                     65,111,731
                                                                                                                ---------------
COMMUNICATIONS: 6.70%
     481,000   AT&T INCORPORATED                                                                                     11,948,040
   1,127,100   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                      4,677,465
     179,000   SHAW COMMUNICATIONS INCORPORATED CLASS  B<<                                                            3,016,150
     924,300   SPRINT NEXTEL CORPORATION+<<                                                                           4,445,883
     187,800   VERIZON COMMUNICATIONS INCORPORATED                                                                    5,771,094
                                                                                                                     29,858,632
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 11.81%
   1,010,300   BANK OF AMERICA CORPORATION                                                                           13,335,960
     184,700   BANK OF NEW YORK MELLON CORPORATION                                                                    5,413,557
     340,700   FIFTH THIRD BANCORP                                                                                    2,418,970
     517,900   JPMORGAN CHASE & COMPANY                                                                              17,665,569
     107,900   PNC FINANCIAL SERVICES GROUP                                                                           4,187,599
   1,049,400   REGIONS FINANCIAL CORPORATION<<                                                                        4,239,576
     114,434   STATE STREET CORPORATION                                                                               5,401,285
                                                                                                                     52,662,516
                                                                                                                ---------------
EATING & DRINKING PLACES: 0.94%
     127,200   DARDEN RESTAURANTS INCORPORATED                                                                        4,195,056
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.66%
     580,000   AES CORPORATION+                                                                                       6,733,800
     577,400   EL PASO CORPORATION<<                                                                                  5,329,402
     216,000   NORTHEAST UTILITIES                                                                                    4,818,960
     149,500   NRG ENERGY INCORPORATED+<<                                                                             3,881,020
                                                                                                                     20,763,182
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.93%
     216,500   ANALOG DEVICES INCORPORATED                                                                      $     5,364,870
     175,400   COOPER INDUSTRIES LIMITED CLASS A                                                                      5,446,170
     575,100   MARVELL TECHNOLOGY GROUP LIMITED+<<                                                                    6,694,164
                                                                                                                     17,505,204
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.17%
     101,800   FLUOR CORPORATION                                                                                      5,221,322
                                                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.50%
     113,300   FORTUNE BRANDS INCORPORATED                                                                            3,936,042
      95,800   SNAP-ON INCORPORATED                                                                                   2,753,292
                                                                                                                      6,689,334
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 2.21%
     182,300   COCA-COLA ENTERPRISES INCORPORATED                                                                     3,035,295
     100,200   DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                  2,123,238
     111,300   MOLSON COORS BREWING COMPANY<<                                                                         4,711,329
                                                                                                                      9,869,862
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 1.46%
     156,100   JCPENNEY COMPANY INCORPORATED                                                                          4,481,631
      41,500   WAL-MART STORES INCORPORATED                                                                           2,010,260
                                                                                                                      6,491,891
                                                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.74%
      83,700   BOSTON PROPERTIES INCORPORATED                                                                         3,992,490
     320,300   PROLOGIS                                                                                               2,581,618
     109,579   SIMON PROPERTY GROUP INCORPORATED<<                                                                    5,635,648
                                                                                                                     12,209,756
                                                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.46%
      61,400   BEST BUY COMPANY INCORPORATED                                                                          2,056,286
                                                                                                                ---------------
HOTELS & RESORTS: 1.00%
     330,000   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                      4,468,200
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.94%
     104,400   CUMMINS INCORPORATED                                                                                   3,675,924
     335,000   EMC CORPORATION+                                                                                       4,388,500
      98,000   SPX CORPORATION                                                                                        4,799,060
     178,000   WESTERN DIGITAL CORPORATION                                                                            4,717,000
                                                                                                                     17,580,484
                                                                                                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.49%
     418,800   UNUMPROVIDENT CORPORATION<<                                                                            6,642,168
                                                                                                                ---------------
INSURANCE CARRIERS: 3.94%
      75,400   AFLAC INCORPORATED                                                                                     2,344,186
      47,400   ARCH CAPITAL GROUP LIMITED+<<                                                                          2,776,692
     154,225   PRUDENTIAL FINANCIAL INCORPORATED                                                                      5,740,255
      83,500   THE TRAVELERS COMPANIES INCORPORATED                                                                   3,426,840
     132,000   UNITEDHEALTH GROUP INCORPORATED                                                                        3,297,360
                                                                                                                     17,585,333
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
METAL MINING: 3.24%
      76,800   CLIFFS NATURAL RESOURCES INCORPORATED                                                            $     1,879,296
     251,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                 12,577,610
                                                                                                                     14,456,906
                                                                                                                ---------------
OIL & GAS EXTRACTION: 7.06%
     165,100   NEWFIELD EXPLORATION COMPANY+                                                                          5,393,817
     321,100   NOBLE CORPORATION                                                                                      9,713,275
     118,700   OCCIDENTAL PETROLEUM CORPORATION                                                                       7,811,647
     243,700   WHITING PETROLEUM CORPORATION+                                                                         8,568,492
                                                                                                                     31,487,231
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.82%
     205,700   CHEVRON CORPORATION                                                                                   13,627,625
     131,400   CONOCOPHILLIPS                                                                                         5,526,684
     225,000   EXXON MOBIL CORPORATION                                                                               15,729,750
                                                                                                                     34,884,059
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.40%
     206,700   MCGRAW-HILL COMPANIES INCORPORATED                                                                     6,223,737
                                                                                                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.84%
     110,000   HEALTH CARE REIT INCORPORATED                                                                          3,751,000
                                                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.63%
     250,000   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                    2,815,000
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.26%
      47,700   GOLDMAN SACHS GROUP INCORPORATED                                                                       7,032,888
     420,700   INVESCO LIMITED                                                                                        7,496,874
                                                                                                                     14,529,762
                                                                                                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.73%
     350,044   CEMEX SA DE CV<<                                                                                       3,269,411
                                                                                                                ---------------
TELECOMMUNICATIONS EQUIPMENT: 1.25%
     347,800   CORNING INCORPORATED                                                                                   5,585,668
                                                                                                                ---------------
TOBACCO PRODUCTS: 2.02%
     198,800   ALTRIA GROUP INCORPORATED                                                                              3,258,332
      84,456   LORILLARD INCORPORATED                                                                                 5,723,583
                                                                                                                      8,981,915
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.03%
      37,000   GENERAL DYNAMICS CORPORATION                                                                           2,049,430
      89,000   GOODRICH CORPORATION                                                                                   4,447,330
     118,200   JOHNSON CONTROLS INCORPORATED                                                                          2,567,304
                                                                                                                      9,064,064
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.77%
     177,600   DEAN FOODS COMPANY+                                                                                    3,408,144
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.53%
      92,200   OMNICARE INCORPORATED<<                                                                          $     2,375,071
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $471,272,426)                                                                             440,118,027
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 13.40%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.44%
   2,721,146   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       2,721,146
   2,721,146   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           2,721,146
   2,721,146   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                               2,721,146
   2,721,146   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  2,721,146
                                                                                                                     10,884,584
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.96%
$  1,088,459   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.32%        07/01/2009          1,088,459
     299,326   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/02/2009            299,321
      54,423   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/06/2009             54,418
     707,498   ALPINE SECURITIZATION CORPORATION++(P)                                0.27         07/07/2009            707,466
   1,115,670   AMSTEL FUNDING CORPORATION++(P)                                       1.50         07/01/2009          1,115,670
     598,652   ANTALIS US FUNDING CORPORATION++(P)                                   0.28         07/06/2009            598,629
     272,115   ANTALIS US FUNDING CORPORATION++(P)                                   0.35         07/24/2009            272,054
     163,269   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/08/2009            163,259
     816,344   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/22/2009            816,201
     952,401   ATLANTIS ONE FUNDING CORPORATION++                                    0.30         07/20/2009            952,250
     734,710   BANK OF IRELAND                                                       0.40         07/01/2009            734,710
     462,595   BANK OF IRELAND                                                       0.60         07/02/2009            462,595
     870,767   BNP PARIBAS (PARIS)                                                   0.25         07/01/2009            870,767
     299,326   BNP PARIBAS (PARIS)                                                   0.26         07/01/2009            299,326
   1,142,881   BRYANT BANK FUNDING LLC++(P)                                          0.29         07/15/2009          1,142,753
     108,846   CALCASIEU PARISH LA+/-SS                                              0.75         12/01/2027            108,846
     149,663   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS           0.60         06/01/2028            149,663
     816,344   CALYON (GRAND CAYMAN)                                                 0.25         07/01/2009            816,344
     952,401   CANCARA ASSET SECURITIZATION LIMITED++                                0.35         07/22/2009            952,207
     401,062   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         02/25/2008              6,618
     308,777   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         05/19/2008              5,095
      72,042   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                             1.00         10/01/2038             72,042
     217,692   COOK COUNTY IL+/-                                                     0.90         11/01/2030            217,692
   3,205,510   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $3,205,511)                                                           0.10         07/01/2009          3,205,510
   1,115,670   DANSKE BANK A/S COPENHAGEN                                            0.30         07/01/2009          1,115,670
     489,806   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                          1.50         12/15/2037            489,806
     653,075   DEXIA BANK (GRAND CAYMAN)                                             0.25         07/01/2009            653,075
     544,229   DEXIA DELAWARE LLC                                                    0.36         07/06/2009            544,202
     952,401   E.ON AG++                                                             0.34         07/21/2009            952,221
     435,383   EBBETS FUNDING LLC                                                    0.45         07/01/2009            435,383
     244,903   EBBETS FUNDING LLC                                                    0.50         07/01/2009            244,903
     163,269   ELYSIAN FUNDING LLC++(P)                                              0.50         07/01/2009            163,269
     244,903   ELYSIAN FUNDING LLC++(P)                                              0.50         07/07/2009            244,883
   1,224,516   FORTIS FUNDING LLC++                                                  0.24         07/01/2009          1,224,516
     272,115   GDF SUEZ++                                                            0.32         07/07/2009            272,100
     816,344   GEMINI SECURITIZATION INCORPORATED++                                  0.27         07/07/2009            816,307
     553,454   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $553,455)                  0.05         07/01/2009            553,454
   1,115,670   GOVCO INCORPORATED++(P)                                               0.15         07/01/2009          1,115,670
     136,057   GRAMPIAN FUNDING LLC++(P)                                             0.42         07/02/2009            136,056
      95,240   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/06/2009             95,234
     367,355   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/07/2009            367,327
   1,437,694   GRYPHON FUNDING LIMITED(A)(I)                                         0.00         08/23/2009            442,954
      44,899   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                 0.80         11/01/2042             44,899

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
------------                                                                    -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    408,172   HOUSTON TX UTILITY SYSTEM+/-SS                                        0.40%        05/15/2034    $       408,172
     136,057   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS                0.32         07/01/2029            136,057
      54,423   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS               0.47         01/01/2018             54,423
      95,240   IRISH LIFE & PERMANENT PLC++                                          0.60         07/02/2009             95,239
      40,817   IRISH LIFE & PERMANENT PLC++                                          0.60         07/06/2009             40,814
     190,480   IRISH LIFE & PERMANENT PLC++                                          0.60         07/07/2009            190,461
   2,404,078   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,404,083)                0.08         07/01/2009          2,404,078
      81,634   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                                0.47         04/15/2025             81,634
   1,170,093   KBC BANK NV BRUSSELS                                                  0.35         07/01/2009          1,170,093
     380,960   LIBERTY STREET FUNDING CORPORATION++(P)                               0.29         07/27/2009            380,881
     845,814   LIBERTY STREET FUNDING CORPORATION++                                  0.30         07/20/2009            845,680
     272,115   LMA AMERICAS LLC++                                                    0.33         07/21/2009            272,065
     326,538   LMA AMERICAS LLC++                                                    0.33         07/28/2009            326,457
     904,781   MASSACHUSETTS HEFA+/-SS                                               0.25         10/01/2034            904,781
     680,287   MATCHPOINT MASTER TRUST++(P)                                          0.28         07/24/2009            680,165
     117,009   MISSISSIPPI STATE GO+/-SS                                             1.00         11/01/2028            117,009
     544,229   MONT BLANC CAPITAL CORPORATION++                                      0.32         07/10/2009            544,186
     108,846   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                             0.32         02/01/2036            108,846
   1,061,247   NATIXIS                                                               0.13         07/01/2009          1,061,247
      54,423   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                              2.75         01/01/2018             54,423
     897,978   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             0.32         07/20/2009            897,827
     176,875   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                              0.37         01/01/2034            176,875
   1,170,093   REGENCY MARKETS #1 LLC++(P)                                           0.35         07/02/2009          1,170,082
     952,401   ROMULUS FUNDING CORPORATION++                                         0.95         07/24/2009            951,823
     680,287   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/01/2009            680,287
     680,287   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/06/2009            680,244
     952,401   SHEFFIELD RECEIVABLES CORPORATION++(P)                                0.29         07/30/2009            952,179
   1,074,853   SOCIETE GENERALE BANNON LLC                                           0.25         07/07/2009          1,074,853
     816,344   STARBIRD FUNDING CORPORATION++                                        0.33         07/17/2009            816,224
     353,940   STRAIGHT-A FUNDING LLC++(P)                                           0.27         07/23/2009            353,881
     761,921   SURREY FUNDING CORPORATION++                                          0.32         07/15/2009            761,826
     626,054   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.30         07/27/2009            625,918
     418,730   TULIP FUNDING CORPORATION++                                           0.31         07/20/2009            418,661
     244,903   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                     0.40         07/01/2032            244,903
   1,061,247   UBS AG (STAMFORD CT)                                                  0.28         07/31/2009          1,061,247
   1,061,247   UNICREDITO ITALIANO (NEW YORK)                                        0.44         08/03/2009          1,061,247
      81,634   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                     0.43         12/15/2040             81,634
     272,115   VERSAILLES CDS LLC++(P)                                               0.50         07/01/2009            272,115
      95,240   VERSAILLES CDS LLC++(P)                                               0.50         07/07/2009             95,232
     524,364   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.31         07/28/2008            230,720
     304,500   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.34         08/07/2008            133,980
     372,500   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.60         04/03/2008            163,900
     604,577   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.61         02/15/2008            266,014
     816,344   WESTPAC SECURITIES NZ LIMITED++                                       0.28         07/20/2009            816,223
                                                                                                                     48,888,430
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,063,755)                                                           59,773,014
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.80%
   8,024,899   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           8,024,899
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,024,899)                                                                        8,024,899
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY VALUE PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $540,361,080)*                                                   113.90%                                  $   507,915,940
OTHER ASSETS AND LIABILITIES, NET                                      (13.90)                                      (61,974,512)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $   445,941,428
                                                                       ======                                   ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,024,899.

(P)  ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $543,841,393 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION    $ 25,254,900
GROSS UNREALIZED DEPRECIATION     (61,180,353)
                                 ------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION)                $(35,925,453)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.25%
AMUSEMENT & RECREATION SERVICES: 0.06%
      62,412   INTERNATIONAL GAME TECHNOLOGY                                                                    $       992,351
                                                                                                                ---------------
APPAREL & ACCESSORY STORES: 0.36%
      18,510   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                    469,969
      96,872   GAP INCORPORATED                                                                                       1,588,701
      64,326   KOHL'S CORPORATION+                                                                                    2,749,937
      56,896   LIMITED BRANDS INCORPORATED                                                                              681,045
      33,724   NORDSTROM INCORPORATED<<                                                                                 670,770
                                                                                                                      6,160,422
                                                                                                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.10%
      11,907   POLO RALPH LAUREN CORPORATION                                                                            637,501
      18,639   VF CORPORATION                                                                                         1,031,669
                                                                                                                      1,669,170
                                                                                                                ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.15%
      22,756   AUTONATION INCORPORATED<<+                                                                               394,817
       7,603   AUTOZONE INCORPORATED<<+                                                                               1,148,889
      28,574   O'REILLY AUTOMOTIVE INCORPORATED<<+                                                                    1,088,098
                                                                                                                      2,631,804
                                                                                                                ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
      11,772   RYDER SYSTEM INCORPORATED<<                                                                              328,674
                                                                                                                ---------------
BIOPHARMACEUTICALS: 1.03%
      96,954   CELGENE CORPORATION+                                                                                   4,638,279
      15,551   CEPHALON INCORPORATED<<+                                                                                 880,964
      56,822   GENZYME CORPORATION+                                                                                   3,163,281
     190,921   GILEAD SCIENCES INCORPORATED+                                                                          8,942,740
                                                                                                                     17,625,264
                                                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.10%
      26,220   CENTEX CORPORATION<<                                                                                     221,821
      58,076   D.R. HORTON INCORPORATED                                                                                 543,591
      15,583   KB HOME<<                                                                                                213,175
      29,737   LENNAR CORPORATION CLASS A                                                                               288,152
      45,205   PULTE HOMES INCORPORATED<<                                                                               399,160
                                                                                                                      1,665,899
                                                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.97%
      27,219   FASTENAL COMPANY<<                                                                                       902,854
     357,301   HOME DEPOT INCORPORATED                                                                                8,443,023
     311,012   LOWE'S COMPANIES INCORPORATED                                                                          6,036,743
      20,717   SHERWIN-WILLIAMS COMPANY<<                                                                             1,113,539
                                                                                                                     16,496,159
                                                                                                                ---------------
BUSINESS SERVICES: 7.44%
     110,319   ADOBE SYSTEMS INCORPORATED<<+                                                                          3,122,028
      20,557   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       913,142
      36,403   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                      698,210
      48,111   AUTODESK INCORPORATED+                                                                                   913,147
     105,664   AUTOMATIC DATA PROCESSING INCORPORATED                                                                 3,744,732
      38,952   BMC SOFTWARE INCORPORATED+                                                                             1,316,188

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
BUSINESS SERVICES (continued)
      83,058   CA INCORPORATED                                                                                  $     1,447,701
      38,118   CITRIX SYSTEMS INCORPORATED+                                                                           1,215,583
      61,531   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    1,642,878
      31,911   COMPUTER SCIENCES CORPORATION+                                                                         1,413,657
      50,967   COMPUWARE CORPORATION+                                                                                   349,634
      25,840   CONVERGYS CORPORATION+                                                                                   239,795
     227,644   EBAY INCORPORATED+                                                                                     3,899,542
      68,026   ELECTRONIC ARTS INCORPORATED+                                                                          1,477,525
      26,589   EQUIFAX INCORPORATED                                                                                     693,973
      40,285   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                    804,089
      32,774   FISERV INCORPORATED+                                                                                   1,497,772
      50,577   GOOGLE INCORPORATED CLASS A+                                                                          21,322,757
      38,286   IMS HEALTH INCORPORATED                                                                                  486,232
     100,767   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                             508,873
      68,049   INTUIT INCORPORATED+                                                                                   1,916,260
      37,937   IRON MOUNTAIN INCORPORATED<<+                                                                          1,090,689
     110,197   JUNIPER NETWORKS INCORPORATED<<+                                                                       2,600,649
      15,259   MASTERCARD INCORPORATED CLASS A                                                                        2,552,983
      32,727   MCAFEE INCORPORATED+                                                                                   1,380,752
   1,612,174   MICROSOFT CORPORATION                                                                                 38,321,376
      26,550   MONSTER WORLDWIDE INCORPORATED<<+                                                                        313,556
      72,710   NOVELL INCORPORATED+                                                                                     329,376
      65,475   OMNICOM GROUP INCORPORATED                                                                             2,067,701
     797,770   ORACLE CORPORATION                                                                                    17,088,233
      32,187   ROBERT HALF INTERNATIONAL INCORPORATED                                                                   760,257
      22,371   SALESFORCE.COM INCORPORATED<<+                                                                           853,901
     157,189   SUN MICROSYSTEMS INCORPORATED+                                                                         1,449,280
     172,266   SYMANTEC CORPORATION<<+                                                                                2,680,459
      41,529   TOTAL SYSTEM SERVICES INCORPORATED                                                                       556,073
      40,618   VERISIGN INCORPORATED<<+                                                                                 750,621
     293,819   YAHOO! INCORPORATED+                                                                                   4,601,206
                                                                                                                    127,020,830
                                                                                                                ---------------
CASINO & GAMING: 0.03%
      14,257   WYNN RESORTS LIMITED<<+                                                                                  503,272
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 11.79%
     325,532   ABBOTT LABORATORIES                                                                                   15,313,025
      44,198   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  2,854,749
     213,244   AMGEN INCORPORATED+                                                                                   11,289,137
      23,746   AVERY DENNISON CORPORATION                                                                               609,797
      89,922   AVON PRODUCTS INCORPORATED                                                                             2,318,189
      60,781   BIOGEN IDEC INCORPORATED+                                                                              2,744,262
     417,249   BRISTOL-MYERS SQUIBB COMPANY                                                                           8,474,327
      10,195   CF INDUSTRIES HOLDINGS INCORPORATED                                                                      755,857
      29,290   CLOROX COMPANY                                                                                         1,635,261
     105,227   COLGATE-PALMOLIVE COMPANY                                                                              7,443,758
     226,628   DOW CHEMICAL COMPANY                                                                                   3,657,776
     190,328   E.I. DU PONT DE NEMOURS & COMPANY                                                                      4,876,203
      15,301   EASTMAN CHEMICAL COMPANY                                                                                 579,908
      35,367   ECOLAB INCORPORATED                                                                                    1,378,959
     212,983   ELI LILLY & COMPANY                                                                                    7,377,731
      24,444   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                            798,585
      63,532   FOREST LABORATORIES INCORPORATED+                                                                      1,595,289
      33,802   HOSPIRA INCORPORATED+                                                                                  1,302,053
      16,575   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          542,334
     580,427   JOHNSON & JOHNSON                                                                                     32,968,254
      52,231   KING PHARMACEUTICALS INCORPORATED+                                                                       502,985
      36,792   LIFE TECHNOLOGIES CORPORATION<<+                                                                       1,534,962
     114,955   MONSANTO COMPANY                                                                                       8,545,755
      64,253   MYLAN LABORATORIES INCORPORATED<<+                                                                       838,502

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
   1,421,382   PFIZER INCORPORATED<<                                                                            $    21,320,730
      34,650   PPG INDUSTRIES INCORPORATED                                                                            1,521,135
      64,764   PRAXAIR INCORPORATED                                                                                   4,602,777
     613,947   PROCTER & GAMBLE COMPANY                                                                              31,372,692
     342,989   SCHERING-PLOUGH CORPORATION                                                                            8,615,884
      25,716   SIGMA-ALDRICH CORPORATION                                                                              1,274,485
     280,898   WYETH                                                                                                 12,749,960
                                                                                                                    201,395,321
                                                                                                                ---------------
COAL MINING: 0.20%
      38,049   CONSOL ENERGY INCORPORATED                                                                             1,292,144
      18,005   MASSEY ENERGY COMPANY                                                                                    351,818
      56,315   PEABODY ENERGY CORPORATION                                                                             1,698,460
                                                                                                                      3,342,422
                                                                                                                ---------------
COMMUNICATIONS: 4.33%
      83,769   AMERICAN TOWER CORPORATION CLASS A+                                                                    2,641,237
   1,242,765   AT&T INCORPORATED                                                                                     30,870,283
      21,268   CENTURYTEL INCORPORATED<<                                                                                652,928
     607,349   COMCAST CORPORATION CLASS A                                                                            8,800,487
     110,404   DIRECTV GROUP INCORPORATED<<                                                                           2,728,083
      30,033   EMBARQ CORPORATION                                                                                     1,263,188
      53,353   METROPCS COMMUNICATIONS INCORPORATED+                                                                    710,128
     311,611   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                      1,293,186
      19,056   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                530,328
     604,802   SPRINT NEXTEL CORPORATION<<+                                                                           2,909,098
      73,805   TIME WARNER CABLE INCORPORATED+                                                                        2,337,404
     598,333   VERIZON COMMUNICATIONS INCORPORATED                                                                   18,386,773
      91,996   WINDSTREAM CORPORATION                                                                                   769,087
                                                                                                                     73,892,210
                                                                                                                ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.06%
      41,069   QUANTA SERVICES INCORPORATED                                                                             949,926
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 6.92%
   1,703,513   BANK OF AMERICA CORPORATION                                                                           22,486,366
     251,807   BANK OF NEW YORK MELLON CORPORATION                                                                    7,380,463
     136,259   BB&T CORPORATION                                                                                       2,994,973
   1,161,206   CITIGROUP INCORPORATED<<                                                                               3,448,782
      31,831   COMERICA INCORPORATED                                                                                    673,226
     154,796   FIFTH THIRD BANCORP                                                                                    1,099,052
      45,273   FIRST HORIZON NATIONAL CORPORATION<<                                                                     543,273
     109,845   HUDSON CITY BANCORP INCORPORATED                                                                       1,459,840
     114,502   HUNTINGTON BANCSHARES INCORPORATED<<                                                                     478,618
     821,733   JPMORGAN CHASE & COMPANY                                                                              28,029,313
     149,114   KEYCORP<<                                                                                                781,357
      17,231   M&T BANK CORPORATION<<                                                                                   877,575
      74,213   MARSHALL & ILSLEY CORPORATION                                                                            356,222
      50,754   NORTHERN TRUST CORPORATION                                                                             2,724,475
      96,952   PNC FINANCIAL SERVICES GROUP                                                                           3,762,707
     243,293   REGIONS FINANCIAL CORPORATION<<                                                                          982,904
     104,001   STATE STREET CORPORATION                                                                               4,908,847
      97,882   SUNTRUST BANKS INCORPORATED<<                                                                          1,610,159
     399,741   US BANCORP                                                                                             7,163,359
     980,733   WELLS FARGO & COMPANY(L)                                                                              23,792,591
     147,718   WESTERN UNION COMPANY                                                                                  2,422,575

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
      24,285   ZIONS BANCORPORATION<<                                                                           $       280,735
                                                                                                                    118,257,412
                                                                                                                ---------------
E-COMMERCE/SERVICES: 0.33%
      67,875   AMAZON.COM INCORPORATED<<+                                                                             5,678,423
                                                                                                                ---------------
EATING & DRINKING PLACES: 1.03%
      28,883   DARDEN RESTAURANTS INCORPORATED                                                                          952,561
     232,385   MCDONALD'S CORPORATION                                                                                13,359,814
      97,227   YUM! BRANDS INCORPORATED                                                                               3,241,548
                                                                                                                     17,553,923
                                                                                                                ---------------
EDUCATIONAL SERVICES: 0.13%
      22,696   APOLLO GROUP INCORPORATED CLASS A+                                                                     1,614,140
      12,972   DEVRY INCORPORATED                                                                                       649,119
                                                                                                                      2,263,259
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.57%
     140,424   AES CORPORATION+                                                                                       1,630,323
      35,681   ALLEGHENY ENERGY INCORPORATED                                                                            915,218
      44,983   AMEREN CORPORATION                                                                                     1,119,627
     100,424   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           2,901,249
      73,563   CENTERPOINT ENERGY INCORPORATED                                                                          815,078
      47,779   CMS ENERGY CORPORATION<<                                                                                 577,170
      57,799   CONSOLIDATED EDISON INCORPORATED<<                                                                     2,162,839
      41,957   CONSTELLATION ENERGY GROUP INCORPORATED                                                                1,115,217
     124,268   DOMINION RESOURCES INCORPORATED                                                                        4,153,037
      34,518   DTE ENERGY COMPANY                                                                                     1,104,576
     271,116   DUKE ENERGY CORPORATION                                                                                3,955,582
     106,695   DYNEGY INCORPORATED CLASS A+                                                                             242,198
      68,628   EDISON INTERNATIONAL                                                                                   2,159,037
     147,658   EL PASO CORPORATION                                                                                    1,362,883
      41,306   ENTERGY CORPORATION<<                                                                                  3,202,041
     138,758   EXELON CORPORATION                                                                                     7,105,797
      64,209   FIRSTENERGY CORPORATION                                                                                2,488,099
      86,528   FPL GROUP INCORPORATED                                                                                 4,919,982
      65,794   FRONTIER COMMUNICATIONS CORPORATION<<                                                                    469,769
      16,098   INTEGRYS ENERGY GROUP INCORPORATED                                                                       482,779
       9,524   NICOR INCORPORATED                                                                                       329,721
      57,839   NISOURCE INCORPORATED                                                                                    674,403
      36,888   NORTHEAST UTILITIES                                                                                      822,971
      46,338   PEPCO HOLDINGS INCORPORATED                                                                              622,783
      77,591   PG&E CORPORATION                                                                                       2,982,598
      21,291   PINNACLE WEST CAPITAL CORPORATION                                                                        641,924
      79,210   PPL CORPORATION                                                                                        2,610,762
      58,776   PROGRESS ENERGY INCORPORATED                                                                           2,223,496
     106,579   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           3,477,673
      36,662   QUESTAR CORPORATION                                                                                    1,140,555
      67,821   REPUBLIC SERVICES INCORPORATED                                                                         1,655,511
      25,660   SCANA CORPORATION                                                                                        833,180
      51,457   SEMPRA ENERGY<<                                                                                        2,553,811
     135,856   SPECTRA ENERGY CORPORATION<<                                                                           2,298,684
      17,887   STERICYCLE INCORPORATED<<+                                                                               921,717
      44,840   TECO ENERGY INCORPORATED                                                                                 534,941
     164,810   THE SOUTHERN COMPANY                                                                                   5,135,480
     103,634   WASTE MANAGEMENT INCORPORATED                                                                          2,918,319
      24,626   WISCONSIN ENERGY CORPORATION                                                                           1,002,524

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      95,980   XCEL ENERGY INCORPORATED                                                                         $     1,766,992
                                                                                                                     78,030,546
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.02%
     118,071   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                   456,935
      61,806   ALTERA CORPORATION                                                                                     1,006,202
      36,080   AMPHENOL CORPORATION CLASS A                                                                           1,141,571
      61,348   ANALOG DEVICES INCORPORATED                                                                            1,520,203
      90,033   BROADCOM CORPORATION CLASS A+                                                                          2,231,918
      19,199   CIENA CORPORATION<<+                                                                                     198,710
   1,214,936   CISCO SYSTEMS INCORPORATED+                                                                           22,646,407
      35,066   COOPER INDUSTRIES LIMITED CLASS A<<                                                                    1,088,799
     158,282   EMERSON ELECTRIC COMPANY                                                                               5,128,337
   2,230,569   GENERAL ELECTRIC COMPANY                                                                              26,142,269
      14,602   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             274,518
      27,887   HARRIS CORPORATION                                                                                       790,851
      45,027   JABIL CIRCUIT INCORPORATED                                                                               334,100
      46,436   JDS UNIPHASE CORPORATION+                                                                                265,614
      35,784   KLA-TENCOR CORPORATION<<                                                                                 903,546
      24,550   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               1,703,279
      46,817   LINEAR TECHNOLOGY CORPORATION                                                                          1,093,177
     136,678   LSI LOGIC CORPORATION+                                                                                   623,252
      47,075   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  838,406
      38,518   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                      868,581
     178,352   MICRON TECHNOLOGY INCORPORATED+                                                                          902,461
      29,198   MOLEX INCORPORATED                                                                                       454,029
     482,868   MOTOROLA INCORPORATED                                                                                  3,201,415
      41,110   NATIONAL SEMICONDUCTOR CORPORATION                                                                       515,931
      69,667   NETAPP INCORPORATED<<+                                                                                 1,373,833
      20,570   NOVELLUS SYSTEMS INCORPORATED+                                                                           343,519
     115,050   NVIDIA CORPORATION<<+                                                                                  1,298,915
      25,030   QLOGIC CORPORATION+                                                                                      317,380
     348,611   QUALCOMM INCORPORATED                                                                                 15,757,217
      33,361   ROCKWELL COLLINS INCORPORATED                                                                          1,392,155
      83,363   TELLABS INCORPORATED+                                                                                    477,670
     268,237   TEXAS INSTRUMENTS INCORPORATED                                                                         5,713,448
      15,549   WHIRLPOOL CORPORATION<<                                                                                  661,765
      58,037   XILINX INCORPORATED                                                                                    1,187,437
                                                                                                                    102,853,850
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
      37,880   FLUOR CORPORATION                                                                                      1,942,865
      26,003   JACOBS ENGINEERING GROUP INCORPORATED+                                                                 1,094,466
      40,214   MOODY'S CORPORATION                                                                                    1,059,639
      67,642   PAYCHEX INCORPORATED                                                                                   1,704,578
                                                                                                                      5,801,548
                                                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.31%
      19,796   BALL CORPORATION                                                                                         893,987
      31,637   FORTUNE BRANDS INCORPORATED                                                                            1,099,069
      80,985   ILLINOIS TOOL WORKS INCORPORATED                                                                       3,023,980
      12,134   SNAP-ON INCORPORATED                                                                                     348,731
                                                                                                                      5,365,767
                                                                                                                ---------------
FINANCIAL SERVICES: 0.02%
      33,965   JANUS CAPITAL GROUP INCORPORATED                                                                         387,201
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
FOOD & KINDRED PRODUCTS: 4.25%
     135,229   ARCHER DANIELS MIDLAND COMPANY                                                                   $     3,620,080
      42,060   CAMPBELL SOUP COMPANY                                                                                  1,237,405
      66,796   COCA-COLA ENTERPRISES INCORPORATED                                                                     1,112,153
      94,203   CONAGRA FOODS INCORPORATED                                                                             1,795,509
      41,429   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               525,320
      53,473   DR. PEPPER SNAPPLE GROUP INCORPORATED+                                                                 1,133,093
      69,295   GENERAL MILLS INCORPORATED                                                                             3,881,906
      66,273   H.J. HEINZ COMPANY                                                                                     2,365,946
      14,705   HORMEL FOODS CORPORATION                                                                                 507,911
      24,945   JM SMUCKER COMPANY                                                                                     1,213,824
      53,180   KELLOGG COMPANY                                                                                        2,476,593
     310,215   KRAFT FOODS INCORPORATED CLASS A                                                                       7,860,848
      27,447   MCCORMICK & COMPANY INCORPORATED                                                                         892,851
      31,401   MOLSON COORS BREWING COMPANY                                                                           1,329,204
      28,784   PEPSI BOTTLING GROUP INCORPORATED                                                                        974,051
     327,919   PEPSICO INCORPORATED                                                                                  18,022,428
     146,526   SARA LEE CORPORATION                                                                                   1,430,094
     419,359   THE COCA-COLA COMPANY<<                                                                               20,125,038
      34,909   THE HERSHEY COMPANY                                                                                    1,256,724
      63,626   TYSON FOODS INCORPORATED CLASS A                                                                         802,324
                                                                                                                     72,563,302
                                                                                                                ---------------
FOOD STORES: 0.44%
     137,407   KROGER COMPANY                                                                                         3,029,824
      89,710   SAFEWAY INCORPORATED                                                                                   1,827,393
     155,008   STARBUCKS CORPORATION+                                                                                 2,153,061
      29,581   WHOLE FOODS MARKET INCORPORATED<<                                                                        561,447
                                                                                                                      7,571,725
                                                                                                                ---------------
FORESTRY: 0.08%
      44,519   WEYERHAEUSER COMPANY<<                                                                                 1,354,713
                                                                                                                ---------------
FURNITURE & FIXTURES: 0.11%
      33,019   LEGGETT & PLATT INCORPORATED                                                                             502,879
      75,682   MASCO CORPORATION                                                                                        725,034
      58,473   NEWELL RUBBERMAID INCORPORATED                                                                           608,704
                                                                                                                      1,836,617
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 2.11%
      17,392   BIG LOTS INCORPORATED+                                                                                   365,754
      29,539   FAMILY DOLLAR STORES INCORPORATED                                                                        835,954
      46,816   JCPENNEY COMPANY INCORPORATED                                                                          1,344,087
      88,587   MACY'S INCORPORATED                                                                                    1,041,783
      11,368   SEARS HOLDINGS CORPORATION<<+                                                                            756,199
     158,458   TARGET CORPORATION                                                                                     6,254,337
      87,106   TJX COMPANIES INCORPORATED                                                                             2,740,355
     470,064   WAL-MART STORES INCORPORATED                                                                          22,769,900
                                                                                                                     36,108,369
                                                                                                                ---------------
HEALTH SERVICES: 0.35%
      75,843   CARDINAL HEALTH INCORPORATED                                                                           2,317,004
      21,781   DAVITA INCORPORATED+                                                                                   1,077,288
      22,812   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                          1,546,425
      87,949   TENET HEALTHCARE CORPORATION+                                                                            248,016
      22,203   WATSON PHARMACEUTICALS INCORPORATED+                                                                     747,353
                                                                                                                      5,936,086
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.93%
      24,666   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                $       218,293
      16,829   AVALONBAY COMMUNITIES INCORPORATED                                                                       941,423
      29,176   BOSTON PROPERTIES INCORPORATED                                                                         1,391,695
      57,682   EQUITY RESIDENTIAL                                                                                     1,282,271
      57,393   HCP INCORPORATED                                                                                       1,216,158
     126,637   HOST HOTELS & RESORTS INCORPORATED                                                                     1,062,484
      68,175   KIMCO REALTY CORPORATION                                                                                 685,159
      34,293   PLUM CREEK TIMBER COMPANY<<                                                                            1,021,246
      93,231   PROLOGIS                                                                                                 751,442
      26,418   PUBLIC STORAGE INCORPORATED                                                                            1,729,851
      59,022   SIMON PROPERTY GROUP INCORPORATED<<                                                                    3,035,501
      32,966   VENTAS INCORPORATED                                                                                      984,365
      33,436   VORNADO REALTY TRUST<<                                                                                 1,505,637
                                                                                                                     15,825,525
                                                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.24%
      54,695   BED BATH & BEYOND INCORPORATED<<+                                                                      1,681,871
      71,901   BEST BUY COMPANY INCORPORATED                                                                          2,407,964
                                                                                                                      4,089,835
                                                                                                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.16%
      62,527   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                          1,379,968
      39,316   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       872,815
      37,510   WYNDHAM WORLDWIDE CORPORATION<<                                                                          454,621
                                                                                                                      2,707,404
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.59%
     146,263   3M COMPANY                                                                                             8,790,406
     187,912   APPLE INCORPORATED+                                                                                   26,764,306
     280,788   APPLIED MATERIALS INCORPORATED                                                                         3,080,244
      65,255   BAKER HUGHES INCORPORATED                                                                              2,377,892
      12,664   BLACK & DECKER CORPORATION                                                                               362,950
      45,703   CAMERON INTERNATIONAL CORPORATION<<+                                                                   1,293,395
     126,743   CATERPILLAR INCORPORATED<<                                                                             4,187,589
      42,510   CUMMINS INCORPORATED                                                                                   1,496,777
      89,047   DEERE & COMPANY                                                                                        3,557,428
     366,307   DELL INCORPORATED+                                                                                     5,029,395
      39,182   DOVER CORPORATION                                                                                      1,296,532
      34,881   EATON CORPORATION                                                                                      1,556,041
     424,015   EMC CORPORATION                                                                                        5,554,597
      11,801   FLOWSERVE CORPORATION                                                                                    823,828
      26,031   FMC TECHNOLOGIES INCORPORATED+                                                                           978,245
      34,675   GAMESTOP CORPORATION CLASS A<<+                                                                          763,197
     502,638   HEWLETT-PACKARD COMPANY                                                                               19,426,959
   1,176,414   INTEL CORPORATION                                                                                     19,469,652
     278,336   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           29,063,845
      16,446   LEXMARK INTERNATIONAL INCORPORATED+                                                                      260,669
      27,456   MANITOWOC COMPANY INCORPORATED                                                                           144,419
      88,078   NATIONAL OILWELL VARCO INCORPORATED+                                                                   2,876,627
      24,840   PALL CORPORATION                                                                                         659,750
      33,809   PARKER HANNIFIN CORPORATION                                                                            1,452,435
      43,473   PITNEY BOWES INCORPORATED                                                                                953,363
      47,784   SANDISK CORPORATION<<+                                                                                   701,947
      46,194   SMITH INTERNATIONAL INCORPORATED                                                                       1,189,496
      16,656   STANLEY WORKS                                                                                            563,639
      36,377   TERADATA CORPORATION+                                                                                    852,313
      46,890   WESTERN DIGITAL CORPORATION                                                                            1,242,585
                                                                                                                    146,770,521
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.39%
      58,305   AON CORPORATION                                                                                  $     2,208,010
      35,728   HUMANA INCORPORATED+                                                                                   1,152,585
     110,066   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                2,215,629
      69,778   UNUMPROVIDENT CORPORATION<<                                                                            1,106,679
                                                                                                                      6,682,903
                                                                                                                ---------------
INSURANCE CARRIERS: 2.94%
      94,134   AETNA INCORPORATED                                                                                     2,358,057
      98,461   AFLAC INCORPORATED                                                                                     3,061,152
     112,978   ALLSTATE CORPORATION                                                                                   2,756,663
     566,787   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                657,473
      24,803   ASSURANT INCORPORATED                                                                                    597,504
      74,168   CHUBB CORPORATION                                                                                      2,957,820
      57,457   CIGNA CORPORATION                                                                                      1,384,139
      34,241   CINCINNATI FINANCIAL CORPORATION<<                                                                       765,286
      91,248   GENWORTH FINANCIAL INCORPORATED                                                                          637,824
      68,548   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                         813,665
      38,180   LEUCADIA NATIONAL CORPORATION                                                                            805,216
      62,367   LINCOLN NATIONAL CORPORATION                                                                           1,073,336
      76,083   LOEWS CORPORATION                                                                                      2,084,674
      35,898   MBIA INCORPORATED<<+                                                                                     155,438
     172,409   METLIFE INCORPORATED                                                                                   5,173,994
      65,439   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 1,232,871
      97,495   PRUDENTIAL FINANCIAL INCORPORATED                                                                      3,628,764
     143,447   THE PROGRESSIVE CORPORATION                                                                            2,167,484
     123,313   THE TRAVELERS COMPANIES INCORPORATED                                                                   5,060,766
      17,426   TORCHMARK CORPORATION                                                                                    645,468
     250,556   UNITEDHEALTH GROUP INCORPORATED                                                                        6,258,889
     102,083   WELLPOINT INCORPORATED+                                                                                5,195,004
      72,058   XL CAPITAL LIMITED CLASS A<<                                                                             825,785
                                                                                                                     50,297,272
                                                                                                                ---------------
LEATHER & LEATHER PRODUCTS: 0.11%
      66,895   COACH INCORPORATED                                                                                     1,798,138
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 1.61%
      72,323   AGILENT TECHNOLOGIES INCORPORATED+                                                                     1,468,880
      50,455   BECTON DICKINSON & COMPANY                                                                             3,597,946
     317,306   BOSTON SCIENTIFIC CORPORATION+                                                                         3,217,486
      20,916   C.R. BARD INCORPORATED                                                                                 1,557,196
      53,711   DANAHER CORPORATION                                                                                    3,316,117
      31,285   DENTSPLY INTERNATIONAL INCORPORATED                                                                      954,818
      56,491   EASTMAN KODAK COMPANY                                                                                    167,213
      31,647   FLIR SYSTEMS INCORPORATED+                                                                               713,956
      11,676   MILLIPORE CORPORATION+                                                                                   819,772
      24,555   PERKINELMER INCORPORATED                                                                                 427,257
      31,627   QUEST DIAGNOSTICS INCORPORATED                                                                         1,784,712
      83,006   RAYTHEON COMPANY                                                                                       3,687,957
      29,874   ROCKWELL AUTOMATION INCORPORATED                                                                         959,553
      36,462   TERADYNE INCORPORATED<<+                                                                                 250,129
      88,112   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 3,592,326
      20,306   WATERS CORPORATION+                                                                                    1,045,150
                                                                                                                     27,560,468
                                                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.79%
       7,973   INTUITIVE SURGICAL INCORPORATED<<+                                                                     1,304,861
     235,540   MEDTRONIC INCORPORATED                                                                                 8,217,991
      72,955   ST. JUDE MEDICAL INCORPORATED+                                                                         2,998,451

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES (continued)
      26,405   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                             $       927,872
                                                                                                                     13,449,175
                                                                                                                ---------------
MEDICAL MANAGEMENT SERVICES: 0.54%
      31,265   COVENTRY HEALTH CARE INCORPORATED+                                                                       584,968
      57,118   EXPRESS SCRIPTS INCORPORATED+                                                                          3,926,863
     101,605   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   4,634,204
                                                                                                                      9,146,035
                                                                                                                ---------------
MEDICAL PRODUCTS: 1.53%
      64,773   ALLERGAN INCORPORATED                                                                                  3,081,899
     127,441   BAXTER INTERNATIONAL INCORPORATED                                                                      6,749,275
     444,166   MERCK & COMPANY INCORPORATED<<                                                                        12,418,881
      50,192   STRYKER CORPORATION                                                                                    1,994,630
      45,307   ZIMMER HOLDINGS INCORPORATED+                                                                          1,930,078
                                                                                                                     26,174,763
                                                                                                                ---------------
METAL MINING: 0.50%
      86,731   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    4,346,090
     103,091   NEWMONT MINING CORPORATION                                                                             4,213,329
                                                                                                                      8,559,419
                                                                                                                ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
      25,668   VULCAN MATERIALS COMPANY<<                                                                             1,106,291
                                                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.15%
      26,214   HASBRO INCORPORATED                                                                                      635,427
      75,521   MATTEL INCORPORATED                                                                                    1,212,112
      26,134   TIFFANY & COMPANY<<                                                                                      662,758
                                                                                                                      2,510,297
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 1.39%
      91,422   COSTCO WHOLESALE CORPORATION<<                                                                         4,177,985
     306,664   CVS CAREMARK CORPORATION                                                                               9,773,382
      57,862   OFFICE DEPOT INCORPORATED+                                                                               263,851
      26,356   RADIOSHACK CORPORATION                                                                                   367,930
     150,676   STAPLES INCORPORATED                                                                                   3,039,125
     208,891   WALGREEN COMPANY                                                                                       6,141,395
                                                                                                                     23,763,668
                                                                                                                ---------------
MISCELLANEOUS SERVICES: 0.05%
      11,200   D&B CORPORATION                                                                                          909,552
                                                                                                                ---------------
MOTION PICTURES: 1.16%
     484,527   NEWS CORPORATION CLASS A                                                                               4,414,041
     252,018   TIME WARNER INCORPORATED                                                                               6,348,342
     391,102   WALT DISNEY COMPANY                                                                                    9,124,410
                                                                                                                     19,886,793
                                                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.83%
      65,583   FEDEX CORPORATION                                                                                      3,647,726

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
     209,593   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                       $    10,477,554
                                                                                                                     14,125,280
                                                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.66%
     250,117   AMERICAN EXPRESS COMPANY                                                                               5,812,719
      95,178   CAPITAL ONE FINANCIAL CORPORATION                                                                      2,082,495
      81,917   CIT GROUP INCORPORATED<<                                                                                 176,122
     101,443   DISCOVER FINANCIAL SERVICES                                                                            1,041,820
      73,362   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 1,103,364
      98,471   SLM CORPORATION+                                                                                       1,011,297
                                                                                                                     11,227,817
                                                                                                                ---------------
OFFICE EQUIPMENT: 0.07%
     182,157   XEROX CORPORATION                                                                                      1,180,377
                                                                                                                ---------------
OIL & GAS EXTRACTION: 3.99%
     105,148   ANADARKO PETROLEUM CORPORATION                                                                         4,772,668
      70,602   APACHE CORPORATION                                                                                     5,093,934
      61,521   BJ SERVICES COMPANY                                                                                      838,531
      21,830   CABOT OIL & GAS CORPORATION                                                                              668,871
     118,705   CHESAPEAKE ENERGY CORPORATION                                                                          2,353,920
      52,418   DENBURY RESOURCES INCORPORATED+                                                                          772,117
      93,502   DEVON ENERGY CORPORATION                                                                               5,095,859
      14,639   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               1,215,769
      29,868   ENSCO INTERNATIONAL INCORPORATED                                                                       1,041,497
      52,718   EOG RESOURCES INCORPORATED                                                                             3,580,607
      27,571   EQT CORPORATION                                                                                          962,504
     188,966   HALLIBURTON COMPANY                                                                                    3,911,596
      59,619   NABORS INDUSTRIES LIMITED+                                                                               928,864
      36,513   NOBLE ENERGY INCORPORATED                                                                              2,153,172
     170,738   OCCIDENTAL PETROLEUM CORPORATION                                                                      11,236,268
      24,009   PIONEER NATURAL RESOURCES COMPANY                                                                        612,230
      32,975   RANGE RESOURCES CORPORATION                                                                            1,365,495
      23,818   ROWAN COMPANIES INCORPORATED                                                                             460,164
     252,009   SCHLUMBERGER LIMITED                                                                                  13,636,207
      72,383   SOUTHWESTERN ENERGY COMPANY<<+                                                                         2,812,108
     122,106   XTO ENERGY INCORPORATED                                                                                4,657,123
                                                                                                                     68,169,504
                                                                                                                ---------------
PAPER & ALLIED PRODUCTS: 0.18%
      21,047   BEMIS COMPANY INCORPORATED                                                                               530,384
      91,039   INTERNATIONAL PAPER COMPANY                                                                            1,377,420
      36,039   MEADWESTVACO CORPORATION                                                                                 591,400
      27,790   PACTIV CORPORATION+                                                                                      603,877
                                                                                                                      3,103,081
                                                                                                                ---------------
PERSONAL SERVICES: 0.11%
      27,677   CINTAS CORPORATION                                                                                       632,143
      71,546   H & R BLOCK INCORPORATED                                                                               1,232,738
                                                                                                                      1,864,881
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.36%
     422,260   CHEVRON CORPORATION                                                                                   27,974,725
     312,071   CONOCOPHILLIPS                                                                                        13,125,706
   1,027,853   EXXON MOBIL CORPORATION                                                                               71,857,203

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
      59,931   HESS CORPORATION                                                                                 $     3,221,291
     149,084   MARATHON OIL CORPORATION                                                                               4,491,901
      40,187   MURPHY OIL CORPORATION                                                                                 2,182,958
      24,622   SUNOCO INCORPORATED                                                                                      571,230
      29,143   TESORO PETROLEUM CORPORATION<<                                                                           370,990
     117,179   VALERO ENERGY CORPORATION                                                                              1,979,153
                                                                                                                    125,775,157
                                                                                                                ---------------
PIPELINES: 0.11%
     122,190   THE WILLIAMS COMPANIES INCORPORATED                                                                    1,907,386
                                                                                                                ---------------
PRIMARY METAL INDUSTRIES: 0.56%
      23,017   AK STEEL HOLDING CORPORATION                                                                             441,696
     205,219   ALCOA INCORPORATED<<                                                                                   2,119,912
      20,646   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                    721,165
      66,194   NUCOR CORPORATION                                                                                      2,940,999
      29,501   PRECISION CASTPARTS CORPORATION                                                                        2,154,458
      17,929   TITANIUM METALS CORPORATION                                                                              164,768
      30,192   UNITED STATES STEEL CORPORATION<<                                                                      1,079,062
                                                                                                                      9,622,060
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.43%
     143,125   CBS CORPORATION CLASS B                                                                                  990,425
      48,959   GANNETT COMPANY INCORPORATED<<                                                                           174,784
      66,245   MCGRAW-HILL COMPANIES INCORPORATED                                                                     1,994,637
       7,582   MEREDITH CORPORATION<<                                                                                   193,720
      24,563   NEW YORK TIMES COMPANY CLASS A<<                                                                         135,342
      43,228   RR DONNELLEY & SONS COMPANY                                                                              502,309
     127,739   VIACOM INCORPORATED CLASS B<<+                                                                         2,899,675
       1,267   WASHINGTON POST COMPANY CLASS B                                                                          446,212
                                                                                                                      7,337,104
                                                                                                                ---------------
RAILROAD TRANSPORTATION: 0.91%
      58,649   BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                             4,313,047
      82,456   CSX CORPORATION                                                                                        2,855,451
      77,312   NORFOLK SOUTHERN CORPORATION                                                                           2,912,343
     106,183   UNION PACIFIC CORPORATION                                                                              5,527,887
                                                                                                                     15,608,728
                                                                                                                ---------------
REAL ESTATE: 0.03%
      49,839   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             466,493
                                                                                                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.05%
      23,408   HEALTH CARE REIT INCORPORATED                                                                            798,213
                                                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.07%
      33,408   SEALED AIR CORPORATION                                                                                   616,378
      50,937   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                      573,551
                                                                                                                      1,189,929
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.59%
      53,675   AMERIPRISE FINANCIAL INCORPORATED                                                                      1,302,692
     197,801   CHARLES SCHWAB CORPORATION                                                                             3,469,430
      13,978   CME GROUP INCORPORATED                                                                                 4,348,696
     212,154   E*TRADE FINANCIAL CORPORATION<<+                                                                         271,557
      18,850   FEDERATED INVESTORS INCORPORATED CLASS B                                                                 454,097

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      31,733   FRANKLIN RESOURCES INCORPORATED                                                                  $     2,285,093
     106,039   GOLDMAN SACHS GROUP INCORPORATED                                                                      15,634,390
      15,340   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                1,752,442
      86,639   INVESCO LIMITED                                                                                        1,543,907
      30,145   LEGG MASON INCORPORATED<<                                                                                734,935
     284,716   MORGAN STANLEY                                                                                         8,117,253
      28,951   NASDAQ STOCK MARKET INCORPORATED+                                                                        616,946
      54,765   NYSE EURONEXT INCORPORATED                                                                             1,492,346
      53,813   T. ROWE PRICE GROUP INCORPORATED                                                                       2,242,388
                                                                                                                     44,266,172
                                                                                                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.37%
     327,305   CORNING INCORPORATED                                                                                   5,256,518
      35,447   OWENS-ILLINOIS INCORPORATED+                                                                             992,870
                                                                                                                      6,249,388
                                                                                                                ---------------
TOBACCO PRODUCTS: 1.69%
     435,525   ALTRIA GROUP INCORPORATED                                                                              7,138,255
      35,422   LORILLARD INCORPORATED                                                                                 2,400,549
     413,183   PHILIP MORRIS INTERNATIONAL                                                                           18,023,042
      35,591   REYNOLDS AMERICAN INCORPORATED                                                                         1,374,524
                                                                                                                     28,936,370
                                                                                                                ---------------
TRANSPORTATION BY AIR: 0.06%
     156,043   SOUTHWEST AIRLINES COMPANY                                                                             1,050,169
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.91%
     152,965   BOEING COMPANY<<                                                                                       6,501,013
     677,886   FORD MOTOR COMPANY+                                                                                    4,114,768
      81,099   GENERAL DYNAMICS CORPORATION                                                                           4,492,074
      33,585   GENUINE PARTS COMPANY                                                                                  1,127,113
      26,088   GOODRICH CORPORATION                                                                                   1,303,617
      49,384   HARLEY-DAVIDSON INCORPORATED<<                                                                           800,515
     156,683   HONEYWELL INTERNATIONAL INCORPORATED                                                                   4,919,846
      38,336   ITT CORPORATION                                                                                        1,705,952
     125,174   JOHNSON CONTROLS INCORPORATED                                                                          2,718,779
      68,807   LOCKHEED MARTIN CORPORATION                                                                            5,549,285
      68,134   NORTHROP GRUMMAN CORPORATION                                                                           3,112,361
      76,499   PACCAR INCORPORATED<<                                                                                  2,486,982
      56,617   TEXTRON INCORPORATED                                                                                     546,920
     198,428   UNITED TECHNOLOGIES CORPORATION                                                                       10,310,319
                                                                                                                     49,689,544
                                                                                                                ---------------
TRANSPORTATION SERVICES: 0.20%
      35,714   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   1,862,485
      44,727   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                    1,491,198
                                                                                                                      3,353,683
                                                                                                                ---------------
TRAVEL & RECREATION: 0.18%
      92,287   CARNIVAL CORPORATION                                                                                   2,378,236
      44,319   EXPEDIA INCORPORATED+                                                                                    669,660
                                                                                                                      3,047,896
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.75%
      63,609   AMERISOURCEBERGEN CORPORATION<<                                                                        1,128,424

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS (continued)
      20,565   BROWN-FORMAN CORPORATION CLASS B                                                                 $       883,873
      37,286   DEAN FOODS COMPANY+                                                                                      715,518
      57,171   MCKESSON CORPORATION<<                                                                                 2,515,524
      81,617   NIKE INCORPORATED CLASS B                                                                              4,226,128
      44,570   SUPERVALU INCORPORATED                                                                                   577,182
     124,254   SYSCO CORPORATION                                                                                      2,793,230
                                                                                                                     12,839,879
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.35%
      87,247   KIMBERLY-CLARK CORPORATION                                                                             4,574,360
      19,267   PATTERSON COMPANIES INCORPORATED<<+                                                                      418,094
      13,107   W.W. GRAINGER INCORPORATED                                                                             1,073,219
                                                                                                                      6,065,673
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $2,034,819,089)                                                                         1,695,349,308
                                                                                                                ---------------
RIGHTS: 0.00%
      44,400   SEAGATE TECHNOLOGY (COMPUTER HARDWARE)+(A)(I)                                                                  0
TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
US TREASURY SECURITIES: 0.02%
$    210,000   US TREASURY BILL##                                                    0.10%        08/06/2009            209,967
      50,000   US TREASURY BILL##                                                    0.20         08/06/2009             49,992
                                                                                                                        259,959
                                                                                                                ---------------
TOTAL US TREASURY SECURITIES (COST $259,969)                                                                            259,959
                                                                                                                ---------------

   SHARES
COLLATERAL FOR SECURITIES LENDING: 7.23%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.29%
   5,497,678   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       5,497,678
   5,497,678   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           5,497,678
   5,497,678   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             5,497,678
   5,497,678   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  5,497,678
                                                                                                                     21,990,712
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.94%
$      2,199,071   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                       0.32         07/01/2009          2,199,071
         604,745   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.60         07/02/2009            604,734
         109,954   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                   0.60         07/06/2009            109,944
       1,429,396   ALPINE SECURITIZATION CORPORATION++(P)                            0.27         07/07/2009          1,429,332
       2,254,048   AMSTEL FUNDING CORPORATION++(P)                                   1.50         07/01/2009          2,254,048
       1,209,489   ANTALIS US FUNDING CORPORATION++(P)                               0.28         07/06/2009          1,209,442
         549,768   ANTALIS US FUNDING CORPORATION++(P)                               0.35         07/24/2009            549,645
         329,861   ASB FINANCE LIMITED (LONDON)++                                    0.30         07/08/2009            329,841
       1,649,303   ASB FINANCE LIMITED (LONDON)++                                    0.30         07/22/2009          1,649,015
       1,924,187   ATLANTIS ONE FUNDING CORPORATION++(P)                             0.30         07/20/2009          1,923,883
       1,484,373   BANK OF IRELAND                                                   0.40         07/01/2009          1,484,373
         934,605   BANK OF IRELAND                                                   0.60         07/02/2009            934,605
       1,759,257   BNP PARIBAS (PARIS)                                               0.25         07/01/2009          1,759,257

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    604,745   BNP PARIBAS (PARIS)                                                   0.26%        07/01/2009    $       604,745
   2,309,025   BRYANT BANK FUNDING LLC++(P)                                          0.29         07/15/2009          2,308,764
     219,907   CALCASIEU PARISH LA+/-SS                                              0.75         12/01/2027            219,907
     302,372   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                  AUTHORITY+/-SS                                                     0.60         06/01/2028            302,372
   1,649,303   CALYON (GRAND CAYMAN)                                                 0.25         07/01/2009          1,649,303
   1,924,187   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.35         07/22/2009          1,923,794
   1,681,282   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         02/25/2008             27,741
   1,294,416   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         05/19/2008             21,358
     145,551   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                             1.00         10/01/2038            145,551
     439,814   COOK COUNTY IL+/-SS                                                   0.90         11/01/2030            439,814
   6,476,264   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $6,476,282)                                                           0.10         07/01/2009          6,476,264
   2,254,048   DANSKE BANK A/S COPENHAGEN                                            0.30         07/01/2009          2,254,048
     989,582   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                          1.50         12/15/2037            989,582
   1,319,443   DEXIA BANK (GRAND CAYMAN)                                             0.25         07/01/2009          1,319,443
   1,099,536   DEXIA DELAWARE LLC                                                    0.36         07/06/2009          1,099,481
   1,924,187   E.ON AG++                                                             0.34         07/21/2009          1,923,824
     879,628   EBBETS FUNDING LLC(P)                                                 0.45         07/01/2009            879,628
     494,791   EBBETS FUNDING LLC(P)                                                 0.50         07/01/2009            494,791
     329,861   ELYSIAN FUNDING LLC++(P)                                              0.50         07/01/2009            329,861
     494,791   ELYSIAN FUNDING LLC++(P)                                              0.50         07/07/2009            494,750
   2,473,955   FORTIS FUNDING LLC++                                                  0.24         07/01/2009          2,473,955
     549,768   GDF SUEZ++                                                            0.32         07/07/2009            549,738
   1,649,303   GEMINI SECURITIZATION INCORPORATED++(P)                               0.27         07/07/2009          1,649,229
   1,118,173   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,118,175)                0.05         07/01/2009          1,118,173
   2,254,048   GOVCO INCORPORATED++(P)                                               0.15         07/01/2009          2,254,048
     274,884   GRAMPIAN FUNDING LLC++(P)                                             0.42         07/02/2009            274,881
     192,419   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/06/2009            192,407
     742,187   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/07/2009            742,131
   6,026,929   GRYPHON FUNDING LIMITED(A)(I)                                         0.00         08/23/2009          1,856,897
      90,712   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                 0.80         11/01/2042             90,712
     824,652   HOUSTON TX UTILITY SYSTEM+/-SS                                        0.40         05/15/2034            824,652
     274,884   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS                0.32         07/01/2029            274,884
     109,954   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS               0.47         01/01/2018            109,954
     192,419   IRISH LIFE & PERMANENT PLC++                                          0.60         07/02/2009            192,416
      82,465   IRISH LIFE & PERMANENT PLC++                                          0.60         07/06/2009             82,458
     384,837   IRISH LIFE & PERMANENT PLC++                                          0.60         07/07/2009            384,799
   4,857,088   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,857,099)                0.08         07/01/2009          4,857,088
     164,930   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                                0.47         04/15/2025            164,930
   2,364,001   KBC BANK NV BRUSSELS                                                  0.35         07/01/2009          2,364,001
     769,675   LIBERTY STREET FUNDING CORPORATION++(P)                               0.29         07/27/2009            769,514
   1,708,843   LIBERTY STREET FUNDING CORPORATION++(P)                               0.30         07/20/2009          1,708,573
     549,768   LMA AMERICAS LLC++(P)                                                 0.33         07/21/2009            549,667
     659,721   LMA AMERICAS LLC++(P)                                                 0.33         07/28/2009            659,558
   1,827,978   MASSACHUSETTS HEFA+/-SS                                               0.25         10/01/2034          1,827,978
   1,374,419   MATCHPOINT MASTER TRUST++(P)                                          0.28         07/24/2009          1,374,174
     236,400   MISSISSIPPI STATE GO+/-SS                                             1.00         11/01/2028            236,400
   1,099,536   MONT BLANC CAPITAL CORPORATION++(P)                                   0.32         07/10/2009          1,099,448
     219,907   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                             0.32         02/01/2036            219,907
   2,144,094   NATIXIS                                                               0.13         07/01/2009          2,144,094
     109,954   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                              2.75         01/01/2018            109,954
   1,814,234   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                          0.32         07/20/2009          1,813,927
     357,349   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                              0.37         01/01/2034            357,349
   2,364,001   REGENCY MARKETS #1 LLC++(P)                                           0.35         07/02/2009          2,363,978
   1,924,187   ROMULUS FUNDING CORPORATION++(P)                                      0.95         07/24/2009          1,923,019
   1,374,419   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/01/2009          1,374,419
   1,374,419   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/06/2009          1,374,334
   1,924,187   SHEFFIELD RECEIVABLES CORPORATION++(P)                                0.29         07/30/2009          1,923,738
   2,171,583   SOCIETE GENERALE BANNON LLC                                           0.25         07/07/2009          2,171,583
   1,649,303   STARBIRD FUNDING CORPORATION++(P)                                     0.33         07/17/2009          1,649,061

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
$    715,083   STRAIGHT-A FUNDING LLC++(P)                                           0.27%        07/23/2009    $       714,965
   1,539,350   SURREY FUNDING CORPORATION++(P)                                       0.32         07/15/2009          1,539,158
   1,264,851   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.30         07/27/2009          1,264,577
     845,983   TULIP FUNDING CORPORATION++(P)                                        0.31         07/20/2009            845,844
     494,791   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                     0.40         07/01/2032            494,791
   2,144,094   UBS AG (STAMFORD CT)                                                  0.28         07/31/2009          2,144,094
   2,144,094   UNICREDITO ITALIANO (NEW YORK)                                        0.44         08/03/2009          2,144,094
     164,930   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                     0.43         12/15/2040            164,930
     549,768   VERSAILLES CDS LLC++(P)                                               0.50         07/01/2009            549,768
     192,419   VERSAILLES CDS LLC++(P)                                               0.50         07/07/2009            192,403
   2,198,176   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.31         07/28/2008            967,197
   1,276,488   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.34         08/07/2008            561,655
   1,561,548   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.60         04/03/2008            687,081
   2,534,434   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.61         02/15/2008          1,115,151
   1,649,303   WESTPAC SECURITIES NZ LIMITED++                                       0.28         07/20/2009          1,649,058
                                                                                                                    101,485,005
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $130,820,619)                                                         123,475,717
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.24%
MUTUAL FUNDS: 1.08%
  18,478,423   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          18,478,423
                                                                                                                ---------------

  PRINCIPAL
------------
US TREASURY BILLS: 0.16%
     295,000   US TREASURY BILL###                                                   0.30         11/08/2009            294,779
     180,000   US TREASURY BILL###                                                   0.30         08/06/2009            179,972
      50,000   US TREASURY BILL###                                                   0.34         08/06/2009             49,992
   2,065,000   US TREASURY BILL###                                                   0.39         08/06/2009          2,064,676
     110,000   US TREASURY BILL###                                                   0.41         08/06/2009            109,983
      30,000   US TREASURY BILL###                                                   0.44         08/06/2009             29,995
                                                                                                                      2,729,397
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,207,175)                                                                      21,207,820
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,187,106,852)*                                                 107.74%                                  $ 1,840,292,804
OTHER ASSETS AND LIABILITIES, NET                                       (7.74)                                     (132,187,158)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $ 1,708,105,646
                                                                       ======                                   ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(L) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $40,052,149

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INDEX PORTFOLIO

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,478,423.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,207,584,155 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 220,071,109
GROSS UNREALIZED DEPRECIATION                 (587,362,460)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(367,291,351)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 96.31%
AUSTRALIA: 2.80%
      47,967   AMP LIMITED (INSURANCE CARRIERS)                                                                 $       188,621
      14,150   ASX LIMITED (BUSINESS SERVICES)                                                                          421,764
      72,886   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                   206,148
       9,903   NEWCREST MINING LIMITED (METAL MINING)                                                                   243,465
       4,717   RIO TINTO LIMITED (METAL MINING)+                                                                        198,390
      37,564   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                         202,803
       8,825   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        307,275
                                                                                                                      1,768,466
                                                                                                                ---------------
BELGIUM: 1.65%
       2,879   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                  138,936
       9,374   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                             685,136
       6,079   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                       219,510
                                                                                                                      1,043,582
                                                                                                                ---------------
BERMUDA: 0.45%
       4,321   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                                   280,649
                                                                                                                ---------------
BRAZIL: 0.27%
       8,100   USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                        173,409
                                                                                                                ---------------
CANADA: 2.07%
       4,681   BARRICK GOLD CORPORATION (METAL MINING)                                                                  157,048
       9,087   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                            155,115
       5,509   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                289,813
       5,758   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                                285,487
      12,109   GOLDCORP INCORPORATED (METAL MINING)                                                                     420,897
                                                                                                                      1,308,360
                                                                                                                ---------------
DENMARK: 0.73%
       3,516   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)+                                                                 225,527
       3,238   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)+                                                                                      232,094
                                                                                                                        457,621
                                                                                                                ---------------
FINLAND: 0.83%
      10,022   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              146,781
      19,891   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                           375,312
                                                                                                                        522,093
                                                                                                                ---------------
FRANCE: 10.08%
       9,571   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                        564,663
      16,755   AXA SA (INSURANCE CARRIERS)                                                                              314,731
       7,404   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 480,388
       3,485   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                     332,718
      10,990   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       367,320
       5,378   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                306,348
      27,702   FRANCE TELECOM SA (COMMUNICATIONS)                                                                       628,010
       3,280   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)<<                                                250,315
       2,541   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      228,156
       4,044   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                  254,555
      14,685   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              385,650
       4,135   PPR SA (APPAREL & ACCESSORY STORES)                                                                      337,347

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
FRANCE (continued)
       4,829   PUBLICIS GROUPE (COMMUNICATIONS)                                                                 $       147,208
       8,493   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    311,802
       8,336   SCOR REGROUPE (INSURANCE CARRIERS)                                                                       170,853
       4,787   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               261,132
       5,772   TECHNIP SA (OIL & GAS EXTRACTION)                                                                        282,515
       9,344   TOTAL SA (OIL & GAS EXTRACTION)                                                                          504,408
       9,683   VIVENDI SA (COMMUNICATIONS)                                                                              231,401
                                                                                                                      6,359,520
                                                                                                                ---------------
GERMANY: 13.66%
      14,915   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                           567,031
       3,983   ALLIANZ SE (INSURANCE CARRIERS)                                                                          366,713
       5,365   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    213,221
       5,678   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               304,439
       6,068   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             228,477
      24,031   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                    869,098
       3,560   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               215,724
      20,955   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       1,625,061
      21,295   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               277,379
      25,686   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     302,684
      10,561   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              373,649
      26,321   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                               1,421,230
       2,950   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          180,850
       3,904   METRO AG (FOOD STORES)                                                                                   186,319
       5,492   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       741,096
       6,758   SAP AG (BUSINESS SERVICES)                                                                               271,807
       6,864   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           473,373
                                                                                                                      8,618,151
                                                                                                                ---------------
GREECE: 1.71%
      49,134   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              552,114
      34,457   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                             526,888
                                                                                                                      1,079,002
                                                                                                                ---------------
HONG KONG: 1.07%
      43,974   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        440,305
      11,145   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                               173,573
       9,000   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                       58,819
                                                                                                                        672,697
                                                                                                                ---------------
INDIA: 0.45%
       9,558   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                         281,961
                                                                                                                ---------------
IRELAND: 1.25%
     105,149   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                               785,811
                                                                                                                ---------------
ISRAEL: 0.75%
       9,587   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                          473,023
                                                                                                                ---------------
ITALY: 0.42%
      11,237   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        265,622
                                                                                                                ---------------
JAPAN: 20.99%
      61,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
               DEALERS)                                                                                                 490,735
      12,500   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                               410,028
       6,000   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                               483,313
      21,100   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   582,613

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
JAPAN (continued)
          68   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                    $       213,173
      87,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               240,224
         124   KDDI CORPORATION (COMMUNICATIONS)                                                                        659,034
      58,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              479,846
      14,400   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        399,107
      37,500   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               696,009
      81,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 513,739
      39,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          652,193
      71,600   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    444,457
      43,800   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 521,044
     105,600   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)<<                                                          247,736
         800   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                      221,145
      35,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                           393,107
      88,700   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               749,487
      19,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 368,225
      16,000   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                312,576
      63,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                  422,463
         107   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                                  296,226
       9,500   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           273,161
      13,900   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                             227,254
      11,800   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            303,773
      85,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                            304,406
     109,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             396,014
      22,900   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                872,404
       9,800   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                       749,738
         998   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                              318,560
                                                                                                                     13,241,790
                                                                                                                ---------------
LUXEMBOURG: 0.69%
      13,176   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                 432,342
                                                                                                                ---------------
MEXICO: 0.54%
      19,944   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                   339,048
                                                                                                                ---------------
NETHERLANDS: 2.75%
       3,860   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)<<                                                            169,816
       7,100   HEINEKEN NV (EATING & DRINKING PLACES)                                                                   263,350
      36,376   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              500,047
      16,583   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          458,642
      14,350   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                    345,549
                                                                                                                      1,737,404
                                                                                                                ---------------
SINGAPORE: 0.57%
      44,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     358,465
                                                                                                                ---------------
SOUTH KOREA: 0.84%
         224   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            175,831
         755   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                               350,846
                                                                                                                        526,677
                                                                                                                ---------------
SPAIN: 4.19%
      45,366   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                           544,776
       8,374   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                       247,638
      80,232   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      370,303
      22,499   GRIFOLS SA (HEALTH SERVICES)                                                                             397,377
       7,766   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               372,269

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
SPAIN (continued)
      31,497   TELEFONICA SA (COMMUNICATIONS)                                                                   $       712,276
                                                                                                                      2,644,639
                                                                                                                ---------------
SWEDEN: 1.25%
       4,703   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                                                                               234,703
      70,009   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                 554,471
                                                                                                                        789,174
                                                                                                                ---------------
SWITZERLAND: 8.82%
      41,854   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                         657,923
       6,198   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                          324,289
       7,381   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 336,936
       4,831   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                             479,743
      28,166   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,060,745
      11,815   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                478,885
       6,137   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                  382,945
       3,423   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                         465,305
         309   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                      382,784
       1,964   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                     315,057
       3,850   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        678,192
                                                                                                                      5,562,804
                                                                                                                ---------------
UNITED KINGDOM: 14.75%
      52,860   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                567,882
      27,261   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  151,816
     198,239   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   922,982
      33,666   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      563,842
      11,801   BHP BILLITON PLC (COAL MINING)                                                                           264,820
      91,709   BP PLC (OIL & GAS EXTRACTION)                                                                            720,902
       5,460   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                          150,282
      27,884   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             194,050
      25,216   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                    214,894
      79,386   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              446,345
      21,253   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                     304,723
     118,062   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              976,032
      21,484   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            159,408
      11,596   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            198,980
     132,902   MAN GROUP PLC (BUSINESS SERVICES)                                                                        606,754
       4,778   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                    217,428
      40,908   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       191,473
       4,499   RIO TINTO PLC (METAL MINING)+                                                                            154,397
      18,128   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     452,730
      32,291   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               224,188
      11,423   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         214,241
      48,721   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      283,430
       9,232   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                    142,392
      18,454   UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                           150,892
     227,315   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      438,302
      12,820   WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                             244,239
      13,648   XSTRATA PLC (DIVERSIFIED MINING)                                                                         147,588
                                                                                                                      9,305,012
                                                                                                                ---------------
UNITED STATES OF AMERICA: 2.73%
       4,840   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                254,003
       3,638   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                     300,753
       2,958   RANDGOLD RESOURCES LIMITED ADR (METAL MINING)                                                            189,815
       5,368   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                      249,827

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
UNITED STATES OF AMERICA (continued)
      24,687   SINA CORPORATION (BUSINESS SERVICES)+                                                            $       727,771
                                                                                                                      1,722,169
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $56,703,578)                                                                               60,749,491
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 2.01%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.01%
   1,253,018   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                              1,253,018
      19,567   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                                 15,654
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,272,585)                                                             1,268,672
                                                                                                                ---------------
PREFERRED STOCKS: 1.75%
      15,755   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT )                                                              1,099,798
TOTAL PREFERRED STOCKS (COST $1,065,548)                                                                              1,099,798
                                                                                                                ---------------
SHORT-TERM INVESTMENTS: 3.35%
   2,114,689   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           2,114,689
TOTAL SHORT-TERM INVESTMENTS (COST $2,114,689)                                                                        2,114,689
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $61,156,400)*                                                    103.42%                                  $    65,232,650
OTHER ASSETS AND LIABILITIES, NET                                       (3.42)                                       (2,156,095)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $    63,076,555
                                                                       ======                                   ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,114,689.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $61,867,432 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 5,355,427
GROSS UNREALIZED DEPRECIATION                 (1,990,209)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 3,365,218

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 97.59%
BELGIUM: 1.79%
      58,691   INBEV NA (FOOD & KINDRED PRODUCTS)                                                               $     2,119,308
                                                                                                                ---------------
BRAZIL: 3.31%
      51,400   COMPANHIA BRASILEIRA DE MEIOS DE PAGAMENTOS (NON-DEPOSITORY CREDIT INSTITUTIONS)+                        441,995
      56,627   PETROLEO BRASILEIRO CLASS A SA ADR (OIL COMPANIES)                                                     1,889,077
     103,241   REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       1,580,623
                                                                                                                      3,911,695
                                                                                                                ---------------
CANADA: 2.77%
      82,394   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             3,279,281
                                                                                                                ---------------
CHINA: 4.69%
   2,815,029   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                   2,182,996
     653,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              2,401,339
     137,400   CHINA MERCHANTS BANK COMPANY LIMITED (DEPOSITORY INSTITUTIONS)<<                                         314,511
      96,000   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED (INSURANCE CARRIERS)                                    649,699
                                                                                                                      5,548,545
                                                                                                                ---------------
DENMARK: 0.46%
       4,325   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)+                                                                 277,419
      15,658   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                269,892
                                                                                                                        547,311
                                                                                                                ---------------
FRANCE: 12.03%
      32,723   ACCOR SA (METAL MINING)                                                                                1,297,067
       8,907   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 577,906
      49,235   BOUYGUES SA (ENGINEERING CONSTRUCTION)<<                                                               1,851,070
       6,438   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       215,178
      64,174   FRANCE TELECOM SA (COMMUNICATIONS)                                                                     1,454,838
      10,381   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)<<                                                792,232
      28,219   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                1,776,281
      32,797   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             1,789,082
       7,023   UNIBAIL (REAL ESTATE)                                                                                  1,045,918
      76,259   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               3,421,775
                                                                                                                     14,221,347
                                                                                                                ---------------
GERMANY: 15.22%
      14,470   ALLIANZ AG (INSURANCE CARRIERS)                                                                        1,332,248
      68,885   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             3,693,426
      85,906   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                  3,106,851
      83,557   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             1,088,376
      28,729   FRAPORT AG (TRANSPORTATION SERVICES)                                                                   1,228,830
      41,546   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           3,405,486
      19,282   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                     2,601,933
      13,281   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                         1,524,791
                                                                                                                     17,981,941
                                                                                                                ---------------
HONG KONG: 3.18%
     280,654   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      856,442
     371,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
               WAREHOUSING)<<                                                                                         1,071,640
     185,013   CHINA RESOURCES LAND LIMITED (REAL ESTATE)<<                                                             410,129
     208,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                    558,242

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
HONG KONG (continued)
     474,129   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                         $       857,709
                                                                                                                      3,754,162
                                                                                                                ---------------
INDIA: 2.27%
      15,043   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                              736,292
      17,677   ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             266,493
      57,053   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                       1,683,064
                                                                                                                      2,685,849
                                                                                                                ---------------
ITALY: 1.02%
     373,517   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                          1,202,561
                                                                                                                ---------------
JAPAN: 10.30%
      61,200   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                           1,575,502
       1,179   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                          3,696,040
      64,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                        1,070,265
       4,500   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  53,532
      73,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                           1,275,331
      28,100   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                 1,146,343
     118,711   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                    2,674,032
      18,000   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                685,732
                                                                                                                     12,176,777
                                                                                                                ---------------
LUXEMBOURG: 0.24%
       5,620   RTL GROUP SA (COMMUNICATIONS)                                                                            279,727
                                                                                                                ---------------
NETHERLANDS: 6.52%
       9,720   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              427,618
     224,902   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                      4,861,944
      26,283   HEINEKEN HOLDING NV (BREWERY)                                                                            834,767
      34,788   HEINEKEN NV (BREWERY)                                                                                  1,290,342
      29,013   ING GROEP NV (FINANCIAL SERVICES)                                                                        291,909
                                                                                                                      7,706,580
                                                                                                                ---------------
RUSSIA: 2.72%
     158,244   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                     3,209,188
                                                                                                                ---------------
SINGAPORE: 0.73%
     188,400   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    868,898
                                                                                                                ---------------
SPAIN: 3.85%
      46,242   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             2,216,642
     102,988   TELEFONICA SA (COMMUNICATIONS)                                                                         2,328,980
                                                                                                                      4,545,622
                                                                                                                ---------------
SWEDEN: 1.49%
      77,152   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                        772,555
      82,519   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                       362,608
      50,907   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  626,881
                                                                                                                      1,762,044
                                                                                                                ---------------
SWITZERLAND: 8.07%
      40,543   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        2,302,261
     112,346   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    4,231,005

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
SWITZERLAND (continued)
       4,533   ROCHE HOLDINGS AG BEARER SHARES (MEDICAL PRODUCTS)                                               $       644,562
      17,315   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                       2,353,712
                                                                                                                      9,531,540
                                                                                                                ---------------
TAIWAN: 1.21%
     151,518   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                     1,425,784
                                                                                                                ---------------
UNITED KINGDOM: 11.63%
     230,217   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  1,961,937
     108,947   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              900,677
      42,674   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                          1,107,869
     485,414   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     1,419,914
     308,165   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                             2,775,782
     173,772   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                       1,285,072
     324,582   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    1,888,229
      12,975   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                   303,973
     538,565   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                            2,095,498
                                                                                                                     13,738,951
                                                                                                                ---------------
UNITED STATES OF AMERICA: 4.09%
      39,253   COVIDIEN PUBLIC LIMITED COMPANY (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       1,469,632
      44,725   PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                         1,950,905
      26,106   SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                            1,412,593
                                                                                                                      4,833,130
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $123,803,957)                                                                             115,330,241
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 2.67%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.67%
   3,110,045   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                              3,110,045
      57,600   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                                 46,080
                                                                                                                      3,156,125
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,167,645)                                                             3,156,125
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 2.13%
   2,515,536   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           2,515,536
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,515,536)                                                                        2,515,536
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $129,487,138)*                                                   102.39%                                  $   121,001,902
OTHER ASSETS AND LIABILITIES, NET                                       (2.39)                                       (2,824,973)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $   118,176,929
                                                                       ======                                   ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,515,536.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

* COST FOR FEDERAL INCOME TAX PURPOSES IS $137,442,866 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  6,602,767
GROSS UNREALIZED DEPRECIATION                 (23,043,731)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(16,440,964)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 96.66%
AUSTRALIA: 7.11%
       3,501   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                           $        37,944
      12,135   ALUMINA LIMITED (METAL MINING)                                                                            14,130
       6,300   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  25,332
      15,228   AMP LIMITED (INSURANCE CARRIERS)                                                                          59,881
       2,525   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                               7,711
       4,366   ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                                   12,489
       1,336   ASX LIMITED (BUSINESS SERVICES)                                                                           39,823
      16,301   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                  216,602
       6,979   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                    21,876
       2,368   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            13,262
      25,297   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          707,745
       1,689   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
               SIMILAR MATERIALS)                                                                                        11,909
      13,760   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          28,052
       4,480   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    14,693
      13,462   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                      64,652
       1,184   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        13,214
      13,417   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                     17,839
       4,384   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                        30,416
         422   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                  19,621
      11,120   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 349,460
       3,194   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                 23,215
       3,813   CROWN LIMITED (CASINO & GAMING)                                                                           22,337
       4,545   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                117,745
      10,818   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              14,819
      26,541   DB RREEF TRUST (REAL ESTATE)                                                                              16,040
         517   ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                               9,748
      18,046   FAIRFAX MEDIA LIMITED (COMMUNICATIONS)<<                                                                  17,741
       9,534   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                            29,117
      14,840   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                          61,584
      10,232   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                        10,760
      68,250   GPT GROUP (REAL ESTATE)                                                                                   26,948
       4,224   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                               11,232
      12,047   INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       23,104
      14,573   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                    41,218
       3,343   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       11,314
       1,151   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                21,796
       3,328   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                              18,799
       2,337   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                             21,788
      16,677   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                       2,822
       5,309   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           9,882
       2,193   MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                         69,095
      18,768   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                       21,626
       5,969   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                           20,730
      21,202   MIRVAC GROUP (REAL ESTATE)                                                                                18,451
      14,498   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                262,156
       3,614   NEWCREST MINING LIMITED (METAL MINING)                                                                    88,850
       1,156   NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                               8,551
       9,856   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                               20,490
       2,751   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    48,148
       6,535   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                              77,093
      22,899   OZ MINERALS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                            16,976
       4,340   PALADIN ENERGY LIMITED (DIVERSIFIED MINING)+                                                              17,241
         294   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                   6,764
       8,575   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    13,889
       7,479   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         119,929
       1,126   RIO TINTO LIMITED 109 SHARES (METAL MINING)+                                                              47,363
       2,146   RIO TINTO LIMITED (METAL MINING)                                                                          90,267
       6,113   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                     72,115
       1,097   SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               23,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
AUSTRALIA (continued)
       2,819   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                       $        27,986
      10,610   SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                              6,583
      16,739   STOCKLAND (REAL ESTATE)                                                                                   43,298
       9,146   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                          49,378
       4,551   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                26,257
       9,396   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                    19,307
      33,160   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              90,582
       5,243   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                           26,407
       8,376   TRANSURBAN GROUP (SOCIAL SERVICES)                                                                        28,213
       7,625   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              139,158
       1,094   WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      20,716
      15,202   WESTFIELD GROUP (PROPERTIES)                                                                             139,403
      22,027   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                    359,432
       3,673   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        127,889
       9,252   WOOLWORTHS LIMITED (FOOD STORES)                                                                         196,521
       1,225   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                 23,503
                                                                                                                      4,586,461
                                                                                                                ---------------
AUSTRIA: 0.31%
       1,277   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)<<                                34,450
       1,156   OMV AG (OIL & GAS EXTRACTION)                                                                             43,283
         418   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)<<                                        14,513
       2,363   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                       36,929
         595   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)               30,283
         897   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   24,601
         310   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                        13,473
                                                                                                                        197,532
                                                                                                                ---------------
BELGIUM: 0.90%
       2,600   ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)+                                                            11
       1,172   BELGACOM SA (COMMUNICATIONS)                                                                              37,380
         109   COLRUYT SA (FOOD STORES)                                                                                  24,863
         230   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                   11,099
         778   DELHAIZE GROUP (FOOD STORES)                                                                              54,719
       4,083   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                        30,953
      17,333   FORTIS (DEPOSITORY INSTITUTIONS)                                                                          59,087
       9,100   FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                      13
         626   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                              45,754
       5,442   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                       196,508
       1,248   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                  22,760
         239   MOBISTAR SA (COMMUNICATIONS)                                                                              14,726
         458   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                   38,634
         782   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                      25,023
         813   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                        18,442
                                                                                                                        579,972
                                                                                                                ---------------
BERMUDA: 0.00%
          50   INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                                               27
                                                                                                                ---------------
CYPRUS: 0.04%
       4,320   BANK OF CYPRUS PUBLIC COMPANY LTD (INSURANCE CARRIERS)                                                    24,423
                                                                                                                ---------------
DENMARK: 0.89%
           4   A.P. MOLLER-MAERSK A/S - CLASS A (WATER TRANSPORTATION)                                                   23,434
           8   A.P. MOLLER - MAERSK A/S - CLASS B (WATER TRANSPORTATION)                                                 47,924
         812   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)+                                                                  52,084
         182   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                  12,514
       3,428   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                 59,087
       1,450   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                      17,960

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
DENMARK (continued)
         500   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                    $         9,513
       3,352   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   181,225
         356   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                   28,904
          83   TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                       9,694
         210   TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                             12,382
       1,548   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)+                                                                                      110,958
         120   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)+                                                                                        6,205
                                                                                                                        571,884
                                                                                                                ---------------
FINLAND: 1.26%
       1,107   ELISA OYJ (COMMUNICATIONS)                                                                                18,216
       3,346   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            76,136
         538   KESKO OYJ (FOOD STORES)                                                                                   14,234
       1,197   KONE OYJ (BUSINESS SERVICES)                                                                              36,657
         957   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        17,856
       1,001   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                              13,902
      28,626   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              419,252
         820   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                             15,415
         868   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                         6,941
       1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                   5,239
         776   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               12,160
         838   OUTOKUMPU OYJ (METAL MINING)                                                                              14,448
         600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                11,994
       3,244   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                            61,209
         720   SANOMAWSOY OYJ (MULTI MEDIA)<<                                                                            11,161
       4,560   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                  24,053
       4,034   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                 35,143
         588   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     18,923
                                                                                                                        812,939
                                                                                                                ---------------
FRANCE: 9.55%
       1,136   ACCOR SA (METAL MINING)<<                                                                                 45,029
         235   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                17,214
       1,055   AIR FRANCE-KLM (TRANSPORTATION BY AIR)<<                                                                  13,470
       1,870   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                170,806
      17,984   ALCATEL SA (COMMUNICATIONS)                                                                               45,109
       1,504   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                         88,732
         349   ATOS ORIGIN (BUSINESS SERVICES)                                                                           11,826
      11,841   AXA SA (INSURANCE CARRIERS)                                                                              222,425
         112   BIOMERIEUX (HEALTH SERVICES)                                                                               9,814
       6,457   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)<<                                                               418,945
       1,718   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    64,591
         292   BUREAU VERITAS SA (ENVIRONMENTAL CONTROL)                                                                 14,335
       1,070   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                  39,388
       4,782   CARREFOUR SA (FOOD STORES)                                                                               204,072
         339   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                22,851
         425   CHRISTIAN DIOR SA (APPAREL MANUFACTURERS)                                                                 31,701
         290   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                      27,687
       2,764   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        92,381
       1,111   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                            19,965
       1,126   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 64,140
       7,014   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)<<                                                            87,337
         502   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             22,155
         295   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               17,175
       1,786   ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                            86,878
          41   ERAMET (METAL MINING)                                                                                     10,707

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
FRANCE (continued)
       1,511   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                    $        72,028
         202   EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                            8,400
         686   EUTELSAT COMMUNICATIONS (COMMUNICATIONS)+                                                                 17,693
         159   FONCIERE DES REGIONS (REAL ESTATE)                                                                        11,952
      13,828   FRANCE TELECOM SA (COMMUNICATIONS)                                                                       313,484
       9,120   GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                        339,555
       1,715   GAZ DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                          2
         128   GECINA SA (REAL ESTATE)                                                                                    7,919
       4,320   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                  213,203
         398   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                                                                                55,275
         154   ICADE (REAL ESTATE)                                                                                       12,646
         135   ILIAD SA (BUSINESS SERVICES)                                                                              13,094
         253   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        10,596
          50   IMERYS SA I09 SHARES (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                  1,904
         205   IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                                        8,953
         580   JCDECAUX SA (BUSINESS SERVICES)                                                                            9,207
         642   KLEPIERRE (REAL ESTATE)                                                                                   16,558
       1,803   L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                  134,751
         984   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       66,605
         450   LAFARGE SA I09 SHARES (STONE, CLAY, GLASS & CONCRETE PRODUCTS)+                                           29,462
         916   LAGARDERE SCA (COMMUNICATIONS)                                                                            30,416
         763   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER  EQUIPMENT)             16,628
       1,847   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)<<                                                140,955
         502   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                   9,493
       6,038   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                         11,681
         243   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       21,819
           1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                   28
       1,004   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  9,759
       1,461   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                   91,965
       1,187   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               31,172
         589   PPR SA (APPAREL & ACCESSORY STORES)                                                                       48,053
         853   PUBLICIS GROUPE (COMMUNICATIONS)                                                                          26,003
       1,430   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     52,499
       1,539   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                     20,295
       7,933   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          465,966
       1,757   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                      133,840
       1,196   SCOR REGROUPE (INSURANCE CARRIERS)                                                                        24,513
         211   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           12,109
         177   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                         12,033
       3,631   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               198,072
         975   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                           10,933
         733   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                             37,625
       2,080   SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                                 36,314
         810   TECHNIP SA (OIL & GAS EXTRACTION)                                                                         39,646
         697   THALES SA (TRANSPORTATION BY AIR)                                                                         31,167
      16,034   TOTAL SA (OIL & GAS EXTRACTION)                                                                          865,548
          56   TOTAL SA CLASS B (OIL & GAS EXTRACTION)                                                                    3,023
         610   UNIBAIL (REAL ESTATE)                                                                                     90,846
         411   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                  49,891
       3,069   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                  90,370
       3,302   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                               148,162
       8,827   VIVENDI SA (COMMUNICATIONS)                                                                              210,945
                                                                                                                      6,163,789
                                                                                                                ---------------
GERMANY: 7.39%
       1,436   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                            54,593
       3,424   ALLIANZ SE (INSURANCE CARRIERS)                                                                          315,246
       6,974   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    277,168
       5,760   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               308,835

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
GERMANY (continued)
       2,481   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                     $        93,416
         684   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                32,155
         657   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                15,069
       5,534   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                  34,392
       6,774   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                    244,986
       4,226   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               256,081
       1,491   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         115,627
       1,768   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                             22,149
       6,379   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                83,084
         676   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                            17,174
      21,356   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     251,659
      14,329   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              506,962
         290   FRAPORT AG (TRANSPORTATION SERVICES)                                                                      12,404
         607   FRESENIUS AG (MEDICAL PRODUCTS)                                                                           32,776
       1,481   FRESENIUS MEDICAL CARE AG (MEDICAL PRODUCTS)<<                                                            66,256
         241   FRESENIUS SE (MEDICAL PRODUCTS)                                                                           11,282
       1,148   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                         17,377
         202   HAMBURGER HAFEN UND LOGISTIK AG (TRANSPORTATION SERVICES)                                                  7,779
         478   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                        17,676
       1,008   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                 27,165
       1,382   HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                          43,098
         324   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              16,317
       1,119   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                      62,839
       1,143   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              93,691
         820   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           50,270
         501   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                  50,955
         880   METRO AG (FOOD STORES)                                                                                    41,998
       1,556   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       209,968
         679   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                     45,531
          31   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                  6,783
         516   Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)<<+                                                         10,496
       3,166   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               249,121
         302   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                 26,445
       6,480   SAP AG (BUSINESS SERVICES)                                                                               260,625
       6,202   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           427,718
         647   SOLARWORLD AG (ENERGY)<<                                                                                  15,221
         538   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                   10,921
       2,578   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                63,977
       1,067   TUI AG (TRANSPORTATION BY AIR)                                                                             7,851
         997   UNITED INTERNET AG (COMMUNICATIONS)                                                                       11,665
         667   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                 225,636
         124   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                            14,236
                                                                                                                      4,766,673
                                                                                                                ---------------
GREECE: 0.52%
       2,619   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   28,658
       1,285   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                          26,499
       2,473   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                        26,020
         580   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                               5,606
       1,790   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                              27,371
       4,638   MARFIN INVESTMENT GROUP SA (HOLDING & OTHER INVESTMENT OFFICES)                                           19,910
       3,723   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                     103,412
       1,730   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                 46,112
       2,294   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                 22,848
         850   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                           17,529
         490   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          12,923
                                                                                                                        336,888
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
HONG KONG: 2.40%
       1,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                              $         7,713
      10,896   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       33,251
      28,000   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  49,063
       9,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                    12,403
      10,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               114,967
       3,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
               CONSTRUCTION CONTRACTS)                                                                                   10,529
       6,098   CHINESE ESTATES HOLDINGS LIMITED (REAL ESTATE)                                                            11,173
      15,500   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                 102,799
       8,000   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                               44,645
      17,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                          11,143
      20,000   GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                                   9,390
       6,000   HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                     28,258
      16,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                52,954
       5,800   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          81,574
       8,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  45,884
      30,220   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                              63,559
         400   HONG KONG AIRCRAFT ENGINEERING (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
               SERVICES)                                                                                                  4,661
       8,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                               124,593
      10,500   HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                    58,393
         500   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
               CONSTRUCTION CONTRACTS)                                                                                      280
       4,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                           12,542
      14,000   HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED (TELECOMMUNICATIONS)+                              1,915
      14,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                   3,288
      16,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                               104,567
       4,667   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                           11,984
       4,976   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                    21,830
      16,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                     43,478
       3,500   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                      4,859
      16,906   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         36,080
      16,000   MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                5,904
      11,392   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                 34,176
      19,211   NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
               OPERATIVE BUILDERS)                                                                                       34,753
       8,800   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                            11,058
       6,314   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  11,422
       1,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                               5,125
      28,977   PCCW LIMITED (COMMUNICATIONS)                                                                              7,553
      10,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                              14,839
      11,887   SINO LAND COMPANY (REAL ESTATE)                                                                           19,694
      11,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            137,393
       6,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                 60,542
       2,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                            8,039
      10,625   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                45,036
       7,000   WHEELOCK & COMPANY (REAL ESTATE)                                                                          18,046
       1,500   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          13,142
       5,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                         12,959
                                                                                                                      1,547,456
                                                                                                                ---------------
IRELAND: 0.39%
       6,409   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(A)                                                  0
       5,506   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         125,904
       3,683   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                       25,162
       7,947   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                59,390
       1,101   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 25,114
         480   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                         13,627
                                                                                                                        249,197
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ITALY: 3.37%
         465   ACEA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                     $         5,669
       7,668   AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               13,973
       3,269   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                           22,414
       7,972   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          165,629
       1,989   ATLANTIA SPA (SOCIAL SERVICES)                                                                            40,180
         776   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                   6,537
       4,869   BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)<<                                                              13,354
      19,299   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                           31,162
       3,078   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                  18,330
       4,946   BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                             36,913
       1,307   BULGARI SPA (APPAREL & ACCESSORY STORES)<<                                                                 6,986
      50,327   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           244,988
      19,624   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        463,876
         557   EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                              8,017
       5,508   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                       55,325
       3,142   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                  44,208
         563   FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                   9,059
      58,208   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                187,404
       6,841   INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                             16,852
         534   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   6,094
         506   ITALCEMENTI SPA RNC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               2,971
         285   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                          5,489
         893   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
               & OPTICAL)                                                                                                18,653
       5,172   MEDIASET SPA (COMMUNICATIONS)                                                                             28,968
       3,477   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)<<                                                                41,388
       1,691   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                        9,014
      13,018   PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                    31,393
      20,207   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                           7,070
         856   PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                12,861
       2,054   SAIPEM SPA (OIL & GAS EXTRACTION)                                                                         49,965
       2,760   SARAS SPA (OIL & GAS EXTRACTION)                                                                           7,860
      10,086   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                  44,252
      46,756   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                   45,882
      75,645   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                      104,527
       9,373   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           31,229
     108,989   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)<<                                                      274,448
       4,434   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)<<                                                57,662
       5,279   UNIPOL SPA (INSURANCE CARRIERS)                                                                            6,180
                                                                                                                      2,176,782
                                                                                                                ---------------
JAPAN: 23.25%
       2,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 11,668
         200   ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                      5,149
         370   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)<<                                                9,275
       1,200   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       21,799
       5,000   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               49,567
         700   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                   9,177
         500   AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                    9,540
       3,000   AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                       13,733
       1,500   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    32,621
       5,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  39,653
         200   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                           9,239
       5,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                17,491
       2,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            12,436
       5,000   AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              7,733
       3,000   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         43,193
       7,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
               DEALERS)                                                                                                  56,314
       9,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     45,871
       1,000   ASICS CORPORATION (FOOTWEAR)                                                                               9,135
       3,400   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               120,704
       2,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                           18,581

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
JAPAN (continued)
       9,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                               $        48,300
         600   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                24,041
       4,700   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  73,914
       1,700   BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       15,106
       8,000   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                               262,418
         600   CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                         8,408
       1,900   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   17,021
          12   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                   73,867
       6,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              39,300
       5,000   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            115,742
       1,700   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       32,470
           7   CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                              21
       2,500   CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                             12,846
         500   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                             9,576
       4,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          13,619
       1,200   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                      15,297
       4,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            54,975
       2,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          12,145
       2,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                        8,221
       1,000   DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  9,322
       5,100   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              91,481
       1,800   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
               DEALERS)                                                                                                  58,110
       5,000   DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                       7,837
       1,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    8,761
         600   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                    28,401
       4,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
               BUILDERS)                                                                                                 43,183
       9,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                  53,719
           2   DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                   6,706
       4,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                         11,169
       3,700   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                              95,251
       1,300   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                   27,394
       2,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     8,346
       2,600   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   156,807
       1,900   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       67,847
         980   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                            27,874
         900   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       9,763
         500   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                   15,726
       1,400   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                               112,773
         400   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               52,317
       4,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
               MOBILE HOME DEALERS)                                                                                       6,643
       5,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    20,294
           4   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                      6,041
       3,700   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         117,527
      14,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  76,442
       6,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                            26,906
       5,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          22,629
           7   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        11
       2,000   GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                17,605
       3,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              16,723
         200   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                     10,796
       8,800   HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                            41,289
         200   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                         4,515
       2,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                             6,249
         200   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                                21,384
         500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                               15,571

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
JAPAN (continued)
         800   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   $        12,930
         900   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                                                                       14,714
         600   HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                         10,258
      25,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  78,113
       1,000   HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                          8,522
       1,400   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    26,260
       9,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           22,609
       1,400   HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                       32,044
      12,400   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   342,389
       3,200   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                  64,309
       1,000   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       28,183
         200   IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                     17,190
           6   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       48,082
       2,560   ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                 26,149
      10,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
               INDUSTRIES)                                                                                               17,335
       9,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           14,481
         500   ITO EN LIMITED (EATING & DRINKING PLACES)                                                                  7,116
      11,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                    76,732
         200   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 5,958
       3,800   J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                         18,184
         200   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                 6,747
       7,000   JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)+                                                       13,515
         200   JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                11,107
           4   JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                          8,678
           3   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                          24,944
           3   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                          13,889
       2,000   JAPAN STEEL WORKS (MACHINERY)                                                                             24,747
          34   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            106,586
       3,700   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                     124,825
       1,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          16,193
       5,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               25,536
       1,400   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             24,022
       1,600   JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                              16,293
          19   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                               14,437
       6,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       18,747
       2,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                        16,899
       2,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          14,263
       5,700   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           126,029
       1,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 7,194
       4,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             87,403
      10,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                27,612
       5,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                      20,657
          22   KDDI CORPORATION (COMMUNICATIONS)                                                                        116,925
       3,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                 23,294
       4,000   KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                23,294
       2,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         11,958
         300   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                61,348
       1,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                            10,059
       1,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        8,792
      12,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                            52,940
       6,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   84,082
      18,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               33,633
       7,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 108,413
         800   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               15,371
       3,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          36,622
       8,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               66,186
       2,500   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                           27,820
         900   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)              29,148

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
JAPAN (continued)
       1,200   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                       $        90,559
       2,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           22,650
       2,900   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            62,464
         500   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                          22,007
       1,100   LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                     9,843
         200   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                        9,675
         900   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                21,815
      12,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  53,314
       1,700   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        12,000
         300   MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                     5,683
       1,000   MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                    9,093
      14,800   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
               STORES)                                                                                                  200,027
       3,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
               HOME DEALERS)                                                                                             28,463
       7,000   MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                        17,948
         500   MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED (FOOD STORES)                                                  9,285
       1,200   MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                               13,764
         500   MEIJI HOLDINGS COMPANY LIMITED (FOOD MANUFACTURERS & PURVEYORS)                                           20,138
       5,500   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        152,437
       3,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       12,799
       9,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    38,210
      10,200   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               189,314
      15,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  95,137
       9,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          150,506
       3,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                16,443
      23,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              95,500
       1,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             11,097
       8,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               24,996
      28,000   MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)<<+                                               52,608
       4,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  11,668
      70,170   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    435,581
         470   MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            15,368
      13,100   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 155,837
       5,000   MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                               16,038
       5,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                              11,782
       6,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             104,822
       5,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   12,976
       9,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                        58,577
       3,200   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                84,206
       7,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                              26,813
         700   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                                15,005
      74,200   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)<<                                                          174,072
      12,000   MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          15,571
       1,600   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                                68,096
       1,600   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                      17,605
      15,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                59,013
         300   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)+                                                                                       2,731
       2,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       40,899
       1,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  9,560
       1,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      6,716
         800   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                         48,580
       2,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                  34,754
         700   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                      193,502
           4   NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                 34,297
       3,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            33,695
       6,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               27,342

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
JAPAN (continued)
       1,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                       $        12,654
       6,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                33,871
       9,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             53,252
         700   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                 18,129
       5,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
               HOME DEALERS)                                                                                             14,636
      38,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      145,949
       3,900   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                158,696
       8,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                      34,629
       5,000   NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                  29,169
       5,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  12,664
       1,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          11,284
      18,700   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            113,751
       1,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                         4,837
       1,500   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                               17,906
       5,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                11,211
       1,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 11,335
         500   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            15,155
         300   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   21,301
       1,300   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     39,674
         900   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                10,492
      18,800   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               158,854
         400   NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                     6,934
           2   NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                    12,747
         700   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                15,586
       3,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                    15,259
       3,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  12,052
          10   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                32,387
         118   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 172,955
           9   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                            8,735
       5,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     24,550
          60   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              9,760
       5,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                         42,871
       6,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                       25,847
       1,600   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                          37,951
       1,600   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                23,169
         600   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          26,595
       1,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
               SIMILAR MATERIALS)                                                                                         6,457
         300   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         11,024
         400   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                           26,823
         640   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                   38,599
      15,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             47,958
         100   OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                5,346
         500   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               6,400
          51   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                     30,758
       3,900   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                                  54,896
       5,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       64,618
         300   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    13,297
         700   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                51,082
         400   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                21,384
         600   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       18,280
      13,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                  33,736
       2,500   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                             7,188
       2,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                       11,502
         136   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                            27,828
       1,600   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       65,106

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
JAPAN (continued)
       1,400   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                               $        17,773
       1,000   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       16,349
       3,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
               BUILDERS)                                                                                                 18,872
       4,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    40,691
       5,820   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                         137,140
           3   SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               7,876
       7,200   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                74,963
       1,400   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           41,854
       2,000   SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
               & OPTICAL)                                                                                                16,027
         100   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     7,972
         500   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     19,152
       4,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      17,439
       3,100   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         144,164
         600   SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                               7,449
       4,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
               SERVICES)                                                                                                 12,581
       7,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            11,263
       2,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  38,761
       3,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     49,266
       4,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           39,736
      10,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                              17,958
       1,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                              15,913
         400   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  43,141
       5,700   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                111,355
       9,500   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                           20,906
       6,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                   40,235
       7,600   SONY CORPORATION (ELECTRONIC)                                                                            199,201
           7   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                                   19,379
         500   SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                                           11,756
       1,100   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 22,357
       1,000   SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                14,273
      12,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           54,186
       8,600   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        87,665
       5,800   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          65,384
       4,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                17,896
      25,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
               TRANSPORTATION EQUIPMENT)                                                                                 66,694
       4,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
               FUELS)                                                                                                    56,594
       6,800   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                   277,407
       3,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                               55,151
       1,500   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                             12,083
         100   SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                     3,675
      11,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        59,376
       1,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              9,581
         500   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)                                                                                        14,507
       2,700   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                       60,819
       1,600   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                            46,006
       7,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                      12,062
       7,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       16,931
       1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          18,965
       2,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              19,183
       2,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  15,799
       5,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      222,474
       2,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              23,045
         900   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  42,414
       7,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                    22,598
       1,300   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                  57,487
       1,000   THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        13,899
       2,100   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                       43,925
       3,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      17,003

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
JAPAN (continued)
       4,000   THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             $        16,692
       2,000   THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            20,449
       1,000   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              14,979
       6,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                    35,314
         900   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                              14,714
       3,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        12,207
       3,300   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            69,025
       2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        14,719
         300   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                    4,721
       9,200   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            236,840
       1,300   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       63,020
      17,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             60,881
         800   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                           9,749
       2,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                      11,190
       9,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                               45,497
       3,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                      13,702
       2,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                             20,408
       4,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                40,484
      10,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                     51,072
      30,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             108,995
       4,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           11,377
       1,800   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  27,840
       2,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             14,034
       1,100   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       23,351
       1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                      20,626
         500   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   13,546
         500   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                      7,479
       1,400   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                  34,951
      20,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                792,402
       1,700   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                             25,305
       1,000   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         32,076
         500   TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                           15,623
       8,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                22,422
         300   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                        22,951
       1,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 8,564
         800   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                  12,805
         170   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                       8,770
          13   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                      43,048
         115   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                               36,708
         800   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   15,297
         670   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                             39,156
       2,000   YAMAGUCHI FINANCIAL GROUP (DEPOSITORY INSTITUTIONS)                                                       26,429
       1,300   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       16,274
       1,500   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   16,707
         300   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                    8,891
       3,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                40,048
       1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 11,294
       2,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       13,328
       1,700   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       11,470
                                                                                                                     15,003,395
                                                                                                                ---------------
KAZAKHSTAN: 0.03%
       1,985   EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                     21,374
                                                                                                                ---------------
LUXEMBOURG: 0.53%
       6,784   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                  OPTICAL)                                                                                              222,603
         548   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                      30,864
       2,196   SES FDR (COMMUNICATIONS)                                                                                  41,866

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
LUXEMBOURG (continued)
       3,647   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                            $        49,551
                                                                                                                        344,884
                                                                                                                ---------------
MEXICO: 0.02%
       1,390   FRESNILLO PLC (MINING)                                                                                    11,891
                                                                                                                ---------------
NETHERLANDS: 3.19%
      10,857   AEGON NV (INSURANCE CARRIERS)                                                                             66,758
       1,734   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)<<                                                             76,285
       3,251   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                         70,288
         497   BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                             11,267
         358   CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                          17,407
       3,158   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                       50,992
         472   FUGRO NV (OIL FIELD SERVICES)                                                                             19,547
         855   HEINEKEN HOLDING NV (BREWERY)                                                                             27,155
       1,847   HEINEKEN NV (BREWERY)                                                                                     68,508
      14,774   ING GROEP NV (FINANCIAL SERVICES)                                                                        148,646
      12,928   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              177,716
       7,311   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                134,614
       8,984   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                       103,148
       1,089   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                          34,114
       1,520   QIAGEN NV (HEALTH SERVICES)+                                                                              28,147
         807   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           22,320
       5,008   REED ELSEVIER NV (COMMUNICATIONS)                                                                         55,101
      21,214   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                529,732
       1,199   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 20,470
       2,782   TNT NV (TRANSPORTATION SERVICES)                                                                          54,038
      12,614   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                                                  303,746
       2,086   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              36,433
                                                                                                                      2,056,432
                                                                                                                ---------------
NEW ZEALAND: 0.11%
       7,762   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                            8,063
       2,566   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                 9,685
       4,149   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS)                                                                                               17,614
       4,301   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                  7,437
      14,614   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                               25,741
                                                                                                                         68,540
                                                                                                                ---------------
NORWAY: 0.65%
       5,414   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                     41,257
         450   FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                  11,110
       5,301   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                    27,205
       5,948   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                          43,198
       1,176   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                       9,126
       2,168   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                30,951
       8,502   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                               167,392
       6,493   TELENOR ASA (COMMUNICATIONS)                                                                              49,933
       1,400   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                            39,190
                                                                                                                        419,362
                                                                                                                ---------------
PORTUGAL: 0.31%
       2,592   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                     6,618
      18,212   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                                  18,497
       4,055   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                         21,842
       1,387   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                          9,972
       2,170   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                 15,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
PORTUGAL (continued)
      14,185   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                              $        55,579
       1,189   GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                               16,680
       1,835   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                      12,506
       4,288   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                 41,936
                                                                                                                        199,460
                                                                                                                ---------------
SINGAPORE: 1.25%
      11,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     12,075
      19,000   CAPITALAND LIMITED (REAL ESTATE)                                                                          48,667
      17,670   CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                  17,080
       4,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                   23,695
      14,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                               12,372
       7,000   COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                 6,041
      12,500   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     101,837
       7,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                         18,752
      41,600   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)<<                                                   10,914
       1,122   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                      14,873
          40   K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                           27
      10,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                            47,639
       4,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                                      4,087
       9,500   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                        15,938
      19,756   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)<<                                   91,114
       7,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              16,639
       7,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)<<                                                      13,001
       3,600   SINGAPORE AIRLINES LIMITED (AIRLINES)                                                                     33,057
       6,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                            29,412
      12,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               26,181
      11,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
               OPERATIVE BUILDERS)                                                                                       18,607
      60,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    124,275
       9,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    91,218
       4,000   UOL GROUP LIMITED (REAL ESTATE)                                                                            9,114
       6,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                    20,792
                                                                                                                        807,412
                                                                                                                ---------------
SPAIN: 4.37%
       2,185   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                             41,082
         183   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                22,489
       1,092   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                    20,206
       1,112   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
               CONSTRUCTION CONTRACTS)                                                                                   56,237
      26,910   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             337,492
       6,784   BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)<<                                                          42,351
       1,663   BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)                                                            16,121
       5,488   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                      47,810
      61,224   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             735,207
       2,054   BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                                  24,262
       1,315   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                        8,153
       6,523   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       30,106
       1,808   EDP RENOVAVEIS SA (ELECTRIC, GAS & SANITARY SERVICES)+                                                    18,515
       1,398   ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                             27,486
         258   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
               CONSTRUCTION CONTRACTS)                                                                                   10,572
       1,425   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                     27,007
       1,729   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                  31,459

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
SPAIN (continued)
         861   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                       $         8,032
         998   GRIFOLS SA (HEALTH SERVICES)                                                                              17,627
         423   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                      13,571
       6,524   IBERDROLA RENOVABLES (PIPELINES)                                                                          29,791
      26,394   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                       214,016
       4,151   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                  8,799
         768   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                16,619
       1,644   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                78,806
       5,901   MAPFRE SA (INSURANCE CARRIERS)<<                                                                          19,204
         840   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                               37,956
       5,657   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     126,499
         604   SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                        8,366
      31,918   TELEFONICA SA (COMMUNICATIONS)                                                                           721,796
          49   ZARDOYA OTIS I09 SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+(A)                       1,022
         979   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                20,445
                                                                                                                      2,819,104
                                                                                                                ---------------
SWAZILAND: 0.02%
          83   BKW FMB ENERGIE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                     6,111
         135   SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              8,368
                                                                                                                         14,479
                                                                                                                ---------------
SWEDEN: 2.26%
       2,468   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                  23,545
       2,287   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                31,868
       5,210   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           52,170
       3,013   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           27,241
       1,723   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       24,065
       1,592   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              20,842
       3,830   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                                                                               191,136
         431   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                9,414
       3,346   HUSQVARNA AB B SHARES (MACHINERY)                                                                         18,216
       3,400   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                          52,450
       1,699   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                               13,148
         532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                   44
      24,356   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                 192,899
       7,601   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            56,407
       2,492   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                              24,711
       2,507   SECURITAS AB (BUSINESS SERVICES)                                                                          21,285
      11,838   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                        52,021
       2,840   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        31,751
       3,040   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   37,435
       1,392   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                16,194
         675   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                 7,262
       4,377   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                    45,956
       3,514   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                66,389
       2,800   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                     16,296
       1,625   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                       26,382
       2,355   TELE2 AB (COMMUNICATIONS)                                                                                 23,780
      21,587   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 211,826
      16,911   TELIASONERA AB (COMMUNICATIONS)                                                                           88,779
       3,400   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                               20,934
       8,395   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                               51,798
                                                                                                                      1,456,244
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

  SHARES       SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
SWITZERLAND: 7.24%
      16,615   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                 $       261,179
         766   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                           40,078
         955   ADECCO SA (BUSINESS SERVICES)                                                                             39,780
         610   ARYZTA AG (FOOD & KINDRED PRODUCTS)+                                                                      19,593
         388   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  28,800
       3,935   COMPAGNIE FINANCIERE RICHEMONT SA (CONSULTING SERVICES)                                                   81,775
       8,483   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 387,241
         308   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            37,871
          51   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                    31,237
       1,565   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           88,869
       1,591   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                          61,763
         422   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                 33,052
           8   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                            35,166
       1,412   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       19,558
         333   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                              33,069
      27,426   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                    1,032,876
         912   NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                               19,909
      15,941   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                646,120
         211   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                   13,166
         361   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                  29,337
       5,296   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                         719,911
         417   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  25,886
          36   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                       44,596
       5,272   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                       39,442
          60   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
               & OPTICAL)                                                                                                10,928
         294   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                               9,619
         239   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                      38,339
         212   SWISS LIFE HOLDING (INSURANCE CARRIERS)+                                                                  18,302
       2,602   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                    86,067
         187   SWISSCOM AG (COMMUNICATIONS)                                                                              57,397
         731   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                169,707
         460   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
               & OPTICAL)                                                                                                44,410
      22,157   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     271,011
       1,097   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        193,241
                                                                                                                      4,669,295
                                                                                                                ---------------
UNITED KINGDOM: 19.31%
       6,848   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         27,264
       1,435   ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                    20,539
       2,566   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 27,567
       9,945   ANGLO AMERICAN PLC (METAL MINING)                                                                        288,545
       3,077   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                29,741
       2,764   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                    34,673
      10,912   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            479,419
       1,649   AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                             38,985
      20,033   AVIVA PLC (INSURANCE CARRIERS)                                                                           112,552
      26,525   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  147,718
       3,846   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       19,552
      72,993   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   339,849
         674   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               8,915
      25,309   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                      423,878
      16,636   BHP BILLITON PLC (COAL MINING)                                                                           373,320
     142,260   BP PLC (OIL & GAS EXTRACTION)                                                                          1,118,270
       4,818   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                9,884
      15,048   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                          414,180
       6,581   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                    41,359
       8,588   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             64,287
      58,362   BT GROUP PLC (COMMUNICATIONS)                                                                             97,457
       2,554   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        21,114
       3,441   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              23,947

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
UNITED KINGDOM (continued)
      10,193   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                            $        86,867
       1,038   CAIRN ENERGY PLC (OIL & GAS EXTRACTION)+                                                                  39,995
       4,779   CAPITA GROUP PLC (PERSONAL SERVICES)                                                                      56,177
       1,268   CARNIVAL PLC (WATER TRANSPORTATION)                                                                       33,524
       3,304   CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                       8,588
         128   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(A)                                                           14
      38,413   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         140,929
       8,831   COBHAM PLC (TRANSPORTATION BY AIR)                                                                        25,091
      13,925   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                               78,293
      18,871   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                     270,570
       2,650   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                        19,139
       3,762   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                  22,142
      18,143   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                19,590
      39,107   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        687,459
       9,834   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                   33,733
       5,428   HAMMERSON PLC (REAL ESTATE)                                                                               27,417
       6,847   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                            29,288
     129,684   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                            1,072,113
       4,001   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                             29,687
       7,660   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                            198,863
       1,994   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    20,438
      11,711   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                               45,855
       6,185   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     22,742
       3,152   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                         16,944
       8,138   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                 41,906
       1,691   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                         32,021
       1,653   KAZAKHMYS PLC (METAL MINING)                                                                              17,133
      18,658   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        54,578
       4,913   LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                          14,872
       5,860   LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                   45,433
      44,183   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            41,281
       2,492   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                   16,287
     122,649   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           141,106
       1,222   LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                               14,129
       1,120   LONMIN PLC (METAL MINING)                                                                                 21,614
      13,216   MAN GROUP PLC (BUSINESS SERVICES)                                                                         60,337
      12,233   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                    61,585
      18,313   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                               164,954
       1,529   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                     36,953
      39,138   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       52,111
       6,274   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    62,912
      18,767   PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                      127,672
         595   RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     38,412
       4,548   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                    206,962
       8,313   REED ELSEVIER PLC (COMMUNICATIONS)                                                                        61,886
       4,964   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        23,234
       3,570   RIO TINTO PLC 109 SHARES (METAL MINING) +(A)                                                             123,634
       6,801   RIO TINTO PLC (METAL MINING)                                                                             235,528
      14,215   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                84,544
   1,219,647   ROLLS-ROYCE GROUP PLC REDEEMABLE C SHARES (AEROSPACE, DEFENSE)+(A)                                         2,007
     127,460   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                81,027
       6,955   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     173,695
      19,859   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     498,574
       6,804   SABMILLER PLC (EATING & DRINKING PLACES)                                                                 138,245
      10,113   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   29,632
         985   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        13,296
       6,938   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                       130,010
      44,938   SEGRO PLC (REAL ESTATE)                                                                                   17,928
       3,770   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                26,174
       1,828   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      32,901
       4,344   SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                               59,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                          VALUE
------------   --------------------------------------------------------------                                   ---------------
UNITED KINGDOM (continued)
       6,858   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                 $        50,724
       3,009   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                34,731
      14,344   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         269,025
      16,106   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                   49,312
      59,447   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      345,828
       3,349   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                           11,323
       1,264   THOMSON REUTERS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                36,024
       7,217   TOMKINS PLC (BUSINESS SERVICES)                                                                           17,573
       4,317   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                       16,460
       5,998   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                     92,511
       9,943   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                   232,937
       5,286   UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                            43,223
       1,114   VEDANTA RESOURCES PLC (METAL MINING)                                                                      23,606
     395,563   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      762,713
       1,360   WHITBREAD PLC (EATING & DRINKING PLACES)                                                                  18,269
      16,582   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                               64,519
       2,200   WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                              41,913
       8,642   WPP PLC (COMMUNICATION & INFORMATION)                                                                     57,333
      14,370   XSTRATA PLC (DIVERSIFIED MINING)                                                                         155,402
                                                                                                                     12,456,183
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $71,761,102)                                                                               62,362,078
                                                                                                                ---------------

                                                                                              EXPIRATION DATE
                                                                                              ---------------
RIGHTS: 0.01%
         339   CASINO GUICHARD PERRACHON SA (FOOD STORES)+                                       07/10/2009               1,308
       2,862   COMPAGNIE DE SAINT GOBAIN SA (CONSTRUCTION, BUILDING MATERIALS)+                  07/02/2009                   0
      13,996   FRANCE TELECOM SA (COMMUNICATIONS)+                                               06/30/2009                   0
      19,265   FORTIS (DEPOSITORY INSTITUTIONS) +(A)                                             07/01/2014                   0
       7,072   GOLDEN AGRI (FOOD PROCESSING)+(A)                                                 07/16/2009                 977
       3,000   NEPTUNE ORIENT (WATER TRANSPORTATION)+                                            07/09/2009                 352
         405   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY
               SERVICES)+                                                                        07/08/2009               1,449
       4,434   UNIONE DI BANCHE ITALIANE (MEMBERSHIP ORGANIZATIONS)+                             07/27/2009                 303
         411   VALLOUREC SA (PIPELINES)+                                                         07/07/2009                   0
TOTAL RIGHTS (COST $0)                                                                                                    4,389
                                                                                                                ---------------
WARRANTS: 0.00%
       4,000   DOWA MINING (MINING & QUARRYING OF NONMETALLIC MINERALS)+(A)                      01/29/2010                 835
       4,711   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)+                         06/30/2011                 363
TOTAL WARRANTS (COST $0)                                                                                                  1,198
                                                                                                                ---------------
PREFERRED STOCKS: 0.13%
         414   BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                     9,955
         303   RWE AG NON-VOTING (ELECTRIC, GAS & SANITARY SERVICES)                                                     20,191
         793   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                  55,356
TOTAL PREFERRED STOCKS (COST $63,851)                                                                                    85,502
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 2.68%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 2.68%
   1,708,025   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                              1,708,025

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   -------------                                                                                    ---------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
      28,993   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                        $        23,194
                                                                                                                      1,731,219
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,737,018)                                                             1,731,219
                                                                                                                ---------------
SHORT-TERM INVESTMENTS: 1.73%
   1,112,195   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,112,195
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,112,195)                                                                        1,112,195
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $74,674,166)*                                                    101.21%                                  $    65,296,581
OTHER ASSETS AND LIABILITIES, NET                                       (1.21)                                         (782,129)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $    64,514,452
                                                                       ======                                   ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,112,195

* COST FOR FEDERAL INCOME TAX PURPOSES IS $75,000,525 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  5,883,024
GROSS UNREALIZED DEPRECIATION                 (15,586,968)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ (9,703,944)


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 95.43%
AUSTRALIA: 5.83%
     356,700   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                         $     1,434,274
     181,137   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                2,406,890
     448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                                                      426,455
     404,900   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         825,461
      45,526   CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                82,174
     510,252   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                   2,298,396
   1,718,600   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                     1,807,231
     434,700   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                        1,509,716
     700,300   MINCOR RESOURCES NL (METAL MINING)                                                                       874,670
      88,400   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                              1,598,466
     845,300   PERILYA LIMITED (METAL MINING)<<                                                                         241,806
     894,000   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 1,447,978
     414,900   SALLY MALAY MINING LIMITED (METAL MINING)                                                                758,923
     210,400   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                             1,213,912
                                                                                                                     16,926,352
                                                                                                                ---------------
AUSTRIA: 0.37%
      39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                1,077,838
                                                                                                                ---------------
BELGIUM: 1.34%
      37,700   DELHAIZE GROUP (FOOD STORES)                                                                           2,651,529
       7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                        58,374
      37,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                    1,175,666
                                                                                                                      3,885,569
                                                                                                                ---------------
DENMARK: 1.61%
      97,600   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                              1,682,299
     110,600   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                          2,104,305
      26,367   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 887,849
                                                                                                                      4,674,453
                                                                                                                ---------------
FINLAND: 1.17%
      85,800   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,256,614
      51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             1,035,520
      82,700   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,098,676
                                                                                                                      3,390,810
                                                                                                                ---------------
FRANCE: 8.87%
         730   ARKEMA (OIL & GAS EXTRACTION)                                                                             17,102
      64,300   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               4,171,927
      65,600   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     2,192,556
      17,400   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                991,158
      74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             930,148
     102,800   FRANCE TELECOM SA (COMMUNICATIONS)                                                                     2,330,497
      31,800   LAGARDERE SCA (COMMUNICATIONS)                                                                         1,055,940
      45,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                 1,206,481
      92,500   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)<<                                                1,219,786
      88,300   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        5,186,540
      28,600   SCOR REGROUPE (INSURANCE CARRIERS)                                                                       586,179
       4,300   SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                             87,856
      17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               960,083
      58,900   TOTAL SA (OIL & GAS EXTRACTION)                                                                        3,179,541
      68,000   VIVENDI SA (COMMUNICATIONS)                                                                            1,625,044
                                                                                                                     25,740,838
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
GERMANY: 8.15%
      81,700   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                            $     3,247,003
      35,000   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           1,317,846
      61,100   DAIMLER AG (TRANSPORTATION EQUIPMENT)<<                                                                2,209,725
      20,100   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             1,217,990
     122,200   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          1,530,864
     145,400   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            5,144,267
      31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     1,146,360
      33,700   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                187,687
      22,800   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                     3,076,655
      25,900   NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                      749,935
      19,000   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,495,041
      93,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             2,327,795
                                                                                                                     23,651,168
                                                                                                                ---------------
HONG KONG: 2.04%
   2,260,000   CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                              1,326,830
     439,500   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                             908,483
   1,674,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                         2,103,480
     371,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                           1,586,654
                                                                                                                      5,925,447
                                                                                                                ---------------
IRELAND: 0.44%
      79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                         191,344
     225,000   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                531,859
     111,500   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          567,175
                                                                                                                      1,290,378
                                                                                                                ---------------
ITALY: 2.85%
     396,900   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                         1,932,078
     152,900   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      3,614,277
     175,000   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                563,423
     166,200   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)<<                                             2,161,348
                                                                                                                      8,271,126
                                                                                                                ---------------
JAPAN: 23.23%
     240,000   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        2,299,476
      36,900   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 483,777
      96,400   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                      525,354
     206,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         1,280,884
     244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  1,243,619
      72,900   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             2,588,031
     315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
               DEALERS)                                                                                               1,255,618
     293,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           1,919,167
     161,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         548,170
     294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        823,461
      72,500   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                    1,422,380
     171,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   694,047
      57,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                         782,830
      90,100   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)                                                                                             1,544,144
      36,100   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   996,792
      40,300   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                   1,359,579
     225,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       1,604,557
         400   KDDI CORPORATION (COMMUNICATIONS)                                                                      2,125,915
     319,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                               1,417,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
JAPAN (continued)
      81,200   MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                       $     1,989,225
      64,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             1,189,711
      97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                               1,153,911
     502,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                1,302,746
     131,300   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                   1,444,729
      55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                            861,867
     213,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                              970,644
     406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                             2,118,264
     303,300   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          1,794,581
      88,600   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              3,605,253
     273,800   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,665,509
       1,300   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               1,905,434
      75,200   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                             1,088,950
      27,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
               SIMILAR MATERIALS)                                                                                       174,329
     111,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                             1,434,525
      40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                      942,544
     337,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                             1,332,818
     384,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
               DEALERS)                                                                                               1,375,201
      13,000   SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                              108,361
      94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                           1,002,533
     678,000   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                        1,492,043
     147,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          740,074
     321,800   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     3,280,299
     118,400   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       1,334,742
      88,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    3,462,002
      64,200   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                              351,872
      62,000   THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         325,012
     234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                      954,606
      47,600   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              1,813,380
      90,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               770,748
     142,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           555,707
                                                                                                                     67,456,684
                                                                                                                ---------------
NETHERLANDS: 1.99%
     151,800   AEGON NV (INSURANCE CARRIERS)                                                                            933,377
      82,761   CSM (FOOD & KINDRED PRODUCTS)                                                                          1,221,396
     104,100   ING GROEP NV (FINANCIAL SERVICES)                                                                      1,047,382
      52,700   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                       1,650,872
      37,100   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                  926,420
                                                                                                                      5,779,447
                                                                                                                ---------------
NORWAY: 1.46%
     170,500   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                   1,358,930
     177,600   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                  1,353,374
      63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   326,400
      61,700   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                             1,214,779
                                                                                                                      4,253,483
                                                                                                                ---------------
PORTUGAL: 1.11%
     169,400   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                        912,554

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
PORTUGAL (continued)
     237,800   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                        $     2,325,525
                                                                                                                      3,238,079
                                                                                                                ---------------
SINGAPORE: 1.19%
   6,279,000   GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)<<                                                1,647,349
     606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                        640,659
     126,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   1,157,001
                                                                                                                      3,445,009
                                                                                                                ---------------
SPAIN: 5.23%
     235,999   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           2,959,795
     125,000   BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                                  1,288,000
     468,500   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           5,625,970
     153,800   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   3,439,210
      82,400   TELEFONICA SA (COMMUNICATIONS)                                                                         1,863,401
                                                                                                                     15,176,376
                                                                                                                ---------------
SWEDEN: 1.97%
      58,700   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)<<                                                                                             819,859
     121,000   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)<<                                                               958,320
      74,800   SAAB AB (TRANSPORTATION EQUIPMENT)<<                                                                     572,054
     149,500   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                 1,569,676
      88,210   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                             1,666,519
      22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    129,206
                                                                                                                      5,715,634
                                                                                                                ---------------
SWITZERLAND: 7.57%
      36,000   ADECCO SA (BUSINESS SERVICES)                                                                          1,499,572
      34,200   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               2,538,521
     209,944   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,325,494
      87,400   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               3,989,729
       3,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                             632,359
      76,700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,108,801
       3,700   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          619,760
      36,900   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 1,220,548
      10,000   SWISSCOM AG (COMMUNICATIONS)                                                                           3,069,348
       2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           361,511
       7,800   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 764,530
      16,100   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                      2,836,077
                                                                                                                     21,966,250
                                                                                                                ---------------
UNITED KINGDOM: 19.01%
     190,400   AMLIN PLC (INSURANCE CARRIERS)                                                                           946,785
     125,700   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                          5,522,628
     220,500   AVIVA PLC (INSURANCE CARRIERS)                                                                         1,238,846
     822,900   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                 3,831,346
     828,400   BP PLC (OIL & GAS EXTRACTION)                                                                          6,511,846
     332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                       1,031,273
   1,507,700   BT GROUP PLC (COMMUNICATIONS)                                                                          2,517,670
     533,000   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       1,955,465
     181,087   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,307,885
     390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   426,682
     569,500   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                     1,161,805
     126,800   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      2,229,008
      48,200   GO-AHEAD GROUP PLC (TRANSPORTATION SERVICES)                                                             945,238

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
UNITED KINGDOM (continued)
     184,200   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                        $     1,172,028
     381,000   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       1,954,112
     799,948   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           920,329
     814,400   LOGICACMG PLC (BUSINESS SERVICES)                                                                      1,058,480
     539,900   MARSTON'S PLC (EATING & DRINKING PLACES)                                                               1,054,787
     237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             202,840
   1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    1,495,494
     315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                        190,513
     443,900   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            877,824
     261,478   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               166,222
     264,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   6,627,908
      23,500   SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                               213,222
     319,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              1,676,261
     389,400   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                        1,316,515
     745,400   TOMKINS PLC (BUSINESS SERVICES)                                                                        1,814,968
   1,698,900   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    3,275,770
     223,600   WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                   1,538,600
                                                                                                                     55,182,350
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $392,113,445)                                                                             277,047,291
                                                                                                                ---------------

                                                                                  EXPIRATION
                                                                                    DATE
                                                                                -------------
RIGHTS: 0.05%
      99,600   FORTIS RIGHTS (DEPOSITORY INSTITUTIONS) +(A)                        07/01/2014                                 0
   1,067,430   GOLDEN AGRI RIGHTS (FOOD PROCESSING)+(A)                            07/16/2009                           147,394
TOTAL RIGHTS (COST $0)                                                                                                  147,394
                                                                                                                ---------------
WARRANTS: 0.01%
     166,200   UNIONE DI BANCHE ITALIANE SCPA (MEMBERSHIP ORGANIZATIONS)+          06/30/2011                            12,824
TOTAL WARRANTS (COST $0)                                                                                                 12,824
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 1.99%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.99%
   5,646,081  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                               5,646,081
     176,180  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                                 140,944
                                                                                                                      5,787,025
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,822,261)                                                             5,787,025
                                                                                                                ---------------
SHORT-TERM INVESTMENTS: 3.68%
  10,687,533   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          10,687,533
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,687,533)                                                                      10,687,533
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $408,623,239)*                             101.16%                                                     $   293,682,067
OTHER ASSETS AND LIABILITIES, NET                    (1.16)                                                          (3,366,338)
                                                    ------                                                      ---------------
TOTAL NET ASSETS                                    100.00%                                                     $   290,315,729
                                                    ======                                                      ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,687,533

* COST FOR FEDERAL INCOME TAX PURPOSES IS $408,740,738 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $   7,448,272
GROSS UNREALIZED DEPRECIATION                 (122,506,943)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(115,058,671)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 98.44%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.38%
      24,840   POLO RALPH LAUREN CORPORATION                                                                    $     1,329,934
                                                                                                                ---------------
BIOPHARMACEUTICALS: 1.33%
      27,350   GILEAD SCIENCES INCORPORATED+                                                                          1,281,074
                                                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.10%
       2,110   NVR INCORPORATED<<+                                                                                    1,060,043
                                                                                                                ---------------
BUSINESS SERVICES: 8.88%
      27,940   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   990,194
      32,180   BMC SOFTWARE INCORPORATED+                                                                             1,087,362
      70,590   CA INCORPORATED                                                                                        1,230,384
      42,810   INTUIT INCORPORATED+                                                                                   1,205,530
      42,450   LENDER PROCESSING SERVICES INCORPORATED                                                                1,178,837
      79,770   ORACLE CORPORATION                                                                                     1,708,673
      73,620   SYMANTEC CORPORATION<<+                                                                                1,145,527
                                                                                                                      8,546,507
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 7.72%
      34,030   ABBOTT LABORATORIES                                                                                    1,600,771
      15,620   CF INDUSTRIES HOLDINGS INCORPORATED                                                                    1,158,067
      21,790   CLOROX COMPANY                                                                                         1,216,536
      33,620   ELI LILLY & COMPANY                                                                                    1,164,597
      34,240   HOSPIRA INCORPORATED+                                                                                  1,318,925
      18,890   PROCTER & GAMBLE COMPANY                                                                                 965,279
                                                                                                                      7,424,175
                                                                                                                ---------------
COAL MINING: 1.15%
      36,560   PEABODY ENERGY CORPORATION                                                                             1,102,650
                                                                                                                ---------------
COMMUNICATIONS: 2.43%
      40,070   AMERICAN TOWER CORPORATION CLASS A+                                                                    1,263,407
      74,030   COMCAST CORPORATION CLASS A                                                                            1,072,695
                                                                                                                      2,336,102
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 1.02%
      18,240   NORTHERN TRUST CORPORATION                                                                               979,123
                                                                                                                ---------------
E-COMMERCE/SERVICES: 3.65%
      15,040   AMAZON.COM INCORPORATED<<+                                                                             1,258,246
      63,940   EBAY INCORPORATED+                                                                                     1,095,292
      10,400   PRICELINE.COM INCORPORATED<<+                                                                          1,160,120
                                                                                                                      3,513,658
                                                                                                                ---------------
EATING & DRINKING PLACES: 1.45%
      24,300   MCDONALD'S CORPORATION                                                                                 1,397,007
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.09%
      20,450   EXELON CORPORATION                                                                                     1,047,245
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.06%
      70,470   ALTERA CORPORATION                                                                                     1,147,252
      47,130   BROADCOM CORPORATION CLASS A+                                                                          1,168,353
     112,080   CISCO SYSTEMS INCORPORATED+                                                                            2,089,171
      34,340   COOPER INDUSTRIES LIMITED CLASS A                                                                      1,066,257

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      99,140   MARVELL TECHNOLOGY GROUP LIMITED+                                                                $     1,153,990
      57,270   NETAPP INCORPORATED<<+                                                                                 1,129,364
      32,560   QUALCOMM INCORPORATED                                                                                  1,471,712
      57,210   TEXAS INSTRUMENTS INCORPORATED                                                                         1,218,573
      56,860   XILINX INCORPORATED                                                                                    1,163,356
                                                                                                                     11,608,028
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.39%
      26,150   FLUOR CORPORATION                                                                                      1,341,234
                                                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.33%
      49,040   CROWN HOLDINGS INCORPORATED                                                                            1,183,826
      38,440   SHAW GROUP INCORPORATED+                                                                               1,053,640
                                                                                                                      2,237,466
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 2.30%
      19,370   GENERAL MILLS INCORPORATED                                                                             1,085,107
      36,520   HANSEN NATURAL CORPORATION+                                                                            1,125,546
                                                                                                                      2,210,653
                                                                                                                ---------------
FOOD STORES: 2.19%
      43,340   KROGER COMPANY<<                                                                                         955,647
      83,170   STARBUCKS CORPORATION+                                                                                 1,155,231
                                                                                                                      2,110,878
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 3.16%
      38,810   TJX COMPANIES INCORPORATED                                                                             1,220,963
      37,470   WAL-MART STORES INCORPORATED                                                                           1,815,047
                                                                                                                      3,036,010
                                                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.16%
      33,200   BEST BUY COMPANY INCORPORATED                                                                          1,111,868
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 11.45%
      17,740   APPLE INCORPORATED+                                                                                    2,526,708
      38,550   CAMERON INTERNATIONAL CORPORATION<<+                                                                   1,090,965
      96,140   EMC CORPORATION+                                                                                       1,259,434
      51,820   HEWLETT-PACKARD COMPANY                                                                                2,002,843
      17,770   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,855,543
           0   JOHN BEAN TECHNOLOGIES CORPORATION                                                                             2
      30,140   JOY GLOBAL INCORPORATED                                                                                1,076,601
      36,920   NATIONAL OILWELL VARCO INCORPORATED+                                                                   1,205,807
                                                                                                                     11,017,903
                                                                                                                ---------------
INSURANCE CARRIERS: 1.13%
      29,200   PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,086,824
                                                                                                                ---------------
LEATHER & LEATHER PRODUCTS: 1.31%
      46,780   COACH INCORPORATED                                                                                     1,257,446
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.17%
     111,320   BOSTON SCIENTIFIC CORPORATION+                                                                         1,128,785
      13,490   C.R. BARD INCORPORATED                                                                                 1,004,331
      18,840   DANAHER CORPORATION                                                                                    1,163,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      16,510   MILLIPORE CORPORATION+                                                                           $     1,159,167
      20,390   QUEST DIAGNOSTICS INCORPORATED                                                                         1,150,608
      24,780   RAYTHEON COMPANY                                                                                       1,100,975
      22,470   WATERS CORPORATION+                                                                                    1,156,531
                                                                                                                      7,863,579
                                                                                                                ---------------
MEDICAL MANAGEMENT SERVICES: 2.49%
      18,090   EXPRESS SCRIPTS INCORPORATED+                                                                          1,243,688
      25,320   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   1,154,845
                                                                                                                      2,398,533
                                                                                                                ---------------
METAL MINING: 1.13%
      44,390   CLIFFS NATURAL RESOURCES INCORPORATED                                                                  1,086,223
                                                                                                                ---------------
OIL & GAS EXTRACTION: 1.54%
      22,510   OCCIDENTAL PETROLEUM CORPORATION                                                                       1,481,383
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.42%
      19,520   EXXON MOBIL CORPORATION                                                                                1,364,643
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.08%
      34,360   MCGRAW-HILL COMPANIES INCORPORATED                                                                     1,034,580
                                                                                                                ---------------
RAILROAD TRANSPORTATION: 1.09%
      27,960   NORFOLK SOUTHERN CORPORATION                                                                           1,053,253
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.99%
       7,590   BLACKROCK INCORPORATED                                                                                 1,331,438
       4,290   CME GROUP INCORPORATED                                                                                 1,334,662
      35,400   MORGAN STANLEY                                                                                         1,009,254
      64,360   TD AMERITRADE HOLDING CORPORATION+                                                                     1,128,874
                                                                                                                      4,804,228
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.21%
      25,030   GOODRICH CORPORATION<<                                                                                 1,250,749
      40,160   JOHNSON CONTROLS INCORPORATED                                                                            872,275
                                                                                                                      2,123,024
                                                                                                                ---------------
TRANSPORTATION SERVICES: 1.18%
      34,190   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                    1,139,895
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.20%
      20,570   NIKE INCORPORATED CLASS B                                                                              1,065,115
      46,950   SYSCO CORPORATION                                                                                      1,055,436
                                                                                                                      2,120,551
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.26%
      14,790   W.W. GRAINGER INCORPORATED                                                                             1,211,002
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $95,584,987)                                                                               94,716,722
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 7.86%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.36%
     328,028   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                         328,028

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
     328,028   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                     $       328,028
     328,028   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                               328,028
     328,028   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    328,028
                                                                                                                      1,312,112
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.50%
$    131,211   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                          0.32%         07/01/2009            131,211
      36,083   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.60          07/02/2009             36,082
       6,561   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.60          07/06/2009              6,560
      85,287   ALPINE SECURITIZATION CORPORATION++(P)                               0.27          07/07/2009             85,283
     134,491   AMSTEL FUNDING CORPORATION++(P)                                      1.50          07/01/2009            134,491
      72,166   ANTALIS US FUNDING CORPORATION++(P)                                  0.28          07/06/2009             72,163
      32,803   ANTALIS US FUNDING CORPORATION++(P)                                  0.35          07/24/2009             32,795
      19,682   ASB FINANCE LIMITED (LONDON)++                                       0.30          07/08/2009             19,681
      98,408   ASB FINANCE LIMITED (LONDON)++                                       0.30          07/22/2009             98,391
     114,810   ATLANTIS ONE FUNDING CORPORATION++                                   0.30          07/20/2009            114,792
      88,567   BANK OF IRELAND                                                      0.40          07/01/2009             88,567
      55,765   BANK OF IRELAND                                                      0.60          07/02/2009             55,765
     104,969   BNP PARIBAS (PARIS)                                                  0.25          07/01/2009            104,969
      36,083   BNP PARIBAS (PARIS)                                                  0.26          07/01/2009             36,083
     137,772   BRYANT BANK FUNDING LLC++(P)                                         0.29          07/15/2009            137,756
      13,121   CALCASIEU PARISH LA+/-SS                                             0.75          12/01/2027             13,121
      18,042   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS          0.60          06/01/2028             18,042
      98,408   CALYON (GRAND CAYMAN)                                                0.25          07/01/2009             98,408
     114,810   CANCARA ASSET SECURITIZATION LIMITED++                               0.35          07/22/2009            114,786
     163,698   CHEYNE FINANCE LLC+++/-####(A)(I)                                    0.00          02/25/2008              2,701
     126,030   CHEYNE FINANCE LLC+++/-####(A)(I)                                    0.00          05/19/2008              2,080
       8,685   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                            1.00          10/01/2038              8,685
      26,242   COOK COUNTY IL+/-SS                                                  0.90          11/01/2030             26,242
     386,417   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $386,418)                                                            0.10          07/01/2009            386,417
     134,491   DANSKE BANK A/S COPENHAGEN                                           0.30          07/01/2009            134,491
      59,045   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                         1.50          12/15/2037             59,045
      78,727   DEXIA BANK (GRAND CAYMAN)                                            0.25          07/01/2009             78,727
      65,606   DEXIA DELAWARE LLC                                                   0.36          07/06/2009             65,602
     114,810   E.ON AG++                                                            0.34          07/21/2009            114,788
      52,484   EBBETS FUNDING LLC(P)                                                0.45          07/01/2009             52,484
      29,522   EBBETS FUNDING LLC(P)                                                0.50          07/01/2009             29,522
      19,682   ELYSIAN FUNDING LLC++(P)                                             0.50          07/01/2009             19,682
      29,522   ELYSIAN FUNDING LLC++(P)                                             0.50          07/07/2009             29,520
     147,612   FORTIS FUNDING LLC++                                                 0.24          07/01/2009            147,612
      32,803   GDF SUEZ++                                                           0.32          07/07/2009             32,801
      98,408   GEMINI SECURITIZATION INCORPORATED++(P)                              0.27          07/07/2009             98,404
      66,718   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $66,718)                  0.05          07/01/2009             66,718
     134,491   GOVCO INCORPORATED++(P)                                              0.15          07/01/2009            134,491
      16,401   GRAMPIAN FUNDING LLC++(P)                                            0.42          07/02/2009             16,401
      11,481   GRAMPIAN FUNDING LLC++(P)                                            0.45          07/06/2009             11,480
      44,284   GRAMPIAN FUNDING LLC++(P)                                            0.45          07/07/2009             44,280
     586,810   GRYPHON FUNDING LIMITED(A)(I)                                        0.00          08/23/2009            180,796
       5,412   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                0.80          11/01/2042              5,412
      49,204   HOUSTON TX UTILITY SYSTEM+/-SS                                       0.40          05/15/2034             49,204
      16,401   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS               0.32          07/01/2029             16,401
       6,561   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS              0.47          01/01/2018              6,561
      11,481   IRISH LIFE & PERMANENT PLC++                                         0.60          07/02/2009             11,481
       4,920   IRISH LIFE & PERMANENT PLC++                                         0.60          07/06/2009              4,920
      22,962   IRISH LIFE & PERMANENT PLC++                                         0.60          07/07/2009             22,960
     289,806   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $289,807)                 0.08          07/01/2009            289,806

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      9,841   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                               0.47%         04/15/2025    $         9,841
     141,052   KBC BANK NV BRUSSELS                                                 0.35          07/01/2009            141,052
      45,924   LIBERTY STREET FUNDING CORPORATION++(P)                              0.29          07/27/2009             45,914
     101,961   LIBERTY STREET FUNDING CORPORATION++(P)                              0.30          07/20/2009            101,945
      32,803   LMA AMERICAS LLC++(P)                                                0.33          07/21/2009             32,797
      39,363   LMA AMERICAS LLC++(P)                                                0.33          07/28/2009             39,354
     109,069   MASSACHUSETTS HEFA+/-SS                                              0.25          10/01/2034            109,069
      82,007   MATCHPOINT MASTER TRUST++(P)                                         0.28          07/24/2009             81,992
      14,105   MISSISSIPPI STATE GO+/-SS                                            1.00          11/01/2028             14,105
      65,606   MONT BLANC CAPITAL CORPORATION++(P)                                  0.32          07/10/2009             65,600
      13,121   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                            0.32          02/01/2036             13,121
     127,931   NATIXIS                                                              0.13          07/01/2009            127,931
       6,561   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                             2.75          01/01/2018              6,561
     108,249   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                         0.32          07/20/2009            108,231
      21,322   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                             0.37          01/01/2034             21,322
     141,052   REGENCY MARKETS #1 LLC++(P)                                          0.35          07/02/2009            141,051
     114,810   ROMULUS FUNDING CORPORATION++(P)                                     0.95          07/24/2009            114,740
      82,007   SCALDIS CAPITAL LIMITED++(P)                                         0.45          07/01/2009             82,007
      82,007   SCALDIS CAPITAL LIMITED++(P)                                         0.45          07/06/2009             82,002
     114,810   SHEFFIELD RECEIVABLES CORPORATION++(P)                               0.29          07/30/2009            114,783
     129,571   SOCIETE GENERALE BANNON LLC                                          0.25          07/07/2009            129,571
      98,408   STARBIRD FUNDING CORPORATION++(P)                                    0.33          07/17/2009             98,394
      42,667   STRAIGHT-A FUNDING LLC++(P)                                          0.27          07/23/2009             42,660
      91,848   SURREY FUNDING CORPORATION++(P)                                      0.32          07/15/2009             91,836
      75,469   TICONDEROGA MASTER FUNDING LIMITED++(P)                              0.30          07/27/2009             75,453
      50,477   TULIP FUNDING CORPORATION++(P)                                       0.31          07/20/2009             50,469
      29,522   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                    0.40          07/01/2032             29,522
     127,931   UBS AG (STAMFORD CT)                                                 0.28          07/31/2009            127,931
     127,931   UNICREDITO ITALIANO (NEW YORK)                                       0.44          08/03/2009            127,931
       9,841   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                    0.43          12/15/2040              9,841
      32,803   VERSAILLES CDS LLC++(P)                                              0.50          07/01/2009             32,803
      11,481   VERSAILLES CDS LLC++(P)                                              0.50          07/07/2009             11,480
     214,025   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.31          07/28/2008             94,171
     124,285   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.34          08/07/2008             54,685
     152,040   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.60          04/03/2008             66,897
     246,764   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.61          02/15/2008            108,576
      98,408   WESTPAC SECURITIES NZ LIMITED++                                      0.28          07/20/2009             98,392
                                                                                                                      6,252,690
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,875,071)                                                             7,564,802
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.75%
   1,677,671   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,677,671
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,677,671)                                                                        1,677,671
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $105,137,729)*                                                   108.05%                                  $   103,959,195
OTHER ASSETS AND LIABILITIES, NET                                       (8.05)                                       (7,744,852)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $    96,214,343
                                                                       ======                                   ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,677,671.

(P)  ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $142,994,169 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  5,018,173
GROSS UNREALIZED DEPRECIATION                 (44,053,147)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(39,034,974)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.77%
APPAREL & ACCESSORY STORES: 1.76%
     361,800   KOHL'S CORPORATION+                                                                              $    15,466,950
                                                                                                                ---------------
BIOPHARMACEUTICALS: 3.30%
     519,640   GENZYME CORPORATION+                                                                                  28,928,359
                                                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.85%
     582,200   FASTENAL COMPANY<<                                                                                    19,311,574
   1,196,200   LOWE'S COMPANIES INCORPORATED                                                                         23,218,242
                                                                                                                     42,529,816
                                                                                                                ---------------
BUSINESS SERVICES: 10.55%
     378,600   AUTOMATIC DATA PROCESSING INCORPORATED                                                                13,417,584
     212,900   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                               10,617,323
   2,431,798   MICROSOFT CORPORATION                                                                                 57,803,838
     173,300   VISA INCORPORATED CLASS A SHARES                                                                      10,789,658
                                                                                                                     92,628,403
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 2.72%
     451,000   AMGEN INCORPORATED+                                                                                   23,875,940
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 1.04%
     558,300   WESTERN UNION COMPANY                                                                                  9,156,120
                                                                                                                ---------------
E-COMMERCE/SERVICES: 4.64%
     354,700   AMAZON.COM INCORPORATED+<<                                                                            29,674,202
     642,570   EBAY INCORPORATED+                                                                                    11,007,224
                                                                                                                     40,681,426
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.54%
   2,757,143   CISCO SYSTEMS INCORPORATED+<<                                                                         51,393,146
     580,100   LINEAR TECHNOLOGY CORPORATION<<                                                                       13,545,335
   1,203,200   NOKIA OYJ ADR                                                                                         17,542,656
     804,700   QUALCOMM INCORPORATED                                                                                 36,372,440
                                                                                                                    118,853,577
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.57%
   1,242,400   PAYCHEX INCORPORATED<<                                                                                31,308,480
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 6.25%
     939,760   TARGET CORPORATION<<                                                                                  37,092,327
     367,000   WAL-MART STORES INCORPORATED                                                                          17,777,480
                                                                                                                     54,869,807
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.57%
     269,300   APPLE INCORPORATED+<<                                                                                 38,356,399
     984,100   EMC CORPORATION+                                                                                      12,891,710
   1,978,570   INTEL CORPORATION                                                                                     32,745,334
                                                                                                                     83,993,443
                                                                                                                ---------------
INFORMATION, BUSINESS SERVICES: 6.19%
     128,900   GOOGLE INCORPORATED CLASS A+<<                                                                        54,342,951
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.85%
     969,210   MEDTRONIC INCORPORATED                                                                           $    33,815,737
                                                                                                                ---------------
PERSONAL SERVICES: 0.95%
     365,450   CINTAS CORPORATION                                                                                     8,346,878
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.14%
   2,960,337   CHARLES SCHWAB CORPORATION                                                                            51,924,311
      48,700   CME GROUP INCORPORATED                                                                                15,151,057
     334,100   FRANKLIN RESOURCES INCORPORATED                                                                       24,058,541
     524,090   GOLDMAN SACHS GROUP INCORPORATED                                                                      77,271,830
     621,700   T. ROWE PRICE GROUP INCORPORATED                                                                      25,906,239
                                                                                                                    194,311,978
                                                                                                                ---------------
TRANSPORTATION SERVICES: 4.85%
     428,200   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                  22,330,630
     606,000   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                   20,204,039
                                                                                                                     42,534,669
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $950,812,857)                                                                             875,644,534
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 10.62%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.92%
   4,208,214   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       4,208,214
   4,208,214   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           4,208,214
   4,208,214   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             4,208,214
   4,208,214   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  4,208,214
                                                                                                                     16,832,856
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.70%
   1,683,285   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                          0.32%         07/01/2009          1,683,285
     462,904   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.60          07/02/2009            462,896
      84,164   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.60          07/06/2009             84,157
   1,094,136   ALPINE SECURITIZATION CORPORATION++(P)                               0.27          07/07/2009          1,094,086
   1,725,368   AMSTEL FUNDING CORPORATION++(P)                                      1.50          07/01/2009          1,725,368
     925,807   ANTALIS US FUNDING CORPORATION++(P)                                  0.28          07/06/2009            925,771
     420,821   ANTALIS US FUNDING CORPORATION++(P)                                  0.35          07/24/2009            420,727
     252,493   ASB FINANCE LIMITED (LONDON)++                                       0.30          07/08/2009            252,478
   1,262,464   ASB FINANCE LIMITED (LONDON)++                                       0.30          07/22/2009          1,262,243
   1,472,875   ATLANTIS ONE FUNDING CORPORATION++                                   0.30          07/20/2009          1,472,642
   1,136,218   BANK OF IRELAND                                                      0.40          07/01/2009          1,136,218
     715,396   BANK OF IRELAND                                                      0.60          07/02/2009            715,396
   1,346,628   BNP PARIBAS (PARIS)                                                  0.25          07/01/2009          1,346,628
     462,904   BNP PARIBAS (PARIS)                                                  0.26          07/01/2009            462,904
   1,767,450   BRYANT BANK FUNDING LLC++(P)                                         0.29          07/15/2009          1,767,250
     168,329   CALCASIEU PARISH LA+/-SS                                             0.75          12/01/2027            168,329
     231,452   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS          0.60          06/01/2028            231,452
   1,262,464   CALYON (GRAND CAYMAN)                                                0.25          07/01/2009          1,262,464
   1,472,875   CANCARA ASSET SECURITIZATION LIMITED++                               0.35          07/22/2009          1,472,574
     866,038   CHEYNE FINANCE LLC+++/-####(A)(I)                                    0.00          02/25/2008             14,290
     666,761   CHEYNE FINANCE LLC+++/-####(A)(I)                                    0.00          05/19/2008             11,002
     111,412   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                            1.00          10/01/2038            111,412
     336,657   COOK COUNTY IL+/-SS                                                  0.90          11/01/2030            336,657
   4,957,276   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $4,957,277)                                                          0.10          07/01/2009          4,957,276
   1,725,368   DANSKE BANK A/S COPENHAGEN                                           0.30          07/01/2009          1,725,368

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

PRINCIPAL      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    757,478   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                         1.50%         12/15/2037    $       757,478
   1,009,971   DEXIA BANK (GRAND CAYMAN)                                            0.25          07/01/2009          1,009,971
     841,643   DEXIA DELAWARE LLC                                                   0.36          07/06/2009            841,601
   1,472,875   E.ON AG++                                                            0.34          07/21/2009          1,472,597
     673,314   EBBETS FUNDING LLC                                                   0.45          07/01/2009            673,314
     378,739   EBBETS FUNDING LLC                                                   0.50          07/01/2009            378,739
     252,493   ELYSIAN FUNDING LLC++(P)                                             0.50          07/01/2009            252,493
     378,739   ELYSIAN FUNDING LLC++(P)                                             0.50          07/07/2009            378,708
   1,893,696   FORTIS FUNDING LLC++                                                 0.24          07/01/2009          1,893,696
     420,821   GDF SUEZ++                                                           0.32          07/07/2009            420,799
   1,262,464   GEMINI SECURITIZATION INCORPORATED++                                 0.27          07/07/2009          1,262,407
     855,909   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $855,910)                 0.05          07/01/2009            855,909
   1,725,368   GOVCO INCORPORATED++(P)                                              0.15          07/01/2009          1,725,368
     210,411   GRAMPIAN FUNDING LLC++(P)                                            0.42          07/02/2009            210,408
     147,287   GRAMPIAN FUNDING LLC++(P)                                            0.45          07/06/2009            147,278
     568,109   GRAMPIAN FUNDING LLC++(P)                                            0.45          07/07/2009            568,066
   3,104,506   GRYPHON FUNDING LIMITED(A)(I)                                        0.00          08/23/2009            956,498
      69,436   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                0.80          11/01/2042             69,436
     631,232   HOUSTON TX UTILITY SYSTEM+/-SS                                       0.40          05/15/2034            631,232
     210,411   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS               0.32          07/01/2029            210,411
      84,164   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS              0.47          01/01/2018             84,164
     147,287   IRISH LIFE & PERMANENT PLC++                                         0.60          07/02/2009            147,285
      63,123   IRISH LIFE & PERMANENT PLC++                                         0.60          07/06/2009             63,118
     294,575   IRISH LIFE & PERMANENT PLC++                                         0.60          07/07/2009            294,546
   3,717,873   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,717,881)               0.08          07/01/2009          3,717,873
     126,246   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                               0.47          04/15/2025            126,246
   1,809,532   KBC BANK NV BRUSSELS                                                 0.35          07/01/2009          1,809,532
     589,150   LIBERTY STREET FUNDING CORPORATION++(P)                              0.29          07/27/2009            589,027
   1,308,039   LIBERTY STREET FUNDING CORPORATION++                                 0.30          07/20/2009          1,307,832
     420,821   LMA AMERICAS LLC++                                                   0.33          07/21/2009            420,744
     504,986   LMA AMERICAS LLC++                                                   0.33          07/28/2009            504,861
   1,399,231   MASSACHUSETTS HEFA+/-SS                                              0.25          10/01/2034          1,399,231
   1,052,053   MATCHPOINT MASTER TRUST++(P)                                         0.28          07/24/2009          1,051,865
     180,953   MISSISSIPPI STATE GO+/-SS                                            1.00          11/01/2028            180,953
     841,643   MONT BLANC CAPITAL CORPORATION++                                     0.32          07/10/2009            841,575
     168,329   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                            0.32          02/01/2036            168,329
   1,641,203   NATIXIS                                                              0.13          07/01/2009          1,641,203
      84,164   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                             2.75          01/01/2018             84,164
   1,388,711   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            0.32          07/20/2009          1,388,476
     273,534   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                             0.37          01/01/2034            273,534
   1,809,532   REGENCY MARKETS #1 LLC++(P)                                          0.35          07/02/2009          1,809,514
   1,472,875   ROMULUS FUNDING CORPORATION++                                        0.95          07/24/2009          1,471,981
   1,052,053   SCALDIS CAPITAL LIMITED++(P)                                         0.45          07/01/2009          1,052,053
   1,052,053   SCALDIS CAPITAL LIMITED++(P)                                         0.45          07/06/2009          1,051,988
   1,472,875   SHEFFIELD RECEIVABLES CORPORATION++(P)                               0.29          07/30/2009          1,472,531
   1,662,244   SOCIETE GENERALE BANNON LLC                                          0.25          07/07/2009          1,662,244
   1,262,464   STARBIRD FUNDING CORPORATION++                                       0.33          07/17/2009          1,262,279
     547,362   STRAIGHT-A FUNDING LLC++(P)                                          0.27          07/23/2009            547,272
   1,178,300   SURREY FUNDING CORPORATION++                                         0.32          07/15/2009          1,178,153
     968,184   TICONDEROGA MASTER FUNDING LIMITED++(P)                              0.30          07/27/2009            967,974
     647,560   TULIP FUNDING CORPORATION++                                          0.31          07/20/2009            647,454
     378,739   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                    0.40          07/01/2032            378,739
   1,641,203   UBS AG (STAMFORD CT)                                                 0.28          07/31/2009          1,641,203
   1,641,203   UNICREDITO ITALIANO (NEW YORK)                                       0.44          08/03/2009          1,641,203
     126,246   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                    0.43          12/15/2040            126,246
     420,821   VERSAILLES CDS LLC++(P)                                              0.50          07/01/2009            420,821
     147,287   VERSAILLES CDS LLC++(P)                                              0.50          07/07/2009            147,275
   1,132,293   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.31          07/28/2008            498,209
     657,526   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.34          08/07/2008            289,312
     804,362   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.60          04/03/2008            353,920
   1,305,502   VICTORIA FINANCE LLC+++/-####(A)(I)                                  0.61          02/15/2008            574,421

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,262,464   WESTPAC SECURITIES NZ LIMITED++                                      0.28%         07/20/2009    $     1,262,275
                                                                                                                     76,370,907
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $97,517,518)                                                           93,203,763
                                                                                                                ---------------
SHORT-TERM INVESTMENTS: 0.42%
   3,684,468  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            3,684,468
TOTAL SHORT-TERM INVESTMENTS (COST $3,684,468)                                                                        3,684,468
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,052,014,843)*                                                 110.81%                                  $   972,532,765
OTHER ASSETS AND LIABILITIES, NET                                      (10.81)                                      (94,859,038)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $   877,673,727
                                                                       ======                                   ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,684,468.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,089,871,283 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  69,884,403
GROSS UNREALIZED DEPRECIATION                 (187,222,921)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(117,338,518)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.42%
AMUSEMENT & RECREATION SERVICES: 0.12%
      14,813   MULTIMEDIA GAMES INCORPORATED<<+                                                                 $        73,472
      25,647   TICKETMASTER<<+                                                                                          164,654
                                                                                                                        238,126
                                                                                                                ---------------
APPAREL & ACCESSORY STORES: 2.03%
      36,230   CARTER'S INCORPORATED+                                                                                   891,620
      13,422   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                    172,875
      15,444   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                             408,185
      22,922   CHRISTOPHER & BANKS CORPORATION                                                                          153,807
      28,808   DRESS BARN INCORPORATED<<+                                                                               411,954
      35,086   FINISH LINE INCORPORATED CLASS A                                                                         260,338
      28,129   HOT TOPIC INCORPORATED+                                                                                  205,623
      11,689   JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                   402,803
      24,237   STAGE STORES INCORPORATED                                                                                269,031
      15,041   THE BUCKLE INCORPORATED<<                                                                                477,853
      18,784   THE CATO CORPORATION CLASS A                                                                             327,593
      15,863   TWEEN BRANDS INCORPORATED+                                                                               105,965
      13,100   ZUMIEZ INCORPORATED<<+                                                                                   104,931
                                                                                                                      4,192,578
                                                                                                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.84%
      18,617   GYMBOREE CORPORATION<<+                                                                                  660,531
      60,765   LIZ CLAIBORNE INCORPORATED<<                                                                             175,003
      12,291   MAIDENFORM BRANDS INCORPORATED+                                                                          140,978
      81,383   QUIKSILVER INCORPORATED+                                                                                 150,559
      21,289   SKECHERS U.S.A. INCORPORATED CLASS A<<+                                                                  207,994
      12,145   TRUE RELIGION APPAREL INCORPORATED<<+                                                                    270,834
      10,125   VOLCOM INCORPORATED<<+                                                                                   126,563
                                                                                                                      1,732,462
                                                                                                                ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.16%
      10,898   LITHIA MOTORS INCORPORATED CLASS A                                                                       100,698
      11,830   MARINEMAX INCORPORATED<<+                                                                                 40,695
      17,970   SONIC AUTOMOTIVE INCORPORATED<<                                                                          182,575
                                                                                                                        323,968
                                                                                                                ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.35%
       8,961   MIDAS INCORPORATED+                                                                                       93,911
      24,684   WRIGHT EXPRESS CORPORATION+                                                                              628,701
                                                                                                                        722,612
                                                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
      11,749   M/I HOMES INCORPORATED                                                                                   115,023
      59,476   STANDARD-PACIFIC CORPORATION+                                                                            120,736
                                                                                                                        235,759
                                                                                                                ---------------
BUSINESS SERVICES: 9.85%
      28,547   ABM INDUSTRIES INCORPORATED                                                                              515,844
      14,154   ADMINISTAFF INCORPORATED                                                                                 329,364
      20,851   AMN HEALTHCARE SERVICES INCORPORATED+                                                                    133,029
      16,923   ARBITRON INCORPORATED                                                                                    268,906
       8,882   BANKRATE INCORPORATED<<+                                                                                 224,182
      28,004   BLACKBAUD INCORPORATED                                                                                   435,462

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
BUSINESS SERVICES (continued)
      25,240   BLUE COAT SYSTEMS INCORPORATED+                                                                  $       417,470
      32,775   BRADY CORPORATION CLASS A                                                                                823,308
      19,147   CACI INTERNATIONAL INCORPORATED CLASS A<<+                                                               817,768
       9,077   CAPELLA EDUCATION COMPANY<<+                                                                             544,166
      39,080   CIBER INCORPORATED+                                                                                      121,148
      25,343   COGNEX CORPORATION                                                                                       358,097
      26,598   COMMVAULT SYSTEMS INCORPORATED+                                                                          440,995
       6,021   COMPUTER PROGRAMS & SYSTEMS INCORPORATED<<                                                               230,665
      12,068   COMSCORE INCORPORATED+                                                                                   160,746
      26,970   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                      838,228
      22,446   CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                  297,185
      44,152   CYBERSOURCE CORPORATION+                                                                                 675,526
      25,640   DEALERTRACK HOLDINGS INCORPORATED+                                                                       435,880
       5,797   EBIX INCORPORATED+                                                                                       181,562
      35,880   ECLIPSYS CORPORATION+                                                                                    637,946
      38,946   EPICOR SOFTWARE CORPORATION<<+                                                                           206,414
       9,612   FORRESTER RESEARCH INCORPORATED+                                                                         235,975
      15,421   GERBER SCIENTIFIC INCORPORATED+                                                                           38,553
      27,666   HEALTHCARE SERVICES GROUP                                                                                494,664
      15,561   HEARTLAND PAYMENT SYSTEMS INCORPORATED                                                                   148,919
      10,838   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED<<                                                        197,794
      16,529   HMS HOLDINGS CORPORATION+                                                                                673,061
      55,688   INFORMATICA CORPORATION+                                                                                 957,277
      22,368   INFOSPACE INCORPORATED+                                                                                  148,300
      11,055   INTEGRAL SYSTEMS INCORPORATED MD+                                                                         91,978
      17,606   JDA SOFTWARE GROUP INCORPORATED+                                                                         263,386
      11,405   LOJACK CORPORATION+                                                                                       47,787
      14,723   MANHATTAN ASSOCIATES INCORPORATED<<+                                                                     268,253
      18,642   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                79,415
      20,183   OMNICELL INCORPORATED+                                                                                   216,967
      23,092   ON ASSIGNMENT INCORPORATED+                                                                               90,290
      12,041   PCTEL INCORPORATED+                                                                                       64,419
      20,619   PERFICIENT INCORPORATED+                                                                                 144,127
      27,563   PHASE FORWARD INCORPORATED+                                                                              416,477
      18,595   PHOENIX TECHNOLOGIES LIMITED+                                                                             50,392
       9,802   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                            379,631
      25,495   PROGRESS SOFTWARE CORPORATION+                                                                           539,729
      11,659   QUALITY SYSTEMS INCORPORATED<<                                                                           664,097
      17,878   RADIANT SYSTEMS INCORPORATED+                                                                            148,387
      14,915   RADISYS CORPORATION<<+                                                                                   134,384
      18,349   SMITH MICRO SOFTWARE INCORPORATED+                                                                       180,187
      33,090   SPHERION CORPORATION+                                                                                    136,331
      11,711   SPSS INCORPORATED+                                                                                       390,796
       7,393   STARTEK INCORPORATED+                                                                                     59,292
      12,924   STRATASYS INCORPORATED<<+                                                                                142,035
      21,350   SYKES ENTERPRISES INCORPORATED+                                                                          386,222
      12,197   SYNNEX CORPORATION<<+                                                                                    304,803
      51,264   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                            485,470
      20,258   TALEO CORPORATION CLASS A+                                                                               370,114
      22,838   TELETECH HOLDINGS INCORPORATED+                                                                          345,996
      19,181   THE KNOT INCORPORATED+                                                                                   151,146
      43,172   THQ INCORPORATED+                                                                                        309,112
      19,942   TRADESTATION GROUP INCORPORATED+                                                                         168,709
      27,990   TRUEBLUE INCORPORATED+                                                                                   235,116
      53,415   UNITED ONLINE INCORPORATED                                                                               347,732
      13,157   VIAD CORPORATION                                                                                         226,564
       7,725   VOLT INFORMATION SCIENCE INCORPORATED+                                                                    48,436
      28,293   WEBSENSE INCORPORATED+                                                                                   504,747
                                                                                                                     20,380,961
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
CASINO & GAMING: 0.17%
      38,386   PINNACLE ENTERTAINMENT INCORPORATED+                                                             $       356,606
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 3.79%
      12,976   AMERICAN VANGUARD CORPORATION                                                                            146,629
      16,003   ARCH CHEMICALS INCORPORATED                                                                              393,514
      18,265   ARQULE INCORPORATED<<+                                                                                   112,147
      11,717   BALCHEM CORPORATION                                                                                      287,301
      34,973   CALGON CARBON CORPORATION                                                                                485,775
      18,675   CAMBREX CORPORATION+                                                                                      76,941
      12,421   CHATTEM INCORPORATED<<+                                                                                  845,870
      36,830   CUBIST PHARMACEUTICALS INCORPORATED<<+                                                                   675,094
      31,049   HB FULLER COMPANY                                                                                        583,100
       9,977   MANNATECH INCORPORATED<<                                                                                  32,924
      21,238   MARTEK BIOSCIENCES CORPORATION<<+                                                                        449,184
       7,870   NEWMARKET CORPORATION                                                                                    529,887
      15,922   NOVEN PHARMACEUTICALS INCORPORATED+                                                                      227,685
      19,533   OM GROUP INCORPORATED                                                                                    566,848
      22,229   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                               336,769
      36,767   PAREXEL INTERNATIONAL CORPORATION+                                                                       528,709
       7,199   PENFORD CORPORATION                                                                                       41,682
      19,484   PHARMERICA CORPORATION<<+                                                                                382,471
      59,044   POLYONE CORPORATION+                                                                                     160,009
       7,028   QUAKER CHEMICAL CORPORATION                                                                               93,402
      30,788   SALIX PHARMACEUTICALS LIMITED<<+                                                                         303,878
       4,630   STEPAN COMPANY                                                                                           204,461
       9,378   SURMODICS INCORPORATED<<+                                                                                212,224
      13,774   ZEP INCORPORATED                                                                                         165,977
                                                                                                                      7,842,481
                                                                                                                ---------------
COAL MINING: 0.23%
      29,004   PENN VIRGINIA CORPORATION                                                                                474,795
                                                                                                                ---------------
COMMERCIAL SERVICES: 0.13%
      53,436   LIVE NATION INCORPORATED<<+                                                                              259,699
                                                                                                                ---------------
COMMUNICATIONS: 1.39%
      19,161   ANIXTER INTERNATIONAL INCORPORATED<<+                                                                    720,262
      11,836   AUDIOVOX CORPORATION CLASS A+                                                                             69,359
      32,981   BRIGHTPOINT INCORPORATED+                                                                                206,791
      16,350   CBEYOND INCORPORATED+                                                                                    234,623
      57,196   FAIRPOINT COMMUNICATIONS INCORPORATED<<                                                                   34,318
      28,124   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                              194,899
      20,898   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                            261,434
      28,512   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                   643,231
      11,533   NEUTRAL TANDEM INCORPORATION+                                                                            340,454
      19,448   NOVATEL WIRELESS INCORPORATED+                                                                           175,421
                                                                                                                      2,880,792
                                                                                                                ---------------
COMPUTERS-INTEGRATED SYSTEMS: 0.03%
      14,468   AGILYSYS INCORPORATED                                                                                     67,710
                                                                                                                ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.05%
      14,432   CHEMED CORPORATION                                                                                       569,775
      12,410   DREW INDUSTRIES INCORPORATED<<+                                                                          151,030
      42,061   EMCOR GROUP INCORPORATED+                                                                                846,267
      24,818   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                          421,161
      16,712   MATRIX SERVICE COMPANY+                                                                                  191,854
                                                                                                                      2,180,087
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS: 6.31%
      29,959   BANK MUTUAL CORPORATION<<                                                                        $       261,242
       7,977   BANK OF THE OZARKS INCORPORATED                                                                          172,543
      40,920   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                         183,322
      37,726   BROOKLINE BANCORP INCORPORATED                                                                           351,606
      17,946   CASCADE BANCORP<<                                                                                         25,304
      18,368   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                     68,880
      11,671   COLUMBIA BANKING SYSTEM INCORPORATED<<                                                                   119,394
      20,925   COMMUNITY BANK SYSTEM INCORPORATED                                                                       304,668
      16,921   DIME COMMUNITY BANCSHARES                                                                                154,150
      40,925   EAST WEST BANCORP INCORPORATED<<                                                                         265,603
      48,499   FIRST BANCORP PUERTO RICO<<                                                                              191,571
      47,834   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                 303,268
      26,875   FIRST FINANCIAL BANCORP                                                                                  202,100
      13,296   FIRST FINANCIAL BANKSHARE<<                                                                              669,587
      31,077   FIRST MIDWEST BANCORP INCORPORATED                                                                       227,173
      30,121   FRONTIER FINANCIAL CORPORATION<<                                                                          36,446
      39,311   GLACIER BANCORP INCORPORATED                                                                             580,623
      15,249   HANCOCK HOLDING COMPANY<<                                                                                495,440
      23,781   HANMI FINANCIAL CORPORATION<<                                                                             41,617
       8,514   HOME BANCSHARES INCORPORATED<<                                                                           162,107
      13,364   INDEPENDENT BANK CORPORATION (MASSACHUSETTS)                                                             263,271
      12,746   INDEPENDENT BANK CORPORATION (MICHIGAN)<<                                                                 16,825
      14,273   NARA BANK NATIONAL ASSOCIATION                                                                            73,934
      53,048   NATIONAL PENN BANCSHARES INCORPORATED<<                                                                  244,551
      21,890   NBT BANCORP INCORPORATED<<                                                                               475,232
      42,442   OLD NATIONAL BANCORP<<                                                                                   416,780
      14,522   PETMED EXPRESS INCORPORATED+                                                                             218,266
      20,299   PINNACLE FINANCIAL PARTNERS INCORPORATED<<+                                                              270,383
      23,740   PRIVATEBANCORP INCORPORATED<<                                                                            527,978
      26,224   PROSPERITY BANCSHARES INCORPORATED<<                                                                     782,262
      15,022   S&T BANCORP INCORPORATED                                                                                 182,668
      25,509   SIGNATURE BANK+                                                                                          691,804
       7,971   SIMMONS FIRST NATIONAL CORPORATION                                                                       212,985
     102,371   SOUTH FINANCIAL GROUP INCORPORATED                                                                       121,821
      11,564   STERLING BANCORPORATION (NEW YORK)                                                                        96,559
      52,135   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                 330,015
      33,488   STERLING FINANCIAL CORPORATION<<                                                                          97,450
      55,116   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                    269,517
       4,277   TOMPKINS TRUST COMPANY INCORPORATED<<                                                                    205,082
      48,710   TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                 287,876
      76,969   UCBH HOLDINGS INCORPORATED                                                                                96,981
      18,732   UMB FINANCIAL CORPORATION                                                                                712,003
      38,482   UMPQUA HOLDINGS CORPORATION                                                                              298,620
      24,127   UNITED BANKSHARES INCORPORATED<<                                                                         471,442
      26,551   UNITED COMMUNITY BANKS INCORPORATED<<                                                                    159,040
      43,070   WHITNEY HOLDING CORPORATION<<                                                                            394,521
      12,406   WILSHIRE BANCORP INCORPORATED                                                                             71,335
      15,320   WINTRUST FINANCIAL CORPORATION                                                                           246,346
                                                                                                                     13,052,191
                                                                                                                ---------------
DURABLE GOODS - CONSUMER: 0.07%
      12,171   STURM, RUGER & COMPANY INCORPORATED<<                                                                    151,407
                                                                                                                ---------------
EATING & DRINKING PLACES: 2.34%
      15,375   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                   204,334
      14,713   CEC ENTERTAINMENT INCORPORATED+                                                                          433,739
      34,928   CKE RESTAURANTS INCORPORATED                                                                             296,189
      14,451   CRACKER BARREL OLD COUNTRY STORE INCORPORATED<<                                                          403,183
       9,886   DINEEQUITY INCORPORATED<<                                                                                308,344
      36,479   JACK IN THE BOX INCORPORATED+                                                                            818,954
       7,943   LANDRY'S RESTAURANTS INCORPORATED                                                                         68,310

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
EATING & DRINKING PLACES (continued)
      13,709   O'CHARLEYS INCORPORATED                                                                          $       126,808
      15,153   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                485,805
      13,752   PAPA JOHNS INTERNATIONAL INCORPORATED<<+                                                                 340,912
       9,922   RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                186,038
      33,747   RUBY TUESDAY INCORPORATED+                                                                               224,755
      12,829   RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                    47,082
      38,808   SONIC CORPORATION<<+                                                                                     389,244
      18,389   STEAK N SHAKE COMPANY+                                                                                   160,720
      32,581   TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                  355,459
                                                                                                                      4,849,876
                                                                                                                ---------------
EDUCATIONAL SERVICES: 0.29%
      10,322   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                  408,854
      12,968   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED+                                                              193,612
                                                                                                                        602,466
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.69%
      17,804   ALLETE INCORPORATED                                                                                      511,865
      11,713   AMERICAN STATES WATER COMPANY                                                                            405,738
      58,802   ATMOS ENERGY CORPORATION                                                                               1,472,402
      34,921   AVISTA CORPORATION<<                                                                                     621,943
       7,447   CENTRAL VERMONT PUBLIC SERVICE                                                                           134,791
      10,088   CH ENERGY GROUP INCORPORATED<<                                                                           471,110
      28,713   EL PASO ELECTRIC COMPANY                                                                                 400,833
      14,154   LACLEDE GROUP INCORPORATED                                                                               468,922
      26,931   NEW JERSEY RESOURCES                                                                                     997,524
      16,938   NORTHWEST NATURAL GAS COMPANY                                                                            750,692
      46,962   PIEDMONT NATURAL GAS COMPANY<<                                                                         1,132,254
      19,042   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                     664,375
           1   SOUTHERN UNION COMPANY                                                                                        13
      28,572   SOUTHWEST GAS CORPORATION                                                                                634,584
      19,126   UIL HOLDINGS CORPORATION                                                                                 429,379
      22,758   UNISOURCE ENERGY CORPORATION                                                                             603,997
                                                                                                                      9,700,422
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.71%
      16,699   ACTEL CORPORATION+                                                                                       179,180
      26,147   ACUITY BRANDS INCORPORATED                                                                               733,423
      77,839   ADAPTEC INCORPORATED+                                                                                    206,273
      20,903   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                 187,918
      14,411   AO SMITH CORPORATION<<                                                                                   469,366
       8,355   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                   213,136
      79,181   ARRIS GROUP INCORPORATED+                                                                                962,841
      20,039   ATMI INCORPORATED+                                                                                       311,206
       7,761   AZZ INCORPORATED<<+                                                                                      267,056
      29,754   BALDOR ELECTRIC COMPANY<<                                                                                707,848
       7,371   BEL FUSE INCORPORATED CLASS B                                                                            118,231
      41,716   BENCHMARK ELECTRONICS INCORPORATED+                                                                      600,710
      16,805   C&D TECHNOLOGIES INCORPORATED<<+                                                                          33,610
      16,484   CERADYNE INCORPORATED<<+                                                                                 291,107
      24,842   CHECKPOINT SYSTEMS INCORPORATED+                                                                         389,771
      17,991   COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                573,553
      21,567   CTS CORPORATION                                                                                          141,264
       9,908   CUBIC CORPORATION                                                                                        354,607
      18,974   CYMER INCORPORATED+                                                                                      564,097
      91,681   CYPRESS SEMICONDUCTOR CORPORATION<<+                                                                     843,465
      20,903   DIODES INCORPORATED<<+                                                                                   326,923
      11,301   DIONEX CORPORATION+                                                                                      689,700
      14,529   DSP GROUP INCORPORATED+                                                                                   98,216

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      11,109   DTS INCORPORATED CA+                                                                             $       300,721
      17,312   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                              193,548
       9,719   EMS TECHNOLOGIES INCORPORATED+                                                                           203,127
      27,503   EXAR CORPORATION<<+                                                                                      197,747
      14,817   GREATBATCH INCORPORATED+                                                                                 335,012
      61,135   HARMONIC INCORPORATED+                                                                                   360,085
      19,065   HELEN OF TROY LIMITED+                                                                                   320,101
      12,039   HITTITE MICROWAVE CORPORATION+                                                                           418,355
      14,921   HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                     29,096
      13,882   LITTELFUSE INCORPORATED<<+                                                                               277,085
      19,738   MAGNETEK INCORPORATED+                                                                                    27,436
      14,476   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   133,903
      24,133   METHODE ELECTRONICS INCORPORATED                                                                         169,414
      29,248   MICREL INCORPORATED                                                                                      214,095
      51,871   MICROSEMI CORPORATION+                                                                                   715,820
      27,197   MOOG INCORPORATED CLASS A+                                                                               701,955
       3,066   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                  233,323
      13,082   PARK ELECTROCHEMICAL CORPORATION                                                                         281,655
      16,173   PERICOM SEMICONDUCTOR+                                                                                   136,177
      25,214   PLEXUS CORPORATION+                                                                                      515,878
      22,889   REGAL-BELOIT CORPORATION                                                                                 909,151
      10,006   ROGERS CORPORATION<<+                                                                                    202,421
     107,007   SKYWORKS SOLUTIONS INCORPORATED<<+                                                                     1,046,528
      14,009   STANDARD MICROSYSTEMS CORPORATION+                                                                       286,484
       8,236   SUPERTEX INCORPORATED<<+                                                                                 206,806
      27,882   SYMMETRICOM INCORPORATED+                                                                                160,879
      21,923   SYNAPTICS INCORPORATED<<+                                                                                847,324
      26,194   TECHNITROL INCORPORATED                                                                                  169,475
      42,540   TEKELEC<<+                                                                                               715,948
       8,104   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                    42,465
      94,173   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                     500,059
      27,553   TTM TECHNOLOGIES INCORPORATED+                                                                           219,322
       8,702   UNIVERSAL ELECTRONICS INCORPORATED+                                                                      175,519
      46,746   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,121,437
      17,489   VIASAT INCORPORATED+                                                                                     448,418
      12,515   VICOR CORPORATION                                                                                         90,358
                                                                                                                     22,170,628
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.55%
       8,233   CDI CORPORATION                                                                                           91,798
      26,701   ERESEARCH TECHNOLOGY INCORPORATED+                                                                       165,813
       5,974   LANDAUER INCORPORATED                                                                                    366,445
      11,182   MAXMUS INCORPORATED                                                                                      461,258
      40,436   REGENERON PHARMACEUTICAL INCORPORATED+                                                                   724,613
       8,710   STANLEY INCORPORATED+                                                                                    286,385
      38,487   TETRA TECH INCORPORATED+                                                                               1,102,653
                                                                                                                      3,198,965
                                                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.95%
      31,188   GRIFFON CORPORATION+                                                                                     259,484
       9,134   GULF ISLAND FABRICATION INCORPORATED                                                                     144,591
      22,665   MOBILE MINI INCORPORATED+                                                                                332,496
      12,586   NCI BUILDING SYSTEMS INCORPORATED<<+                                                                      33,227
      24,063   QUANEX BUILDING PRODUCTS CORPORATION                                                                     269,987
      24,107   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                               521,193
      18,720   WATTS WATER TECHNOLOGIES INCORPORATED                                                                    403,229
                                                                                                                      1,964,207
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
FINANCE COMPANIES: 0.03%
      17,185   REWARDS NETWORK INCORPORATED+                                                                    $        64,959
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 1.84%
       6,469   BOSTON BEER COMPANY INCORPORATED<<+                                                                      191,418
       8,057   CAL-MAINE FOODS INCORPORATED<<                                                                           201,103
      52,544   DARLING INTERNATIONAL INCORPORATED+                                                                      346,790
      10,534   DIAMOND FOODS INCORPORATED                                                                               293,899
       8,926   J & J SNACK FOODS CORPORATION                                                                            320,443
      20,401   LANCE INCORPORATED                                                                                       471,875
       7,254   PEET'S COFFEE & TEA INCORPORATED+                                                                        182,801
      11,170   SANDERSON FARMS INCORPORATED                                                                             502,650
      20,162   TREEHOUSE FOODS INCORPORATED+                                                                            580,061
      27,443   UNITED NATURAL FOODS INCORPORATED+                                                                       720,379
                                                                                                                      3,811,419
                                                                                                                ---------------
FOOD STORES: 0.04%
      19,351   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                      82,242
                                                                                                                ---------------
FOOTWEAR: 0.37%
      53,542   CROCS INCORPORATED<<+                                                                                    182,043
       8,381   DECKERS OUTDOOR CORPORATION+                                                                             588,933
                                                                                                                        770,976
                                                                                                                ---------------
FURNITURE & FIXTURES: 0.17%
      18,504   ETHAN ALLEN INTERIORS INCORPORATED                                                                       191,701
      32,899   LA-Z-BOY INCORPORATED                                                                                    155,283
                                                                                                                        346,984
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 0.78%
      25,247   CABELA'S INCORPORATED<<+                                                                                 310,538
      32,482   CASEY'S GENERAL STORES INCORPORATED                                                                      834,463
      25,587   FRED'S INCORPORATED                                                                                      322,396
      16,366   STEIN MART INCORPORATED+                                                                                 145,003
                                                                                                                      1,612,400
                                                                                                                ---------------
HEALTH SERVICES: 2.91%
      17,478   AMEDISYS INCORPORATED<<+                                                                                 577,124
      19,591   AMSURG CORPORATION+                                                                                      420,031
       7,407   BIO-REFERENCE LABORATORIES INCORPORATED+                                                                 234,135
       4,879   CORVEL CORPORATION<<+                                                                                    111,095
      19,667   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   135,112
      18,066   CRYOLIFE INCORPORATED+                                                                                   100,086
      20,839   ENZO BIOCHEM INCORPORATED+                                                                                92,317
       6,134   GENOPTIX INCORPORATED+                                                                                   196,227
      18,494   GENTIVA HEALTH SERVICES INCORPORATED+                                                                    304,411
      21,530   HEALTHWAYS INCORPORATED+                                                                                 289,579
      25,212   INTERVAL LEISURE GROUP INCORPORATED+                                                                     234,976
      21,376   INVENTIV HEALTH INCORPORATED+                                                                            289,217
       5,450   IPC THE HOSPITALIST COMPANY+                                                                             145,461
      11,875   LCA-VISION INCORPORATED                                                                                   50,113
       9,546   LHC GROUP INCORPORATED<<+                                                                                212,017
      22,557   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                   740,321
      12,548   MEDCATH CORPORATION+                                                                                     147,564
      29,256   MEDNAX INCORPORATED+                                                                                   1,232,555
      14,282   NAUTILUS GROUP INCORPORATED<<+                                                                            16,139
      21,037   ODYSSEY HEALTHCARE INCORPORATED+                                                                         216,260

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
HEALTH SERVICES (continued)
      11,760   REHABCARE GROUP INCORPORATED+                                                                    $       281,417
                                                                                                                      6,026,157
                                                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.39%
      25,345   ACADIA REALTY TRUST                                                                                      330,753
      62,107   BIOMED REALTY TRUST INCORPORATED                                                                         635,355
      31,172   COLONIAL PROPERTIES TRUST<<                                                                              230,673
      69,003   DIAMONDROCK HOSPITALITY                                                                                  431,959
      16,110   EASTGROUP PROPERTIES INCORPORATED                                                                        531,952
      22,336   ENTERTAINMENT PROPERTIES TRUST                                                                           460,122
      37,836   FRANKLIN STREET PROPERTIES CORPORATION<<                                                                 501,327
      21,029   HOME PROPERTIES INCORPORATED<<                                                                           717,089
      46,752   INLAND REAL ESTATE CORPORATION                                                                           327,264
      27,572   KILROY REALTY CORPORATION                                                                                566,329
      40,236   KITE REALTY GROUP TRUST                                                                                  117,489
      40,511   LASALLE HOTEL PROPERTIES                                                                                 499,906
      14,810   LTC PROPERTIES INCORPORATED                                                                              302,865
      51,219   MEDICAL PROPERTIES TRUST INCORPORATED                                                                    310,899
      18,035   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           662,065
      51,079   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                886,221
      13,817   PARKWAY PROPERTIES INCORPORATED                                                                          179,621
      28,344   POST PROPERTIES INCORPORATED                                                                             380,943
       9,575   PS BUSINESS PARKS INCORPORATED                                                                           463,813
      14,490   SOVRAN SELF STORAGE INCORPORATED                                                                         356,454
      13,684   URSTADT BIDDLE PROPERTIES INCORPORATED                                                                   192,671
                                                                                                                      9,085,770
                                                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.09%
      11,865   HAVERTY FURNITURE COMPANIES INCORPORATED                                                                 108,565
      19,992   TUESDAY MORNING CORPORATION+                                                                              67,373
                                                                                                                        175,938
                                                                                                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.09%
      13,529   MARCUS CORPORATION                                                                                       142,325
       7,315   MONARCH CASINO & RESORT INCORPORATED<<+                                                                   53,400
                                                                                                                        195,725
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.87%
      42,341   ACTUANT CORPORATION CLASS A                                                                              516,560
      12,662   ASTEC INDUSTRIES INCORPORATED<<+                                                                         375,935
      11,205   BLACK BOX CORPORATION                                                                                    375,031
      31,834   BRIGGS & STRATTON CORPORATION                                                                            424,666
      41,092   BROOKS AUTOMATION INCORPORATED+                                                                          184,092
       5,409   CASCADE CORPORATION                                                                                       85,084
      19,203   DRIL-QUIP INCORPORATED+                                                                                  731,634
      12,758   ENPRO INDUSTRIES INCORPORATED<<+                                                                         229,772
      33,182   GARDNER DENVER INCORPORATED+                                                                             835,191
      31,316   INTERMEC INCORPORATED+                                                                                   403,976
      14,012   INTEVAC INCORPORATED+                                                                                    122,045
      17,602   JOHN BEAN TECHNOLOGIES CORPORATION                                                                       220,377
      21,233   KAYDON CORPORATION<<                                                                                     691,346
      39,122   KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 134,188
       7,864   LINDSAY MANUFACTURING COMPANY<<                                                                          260,298
       9,497   LUFKIN INDUSTRIES INCORPORATED                                                                           399,349
      12,728   NATCO GROUP INCORPORATED+                                                                                419,006
      21,971   NETGEAR INCORPORATED+                                                                                    316,602
      31,682   OIL STATES INTERNATIONAL INCORPORATED<<+                                                                 767,021
      20,973   ROBBINS & MYERS INCORPORATED                                                                             403,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      16,953   SCANSOURCE INCORPORATED+                                                                         $       415,688
      22,881   TORO COMPANY<<                                                                                           684,142
      15,086   ULTRATECH INCORPORATED+                                                                                  185,709
      18,246   WATSCO INCORPORATED<<                                                                                    892,777
                                                                                                                     10,074,219
                                                                                                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.23%
      15,812   EHEALTH INCORPORATED<<+                                                                                  279,240
      26,299   NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                192,509
                                                                                                                        471,749
                                                                                                                ---------------
INSURANCE CARRIERS: 4.09%
       4,639   AMERICAN PHYSICIANS CAPITAL INCORPORATED                                                                 181,663
      33,800   AMERIGROUP CORPORATION+                                                                                  907,530
      12,053   AMERISAFE INCORPORATED+                                                                                  187,545
      24,637   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                  614,447
      27,513   CENTENE CORPORATION+                                                                                     549,710
      28,113   DELPHI FINANCIAL GROUP INCORPORATED CLASS A<<                                                            546,236
      29,834   EMPLOYERS HOLDINGS INCORPORATED                                                                          404,251
      31,246   HEALTHSPRING INCORPORATED+                                                                               339,332
       8,763   INFINITY PROPERTY & CASUALTY CORPORATION                                                                 319,499
       8,637   MOLINA HEALTHCARE INCORPORATED+                                                                          206,597
      13,797   PRESIDENTIAL LIFE CORPORATION                                                                            104,443
      21,143   PROASSURANCE CORPORATION<<+                                                                              977,018
      11,465   RLI CORPORATION                                                                                          513,632
      10,072   SAFETY INSURANCE GROUP INCORPORATED                                                                      307,800
      33,756   SELECTIVE INSURANCE GROUP INCORPORATED                                                                   431,064
      11,639   STEWART INFORMATION SERVICES CORPORATION                                                                 165,856
       8,549   THE NAVIGATORS GROUP INCORPORATED+                                                                       379,832
      22,484   TOWER GROUP INCORPORATED                                                                                 557,154
      14,274   UNITED FIRE & CASUALTY COMPANY                                                                           244,799
      23,860   ZENITH NATIONAL INSURANCE CORPORATION                                                                    518,716
                                                                                                                      8,457,124
                                                                                                                ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.29%
      32,672   GEO GROUP INCORPORATED+                                                                                  607,046
                                                                                                                ---------------
LEATHER & LEATHER PRODUCTS: 0.28%
      27,415   BROWN SHOE COMPANY INCORPORATED                                                                          198,485
      12,272   GENESCO INCORPORATED+                                                                                    230,836
      17,157   K-SWISS INCORPORATED                                                                                     145,835
                                                                                                                        575,156
                                                                                                                ---------------
LEGAL SERVICES: 0.10%
       4,562   PRE-PAID LEGAL SERVICES INCORPORATED<<+                                                                  198,858
                                                                                                                ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.33%
       6,746   DELTIC TIMBER CORPORATION                                                                                239,281
       4,343   SKYLINE CORPORATION                                                                                       94,460
      10,786   UNIVERSAL FOREST PRODUCTS                                                                                356,909
                                                                                                                        690,650
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.29%
      13,995   ABAXIS INCORPORATED<<+                                                                                   287,457
      42,332   ALIGN TECHNOLOGY INCORPORATED+                                                                           448,719
      47,171   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                        745,302

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       5,820   AMERICAN SCIENCE & ENGINEERING INCORPORATED<<                                                    $       402,278
       8,179   ANALOGIC CORPORATION                                                                                     302,214
       6,086   AXSYS TECHNOLOGIES INCORPORATED+                                                                         326,453
       9,467   BADGER METER INCORPORATED<<                                                                              388,147
      14,918   COHU INCORPORATED                                                                                        133,964
      18,559   CONMED CORPORATION+                                                                                      288,036
      28,865   COOPER COMPANIES INCORPORATED                                                                            713,831
      14,849   CYBERONICS INCORPORATED+                                                                                 246,939
      16,749   ESCO TECHNOLOGIES INCORPORATED+                                                                          750,355
      18,991   ESTERLINE TECHNOLOGIES CORPORATION+                                                                      514,086
      10,706   FARO TECHNOLOGIES INCORPORATED+                                                                          166,264
      23,889   FEI COMPANY+                                                                                             547,058
      16,377   HAEMONETICS CORPORATION+                                                                                 933,489
      19,917   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                    270,672
       8,311   ICU MEDICAL INCORPORATED+                                                                                341,998
      15,473   II-VI INCORPORATED+                                                                                      343,036
      12,887   INTEGRA LIFESCIENCES HOLDINGS<<+                                                                         341,634
      57,416   ION GEOPHYSICAL CORPORATION+                                                                             147,559
       8,702   KEITHLEY INSTRUMENTS INCORPORATED                                                                         34,808
       7,255   KENSEY NASH CORPORATION+                                                                                 190,154
      43,116   KOPIN CORPORATION+                                                                                       158,236
      25,893   MERIDIAN DIAGNOSTICS INCORPORATED                                                                        584,664
      17,844   MERIT MEDICAL SYSTEMS INCORPORATED+                                                                      290,857
      31,496   MKS INSTRUMENTS INCORPORATED+                                                                            415,432
      10,707   MTS SYSTEMS CORPORATION                                                                                  221,100
      17,883   NATUS MEDICAL INCORPORATED+                                                                              206,370
       9,440   NEOGEN CORPORATION<<+                                                                                    273,571
      23,109   NEWPORT CORPORATION+                                                                                     133,801
      11,504   OSTEOTECH INCORPORATED+                                                                                   50,618
      11,529   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                             169,015
      19,703   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                       108,761
      17,010   SONIC SOLUTIONS<<+                                                                                        50,180
      22,878   SYMMETRY MEDICAL INCORPORATED+                                                                           213,223
      23,025   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                      754,069
      21,380   THERAGENICS CORPORATION+                                                                                  26,939
      20,533   VEECO INSTRUMENTS INCORPORATED<<+                                                                        237,977
      13,475   ZOLL MEDICAL CORPORATION+                                                                                260,607
                                                                                                                     13,019,873
                                                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.51%
      20,537   INVACARE CORPORATION                                                                                     362,478
      37,944   PSS WORLD MEDICAL INCORPORATED+                                                                          702,343
                                                                                                                      1,064,821
                                                                                                                ---------------
METAL FABRICATE, HARDWARE: 0.12%
      10,844   CIRCOR INTERNATIONAL INCORPORATED                                                                        256,027
                                                                                                                ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.15%
      14,467   AMCOL INTERNATIONAL CORPORATION<<                                                                        312,198
                                                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.98%
      44,597   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                    439,280
      21,825   DAKTRONICS INCORPORATED<<                                                                                168,053
      39,513   HILLENBRAND INCORPORATED                                                                                 657,496
      17,847   JAKKS PACIFIC INCORPORATED+                                                                              228,977
      10,737   LYDALL INCORPORATED+                                                                                      36,506
      11,028   RC2 CORPORATION+                                                                                         145,900
      10,853   RUSS BERRIE & COMPANY INCORPORATED+                                                                       42,435
      34,267   SHUFFLE MASTER INCORPORATED+                                                                             226,505

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       7,896   STANDEX INTERNATIONAL CORPORATION<<                                                              $        91,594
                                                                                                                      2,036,746
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 1.35%
      13,748   BIG 5 SPORTING GOODS CORPORATION                                                                         152,053
       9,266   BLUE NILE INCORPORATED<<+                                                                                398,345
      18,877   CASH AMERICA INTERNATIONAL INCORPORATED<<                                                                441,533
      18,252   HIBBETT SPORTS INCORPORATED<<+                                                                           328,536
      25,205   HSN INCORPORATED+                                                                                        266,417
      16,863   JO ANN STORES INCORPORATED+                                                                              348,558
      11,563   NORTH AMERICAN WATCH CORPORATION                                                                         121,874
      19,625   NUTRI SYSTEM INCORPORATED<<                                                                              284,563
      48,756   OFFICEMAX INCORPORATED                                                                                   306,188
       8,230   STAMPS.COM INCORPORATED+                                                                                  69,790
      20,440   ZALE CORPORATION<<+                                                                                       70,314
                                                                                                                      2,788,171
                                                                                                                ---------------
MOTION PICTURES: 0.13%
      19,578   AVID TECHNOLOGY INCORPORATED+                                                                            262,541
                                                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.92%
      16,164   ARKANSAS BEST CORPORATION<<                                                                              425,921
      18,494   FORWARD AIR CORPORATION<<                                                                                394,292
      33,615   HEARTLAND EXPRESS INCORPORATED                                                                           494,813
      17,633   OLD DOMINION FREIGHT LINE INCORPORATED+                                                                  591,940
                                                                                                                      1,906,966
                                                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.40%
      16,537   FINANCIAL FEDERAL CORPORATION                                                                            339,835
      16,454   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                              288,274
      10,327   WORLD ACCEPTANCE CORPORATION<<+                                                                          205,611
                                                                                                                        833,720
                                                                                                                ---------------
OIL & GAS EXTRACTION: 2.02%
      35,688   ATWOOD OCEANICS INCORPORATED<<+                                                                          888,988
      14,561   BASIC ENERGY SERVICES INCORPORATED<<+                                                                     99,452
       9,507   PETROLEUM DEVELOPMENT CORPORATION+                                                                       149,165
      33,213   PETROQUEST ENERGY INCORPORATED<<+                                                                        122,556
      32,112   PIONEER DRILLING COMPANY+                                                                                153,816
      12,903   SEACOR HOLDINGS INCORPORATED+                                                                            970,822
      39,874   ST. MARY LAND & EXPLORATION COMPANY<<                                                                    832,170
      26,102   STONE ENERGY CORPORATION+                                                                                193,677
      10,644   SUPERIOR WELL SERVICES+                                                                                   63,332
      19,916   SWIFT ENERGY COMPANY+                                                                                    331,601
      48,095   TETRA TECHNOLOGIES INCORPORATED+                                                                         382,836
                                                                                                                      4,188,415
                                                                                                                ---------------
PAPER & ALLIED PRODUCTS: 0.88%
      24,700   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       110,903
       7,256   CLEARWATER PAPER CORPORATION+                                                                            183,504
       9,362   NEENAH PAPER INCORPORATED                                                                                 82,479
      24,509   ROCK-TENN COMPANY CLASS A                                                                                935,263
       9,771   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                            265,869
       8,113   STANDARD REGISTER COMPANY                                                                                 26,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
PAPER & ALLIED PRODUCTS (continued)
      31,262   WAUSAU PAPER CORPORATION                                                                         $       210,081
                                                                                                                      1,814,547
                                                                                                                ---------------
PERSONAL SERVICES: 0.53%
      19,292   COINSTAR INCORPORATED+                                                                                   515,096
      11,816   G&K SERVICES INCORPORATED CLASS A                                                                        249,908
       9,145   UNIFIRST CORPORATION                                                                                     339,920
                                                                                                                      1,104,924
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.80%
      27,053   HEADWATERS INCORPORATED<<+                                                                                90,898
      26,256   HOLLY CORPORATION                                                                                        472,083
      10,545   WD-40 COMPANY                                                                                            305,805
      18,832   WORLD FUEL SERVICES CORPORATION<<                                                                        776,443
                                                                                                                      1,645,229
                                                                                                                ---------------
PHARMACEUTICALS: 0.42%
       8,540   KENDLE INTERNATIONAL INCORPORATED+                                                                       104,530
      33,811   SAVIENT PHARMACEUTICALS INCORPORATED<<+                                                                  468,620
      49,470   VIROPHARMA INCORPORATED+                                                                                 293,357
                                                                                                                        866,507
                                                                                                                ---------------
PRIMARY METAL INDUSTRIES: 1.70%
      29,764   BELDEN CDT INCORPORATED                                                                                  497,059
      12,890   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 215,908
      35,536   CENTURY ALUMINUM COMPANY<<+                                                                              221,389
      28,902   CURTISS-WRIGHT CORPORATION                                                                               859,256
      17,324   GIBRALTAR INDUSTRIES INCORPORATED                                                                        119,016
      23,737   MUELLER INDUSTRIES INCORPORATED                                                                          493,730
       5,765   OLYMPIC STEEL INCORPORATED                                                                               141,070
      14,775   RTI INTERNATIONAL METALS INCORPORATED+                                                                   261,074
      17,705   TEXAS INDUSTRIES INCORPORATED<<                                                                          555,229
      12,361   TREDEGAR CORPORATION                                                                                     164,649
                                                                                                                      3,528,380
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.14%
      17,746   BOWNE & COMPANY INCORPORATED                                                                             115,524
       7,134   CONSOLIDATED GRAPHICS INCORPORATED+                                                                      124,274
      18,697   EW SCRIPPS COMPANY                                                                                        39,077
                                                                                                                        278,875
                                                                                                                ---------------
REAL ESTATE: 0.31%
      22,948   FORESTAR REAL ESTATE GROUP INCORPORATED<<+                                                               272,622
      20,023   MERITAGE CORPORATION<<+                                                                                  377,634
                                                                                                                        650,256
                                                                                                                ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 1.41%
      28,798   CEDAR SHOPPING CENTERS INCORPORATED                                                                      130,167
      55,206   EXTRA SPACE STORAGE INCORPORATED                                                                         460,970
      52,780   LEXINGTON CORPORATE PROPERTIES TRUST                                                                     179,454
      25,690   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST<<                                                              128,450
      76,980   SENIOR HOUSING PROPERTIES TRUST                                                                        1,256,314

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
REAL ESTATE INVESTMENT TRUST (REIT) (continued)
      23,521   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                     $       762,786
                                                                                                                      2,918,141
                                                                                                                ---------------
RESTAURANTS: 0.18%
      11,492   BUFFALO WILD WINGS INCORPORATED<<+                                                                       373,720
                                                                                                                ---------------
RETAIL, TRADE & SERVICES: 0.31%
      33,297   MEN'S WEARHOUSE INCORPORATED                                                                             638,636
                                                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.47%
      16,661   A. SCHULMAN INCORPORATED                                                                                 251,748
      20,935   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                729,585
                                                                                                                        981,333
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.69%
      11,791   GREENHILL & COMPANY INCORPORATED<<                                                                       851,428
      27,728   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                565,374
      30,796   LABRANCHE & COMPANY INCORPORATED+                                                                        132,423
      26,249   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                      407,647
      10,406   PIPER JAFFRAY COMPANIES INCORPORATED<<+                                                                  454,430
      17,498   STIFEL FINANCIAL CORPORATION<<+                                                                          841,479
      17,541   SWS GROUP INCORPORATED                                                                                   245,048
                                                                                                                      3,497,829
                                                                                                                ---------------
SOCIAL SERVICES: 0.16%
       4,075   ALMOST FAMILY INCORPORATED<<+                                                                            106,398
      16,363   RES-CARE INCORPORATED+                                                                                   233,991
                                                                                                                        340,389
                                                                                                                ---------------
SOFTWARE: 0.17%
      23,038   EPIQ SYSTEMS INCORPORATED<<+                                                                             353,633
                                                                                                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.85%
      17,836   APOGEE ENTERPRISES INCORPORATED                                                                          219,383
      14,961   CABOT MICROELECTRONICS CORPORATION+                                                                      423,247
      12,340   CARBO CERAMICS INCORPORATED<<                                                                            422,028
      27,873   EAGLE MATERIALS INCORPORATED                                                                             703,515
                                                                                                                      1,768,173
                                                                                                                ---------------
TEXTILE MILL PRODUCTS: 0.59%
      17,332   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 197,238
      35,948   INTERFACE INCORPORATED                                                                                   222,878
       8,718   OXFORD INDUSTRIES INCORPORATED                                                                           101,565
      31,429   WOLVERINE WORLD WIDE INCORPORATED                                                                        693,324
                                                                                                                      1,215,005
                                                                                                                ---------------
TEXTILES - PRODUCTS: 0.33%
      44,248   ICONIX BRAND GROUP INCORPORATED<<+                                                                       680,534
                                                                                                                ---------------
TOBACCO PRODUCTS: 0.10%
      56,862   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                 216,076
                                                                                                                ---------------
TRANSPORTATION BY AIR: 0.53%
       6,855   AIR METHODS CORPORATION+                                                                                 187,553

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
TRANSPORTATION BY AIR (continued)
      18,631   BRISTOW GROUP INCORPORATED<<+                                                                    $       552,037
      35,558   SKYWEST INCORPORATED                                                                                     362,692
                                                                                                                      1,102,282
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.51%
      24,730   AAR CORPORATION<<+                                                                                       396,917
      10,086   AEROVIRONMENT INCORPORATED<<+                                                                            311,254
       7,630   ARCTIC CAT INCORPORATED                                                                                   30,825
      12,637   ATC TECHNOLOGY CORPORATION+                                                                              183,237
      56,368   BRUNSWICK CORPORATION<<                                                                                  243,510
      32,535   CLARCOR INCORPORATED                                                                                     949,697
      31,724   GENCORP INCORPORATED+                                                                                     60,593
      15,379   GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                        400,162
      14,765   HORNBECK OFFSHORE+                                                                                       315,823
      36,055   ORBITAL SCIENCES CORPORATION<<+                                                                          546,954
      20,836   POLARIS INDUSTRIES INCORPORATED<<                                                                        669,252
      20,737   SPARTAN MOTORS INCORPORATED                                                                              234,950
       7,753   STANDARD MOTOR PRODUCTS INCORPORATED                                                                      64,117
      14,827   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                           209,061
      10,652   TRIUMPH GROUP INCORPORATED                                                                               426,080
      19,869   WABASH NATIONAL CORPORATION                                                                               13,908
      18,582   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                      138,064
                                                                                                                      5,194,404
                                                                                                                ---------------
TRANSPORTATION SERVICES: 0.24%
      24,174   HUB GROUP INCORPORATED CLASS A<<+                                                                        498,951
                                                                                                                ---------------
WATER TRANSPORTATION: 0.53%
      34,370   KIRBY CORPORATION+                                                                                     1,092,622
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.90%
      17,289   GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED<<+                                                         1,022,126
      26,000   HAIN CELESTIAL GROUP INCORPORATED<<+                                                                     405,860
      18,031   MYERS INDUSTRIES INCORPORATED                                                                            150,018
       8,191   NASH FINCH COMPANY                                                                                       221,648
       6,741   PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                   49,074
      10,207   SCHOOL SPECIALTY INCORPORATED<<+                                                                         206,283
      14,193   SPARTAN STORES INCORPORATED                                                                              176,135
      11,631   THE ANDERSONS INCORPORATED                                                                               348,232
      20,183   TRACTOR SUPPLY COMPANY<<+                                                                                833,962
      15,151   UNITED STATIONERS INCORPORATED+                                                                          528,467
                                                                                                                      3,941,805
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.74%
      10,691   A.M. CASTLE & COMPANY                                                                                    129,147
      23,223   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                             457,493
      27,144   BARNES GROUP INCORPORATED                                                                                322,742
      15,735   DIGI INTERNATIONAL INCORPORATED+                                                                         153,416
      29,299   INSIGHT ENTERPRISES INCORPORATED+                                                                        283,028
      16,385   KAMAN CORPORATION CLASS A                                                                                273,630
      36,103   KNIGHT TRANSPORTATION INCORPORATED<<                                                                     597,505
       2,668   LAWSON PRODUCTS INCORPORATED                                                                              37,912
       7,744   MWI VETERINARY SUPPLY INCORPORATED+                                                                      269,956
      27,389   PEP BOYS-MANNY, MOE & JACK                                                                               277,724
      30,907   POOL CORPORATION<<                                                                                       511,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
WHOLESALE TRADE-DURABLE GOODS (continued)
      18,268   TYLER TECHNOLOGIES INCORPORATED<<+                                                               $       285,332
                                                                                                                      3,599,705
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $280,349,015)                                                                             205,797,604
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 24.72%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.45%
   2,303,816   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       2,303,816
   2,303,816   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           2,303,816
   2,303,816   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                               2,303,816
   2,303,816   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  2,303,816
                                                                                                                      9,215,264
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 20.27%
$    921,526   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.32%        07/01/2009            921,526
     253,420   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/02/2009            253,416
      46,076   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/06/2009             46,072
     598,992   ALPINE SECURITIZATION CORPORATION++(P)                                0.27         07/07/2009            598,965
     944,564   AMSTEL FUNDING CORPORATION++(P)                                       1.50         07/01/2009            944,564
     506,839   ANTALIS US FUNDING CORPORATION++(P)                                   0.28         07/06/2009            506,820
     230,382   ANTALIS US FUNDING CORPORATION++(P)                                   0.35         07/24/2009            230,330
     138,229   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/08/2009            138,221
     691,145   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/22/2009            691,024
     806,335   ATLANTIS ONE FUNDING CORPORATION++                                    0.30         07/20/2009            806,208
     622,030   BANK OF IRELAND                                                       0.40         07/01/2009            622,030
     391,649   BANK OF IRELAND                                                       0.60         07/02/2009            391,649
     737,221   BNP PARIBAS (PARIS)                                                   0.25         07/01/2009            737,221
     253,420   BNP PARIBAS (PARIS)                                                   0.26         07/01/2009            253,420
     967,603   BRYANT BANK FUNDING LLC++(P)                                          0.29         07/15/2009            967,493
      92,153   CALCASIEU PARISH LA+/-SS                                              0.75         12/01/2027             92,153
     126,710   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS           0.60         06/01/2028            126,710
     691,145   CALYON (GRAND CAYMAN)                                                 0.25         07/01/2009            691,145
     806,335   CANCARA ASSET SECURITIZATION LIMITED++                                0.35         07/22/2009            806,171
     519,615   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         02/25/2008              8,574
     400,050   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         05/19/2008              6,601
      60,994   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                             1.00         10/01/2038             60,994
     184,305   COOK COUNTY IL+/-SS                                                   0.90         11/01/2030            184,305
   2,713,895   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $2,713,896)                                                        0.10         07/01/2009          2,713,895
     944,564   DANSKE BANK A/S COPENHAGEN                                            0.30         07/01/2009            944,564
     414,687   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                          1.50         12/15/2037            414,687
     552,916   DEXIA BANK (GRAND CAYMAN)                                             0.25         07/01/2009            552,916
     460,763   DEXIA DELAWARE LLC                                                    0.36         07/06/2009            460,740
     806,335   E.ON AG++                                                             0.34         07/21/2009            806,183
     368,611   EBBETS FUNDING LLC                                                    0.45         07/01/2009            368,611
     207,343   EBBETS FUNDING LLC                                                    0.50         07/01/2009            207,343
     138,229   ELYSIAN FUNDING LLC++(P)                                              0.50         07/01/2009            138,229
     207,343   ELYSIAN FUNDING LLC++(P)                                              0.50         07/07/2009            207,326
   1,036,717   FORTIS FUNDING LLC++                                                  0.24         07/01/2009          1,036,717
     230,382   GDF SUEZ++                                                            0.32         07/07/2009            230,369
     691,145   GEMINI SECURITIZATION INCORPORATED++                                  0.27         07/07/2009            691,114
     468,573   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $468,574)                  0.05         07/01/2009            468,573
     944,564   GOVCO INCORPORATED++(P)                                               0.15         07/01/2009            944,564
     115,191   GRAMPIAN FUNDING LLC++(P)                                             0.42         07/02/2009            115,189
      80,634   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/06/2009             80,629
     311,015   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/07/2009            310,992

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
   1,862,674   GRYPHON FUNDING LIMITED(A)(I)                                         0.00         08/23/2009    $       573,890
$     38,013   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                 0.80%        11/01/2042             38,013
     345,572   HOUSTON TX UTILITY SYSTEM+/-SS                                        0.40         05/15/2034            345,572
     115,191   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS                0.32         07/01/2029            115,191
      46,076   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS               0.47         01/01/2018             46,076
      80,634   IRISH LIFE & PERMANENT PLC++                                          0.60         07/02/2009             80,632
      34,557   IRISH LIFE & PERMANENT PLC++                                          0.60         07/06/2009             34,554
     161,267   IRISH LIFE & PERMANENT PLC++                                          0.60         07/07/2009            161,251
   2,035,375   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,035,380)                0.08         07/01/2009          2,035,375
      69,114   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                                0.47         04/15/2025             69,114
     990,641   KBC BANK NV BRUSSELS                                                  0.35         07/01/2009            990,641
     322,534   LIBERTY STREET FUNDING CORPORATION++(P)                               0.29         07/27/2009            322,467
     716,095   LIBERTY STREET FUNDING CORPORATION++(P)                               0.30         07/20/2009            715,982
     230,382   LMA AMERICAS LLC++                                                    0.33         07/21/2009            230,339
     276,458   LMA AMERICAS LLC++                                                    0.33         07/28/2009            276,389
     766,019   MASSACHUSETTS HEFA+/-SS                                               0.25         10/01/2034            766,019
     575,954   MATCHPOINT MASTER TRUST++(P)                                          0.28         07/24/2009            575,851
      99,064   MISSISSIPPI STATE GO+/-SS                                             1.00         11/01/2028             99,064
     460,763   MONT BLANC CAPITAL CORPORATION++                                      0.32         07/10/2009            460,726
      92,153   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                             0.32         02/01/2036             92,153
     898,488   NATIXIS                                                               0.13         07/01/2009            898,488
      46,076   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                              2.75         01/01/2018             46,076
     760,259   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             0.32         07/20/2009            760,131
     149,748   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                              0.37         01/01/2034            149,748
     990,641   REGENCY MARKETS #1 LLC++(P)                                           0.35         07/02/2009            990,631
     806,335   ROMULUS FUNDING CORPORATION++                                         0.95         07/24/2009            805,846
     575,954   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/01/2009            575,954
     575,954   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/06/2009            575,918
     806,335   SHEFFIELD RECEIVABLES CORPORATION++(P)                                0.29         07/30/2009            806,147
     910,007   SOCIETE GENERALE BANNON LLC                                           0.25         07/07/2009            910,007
     691,145   STARBIRD FUNDING CORPORATION++                                        0.33         07/17/2009            691,043
     299,657   STRAIGHT-A FUNDING LLC++(P)                                           0.27         07/23/2009            299,608
     645,068   SURREY FUNDING CORPORATION++                                          0.32         07/15/2009            644,988
     530,039   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.30         07/27/2009            529,924
     354,511   TULIP FUNDING CORPORATION++                                           0.31         07/20/2009            354,453
     207,343   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                     0.40         07/01/2032            207,343
     898,488   UBS AG (STAMFORD CT)                                                  0.28         07/31/2009            898,488
     898,488   UNICREDITO ITALIANO (NEW YORK)                                        0.44         08/03/2009            898,488
      69,114   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                     0.43         12/15/2040             69,114
     230,382   VERSAILLES CDS LLC++(P)                                               0.50         07/01/2009            230,382
      80,634   VERSAILLES CDS LLC++(P)                                               0.50         07/07/2009             80,627
     679,365   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.31         07/28/2008            298,921
     394,510   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.34         08/07/2008            173,584
     482,610   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.60         04/03/2008            212,348
     783,289   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.61         02/15/2008            344,647
     691,145   WESTPAC SECURITIES NZ LIMITED++                                       0.28         07/20/2009            691,042
                                                                                                                     41,951,498
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $53,236,113)                                                           51,166,762
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.73%
   3,150,688   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           3,150,688
                                                                                                                ---------------

  PRINCIPAL
------------
US TREASURY BILLS: 0.21%
      90,000   US TREASURY BILL##                                                    0.34         08/06/2009             89,986
      55,000   US TREASURY BILL##                                                    0.19         11/05/2009             54,959

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
US TREASURY BILLS (continued)
     100,000   US TREASURY BILL##                                                    0.27         11/05/2009    $        99,925
     175,000   US TREASURY BILL##                                                    0.30         11/05/2009            174,869
                                                                                                                        419,739
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,570,342)                                                                        3,570,427
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $337,155,470)*                                                   125.87%                                  $   260,534,793
OTHER ASSETS AND LIABILITIES, NET                                      (25.87)                                      (53,545,694)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $   206,989,099
                                                                       ======                                   ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,150,688.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $340,602,938 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 14,444,703
GROSS UNREALIZED DEPRECIATION                 (94,512,848)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(80,068,145)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.50%
AMUSEMENT & RECREATION SERVICES: 0.88%
      90,270   BALLY TECHNOLOGIES INCORPORATED+<<                                                               $     2,700,878
                                                                                                                ---------------
ANTHRACITE MINING: 0.13%
      24,530   LOGMEIN INCORPROATED                                                                                     392,480
                                                                                                                ---------------
APPAREL & ACCESSORY STORES: 1.27%
   1,275,600   WET SEAL INCORPORATED CLASS A+                                                                         3,916,092
                                                                                                                ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.16%
     103,350   COPART INCORPORATED+                                                                                   3,583,145
                                                                                                                ---------------
BIOPHARMACEUTICALS: 0.41%
      30,500   ALEXION PHARMACEUTICALS INCORPORATED+                                                                  1,254,160
                                                                                                                ---------------
BUSINESS SERVICES: 12.91%
     241,420   BOTTOMLINE TECHNOLOGIES INCORPORATED+                                                                  2,175,194
     144,700   BRINK'S HOME SECURITY HOLDINGS+                                                                        4,096,457
      19,790   CAPELLA EDUCATION COMPANY+<<                                                                           1,186,411
     230,820   COGENT INCORPORATED+                                                                                   2,476,699
     205,420   COMMVAULT SYSTEMS INCORPORATED+                                                                        3,405,864
      94,802   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                    2,946,446
     321,670   HEARTLAND PAYMENT SYSTEMS INCORPORATED<<                                                               3,078,382
      19,920   MEDIDATA SOLUTIONS INCORPORATED+                                                                         326,290
     246,960   PARAMETRIC TECHNOLOGY CORPORATION+                                                                     2,886,962
     150,810   S1 CORPORATION+                                                                                        1,040,589
     364,360   SKILLSOFT PLC ADR+                                                                                     2,842,008
     239,740   SOLARWINDS INCORPORATED+<<                                                                             3,953,313
     466,700   SUCCESSFACTORS INCORPORATED+<<                                                                         4,284,306
     112,030   SYKES ENTERPRISES INCORPORATED+                                                                        2,026,623
     128,010   ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                  3,102,962
                                                                                                                     39,828,506
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 8.54%
     184,450   ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                                                4,107,702
     211,380   ARENA PHARMACEUTICALS INCORPORATED+<<                                                                  1,054,786
     154,670   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                2,414,399
     170,690   CALGON CARBON CORPORATION+                                                                             2,370,884
     195,970   CARDIOME PHARMA CORPORATION+<<                                                                           729,008
     133,380   CRUCELL NV ADR+<<                                                                                      3,209,123
     220,915   INSPIRE PHARMACEUTICALS INCORPORATED+                                                                  1,228,287
     120,980   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                          4,304,468
     278,160   NOVEN PHARMACEUTICALS INCORPORATED+                                                                    3,977,688
      95,290   OLIN CORPORATION                                                                                       1,132,998
      52,250   SCOTTS MIRACLE-GRO COMPANY<<                                                                           1,831,363
                                                                                                                     26,360,706
                                                                                                                ---------------
COMMUNICATIONS: 3.23%
     204,580   NEUSTAR INCORPORATED CLASS A+                                                                          4,533,493
     183,916   NEUTRAL TANDEM INCORPORATION+                                                                          5,429,200
                                                                                                                      9,962,693
                                                                                                                ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.78%
     208,470   MATRIX SERVICE COMPANY+                                                                                2,393,236
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 2.82%
     565,450   FBR CAPITAL MARKETS CORPORATION+<<                                                                     2,657,615

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
      30,630   IBERIABANK CORPORATION                                                                           $     1,207,128
     101,870   SIGNATURE BANK+<<                                                                                      2,762,714
     155,930   TCF FINANCIAL CORPORATION<<                                                                            2,084,784
                                                                                                                      8,712,241
                                                                                                                ---------------
EATING & DRINKING PLACES: 1.81%
      74,840   JACK IN THE BOX INCORPORATED+<<                                                                        1,680,158
     357,400   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                3,899,234
                                                                                                                      5,579,392
                                                                                                                ---------------
EDUCATIONAL SERVICES: 0.63%
     114,330   CORINTHIAN COLLEGES INCORPORATED+<<                                                                    1,935,607
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.04%
      59,200   CLEAN HARBORS INCORPORATED+<<                                                                          3,196,208
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.10%
     446,140   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                           2,047,783
     992,100   ATMEL CORPORATION+                                                                                     3,700,533
     248,940   MACROVISION SOLUTIONS CORPORATION+                                                                     5,429,381
     132,220   MICROSEMI CORPORATION                                                                                  1,824,636
      86,700   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                  3,161,082
     187,670   OSI SYSTEMS INCORPORATED+                                                                              3,912,920
     259,630   PMC-SIERRA INCORPORATED+                                                                               2,066,655
     167,540   POLYCOM INCORPORATED+<<                                                                                3,396,036
      93,055   SILICON LABORATORIES INCORPORATED+<<                                                                   3,530,507
     212,320   TESSERA TECHNOLOGIES INCORPORATED+                                                                     5,369,573
     119,850   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                              2,875,202
                                                                                                                     37,314,308
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.18%
      58,895   ADVISORY BOARD COMPANY+<<                                                                              1,513,602
      50,070   GEN-PROBE INCORPORATED+                                                                                2,152,009
     281,110   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                   4,638,315
     351,650   RTI BIOLOGICS INCORPORATION+                                                                           1,508,579
                                                                                                                      9,812,505
                                                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.56%
      63,200   SHAW GROUP INCORPORATED+                                                                               1,732,312
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 1.94%
      58,290   HANSEN NATURAL CORPORATION+                                                                            1,796,498
     206,760   SMART BALANCE INCORPORATED+                                                                            1,408,036
     106,070   UNITED NATURAL FOODS INCORPORATED+                                                                     2,784,338
                                                                                                                      5,988,872
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 0.93%
     212,080   99 CENTS ONLY STORES+<<                                                                                2,880,046
                                                                                                                ---------------
HEALTH SERVICES: 4.95%
     140,220   CARDIONET INCORPORATED+<<                                                                              2,288,390
      41,100   COVANCE INCORPORATED+                                                                                  2,022,120
     115,220   GENOPTIX INCORPORATED+<<                                                                               3,685,888
      66,980   IPC THE HOSPITALIST COMPANY+<<                                                                         1,787,696
     121,520   LHC GROUP INCORPORATED+<<                                                                              2,698,959

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
HEALTH SERVICES (continued)
     118,700   LINCARE HOLDINGS INCORPORATED+<<                                                                 $     2,791,824
                                                                                                                     15,274,877
                                                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.37%
      61,730   SILVER STANDARD RESOURCES INCORPORATED+<<                                                              1,157,438
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.18%
     404,260   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+<<                                                         3,161,313
      66,490   DATA DOMAIN INCORPORATED+                                                                              2,217,442
      67,130   DUOYUAN GLOBAL WATER INCORPORATED+                                                                     1,629,916
     199,760   INTERMEC INCORPORATED+                                                                                 2,576,904
      66,460   KAYDON CORPORATION<<                                                                                   2,163,938
     139,070   NETEZZA CORPORATION+                                                                                   1,157,062
                                                                                                                     12,906,575
                                                                                                                ---------------
INSURANCE CARRIERS: 3.23%
     128,070   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                             3,614,135
      40,950   ENSTAR GROUP LIMITED+<<                                                                                2,409,908
     179,610   VALIDUS HOLDINGS LIMITED<<                                                                             3,947,828
                                                                                                                      9,971,871
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 13.38%
     183,330   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                      2,896,614
      95,400   ARGON ST INCORPORATED+                                                                                 1,962,378
     274,140   CELERA CORPORATION+                                                                                    2,091,688
     122,230   COHERENT INCORPORATED+<<                                                                               2,527,716
     501,820   DEXCOM INCORPORATED+<<                                                                                 3,106,266
      57,880   HAEMONETICS CORPORATION+<<                                                                             3,299,160
     604,938   INFINERA CORPORATION+<<                                                                                5,523,084
     105,960   MICRUS ENDOVASCULAR CORPORATION+                                                                         957,878
     192,715   SONOSITE INCORPORATED+<<                                                                               3,865,863
      79,730   SYNOVIS LIFE TECHNOLOGIES INCORPORATED+                                                                1,655,992
     178,590   THORATEC CORPORATION+<<                                                                                4,782,640
      72,770   VARIAN INCORPORATED+                                                                                   2,869,321
     204,415   WRIGHT MEDICAL GROUP INCORPORATED+                                                                     3,323,788
     124,330   ZOLL MEDICAL CORPORATION+                                                                              2,404,542
                                                                                                                     41,266,930
                                                                                                                ---------------
MEDICAL PRODUCTS: 1.07%
   1,001,010   ATS MEDICAL INCORPORATED+<<                                                                            3,293,323
                                                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.14%
     156,040   TOMOTHERAPY INCORPORATED+                                                                                429,110
                                                                                                                ---------------
MISCELLANEOUS REPAIR SERVICES: 0.62%
     114,130   DYNCORP INTERNATIONAL INCORPORATED+                                                                    1,916,243
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 1.13%
     202,170   DICK'S SPORTING GOODS INCORPORATED+<<                                                                  3,477,324
                                                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.05%
     219,760   HEARTLAND EXPRESS INCORPORATED<<                                                                       3,234,867
                                                                                                                ---------------
OIL & GAS EXTRACTION: 4.60%
     482,600   BRIGHAM EXPLORATION COMPANY+                                                                           1,684,274
      92,990   CONCHO RESOURCES INCORPORATED+                                                                         2,667,883
     275,530   MCMORAN EXPLORATION COMPANY+<<                                                                         1,642,159

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
OIL & GAS EXTRACTION (continued)
      95,120   PETROHAWK ENERGY CORPORATION+                                                                    $     2,121,176
     404,780   PETROQUEST ENERGY INCORPORATED+<<                                                                      1,493,638
      55,990   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   966,947
     254,830   TESCO CORPORATION+                                                                                     2,023,350
     128,330   WILLBROS GROUP INCORPORATED+<<                                                                         1,605,408
                                                                                                                     14,204,835
                                                                                                                ---------------
PERSONAL SERVICES: 2.28%
     165,810   COINSTAR INCORPORATED+<<                                                                               4,427,127
     235,880   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                         2,622,986
                                                                                                                      7,050,113
                                                                                                                ---------------
PRIMARY METAL INDUSTRIES: 0.85%
     177,180   STEEL DYNAMICS INCORPORATED                                                                            2,609,861
                                                                                                                ---------------
RAILROAD TRANSPORTATION: 0.39%
      44,850   GENESEE & WYOMING INCORPORATED+<<                                                                      1,188,974
                                                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.50%
     246,110   JARDEN CORPORATION+                                                                                    4,614,563
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.63%
      90,190   DUFF & PHELPS CORPORATION                                                                              1,603,578
     105,750   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                             1,803,038
      94,520   RAYMOND JAMES FINANCIAL INCORPORATED                                                                   1,626,689
                                                                                                                      5,033,305
                                                                                                                ---------------
SOFTWARE: 0.52%
      37,390   MANTECH INTERNATIONAL CORPORATION CLASS A+                                                             1,609,266
                                                                                                                ---------------
TRANSPORTATION SERVICES: 2.08%
     335,710   HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                  2,682,323
     181,560   HUB GROUP INCORPORATED CLASS A+<<                                                                      3,747,398
                                                                                                                      6,429,721
                                                                                                                ---------------
WATER TRANSPORTATION: 0.30%
      61,150   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED                                                             923,365
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.91%
      86,270   TECH DATA CORPORATION+<<                                                                               2,821,887
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $280,438,914)                                                                             306,957,835
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 20.45%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.68%
   2,833,052   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       2,833,052
   2,833,052   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           2,833,052
   2,833,052   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             2,833,052
   2,833,052   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  2,833,052
                                                                                                                     11,332,208
                                                                                                                ---------------

 PRINCIPAL                                                                      INTEREST RATE   MATURITY DATE
-----------                                                                     -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 16.77%
$  1,133,221   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                          0.32%         07/01/2009          1,133,221

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   -------------                                                    -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    311,636   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60%        07/02/2009    $       311,630
      56,661   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60         07/06/2009             56,656
     736,593   ALPINE SECURITIZATION CORPORATION++(P)                                0.27         07/07/2009            736,560
   1,161,551   AMSTEL FUNDING CORPORATION++(P)                                       1.50         07/01/2009          1,161,551
     623,271   ANTALIS US FUNDING CORPORATION++(P)                                   0.28         07/06/2009            623,247
     283,305   ANTALIS US FUNDING CORPORATION++(P)                                   0.35         07/24/2009            283,242
     169,983   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/08/2009            169,973
     849,915   ASB FINANCE LIMITED (LONDON)++                                        0.30         07/22/2009            849,767
     991,568   ATLANTIS ONE FUNDING CORPORATION++(P)                                 0.30         07/20/2009            991,411
     764,924   BANK OF IRELAND                                                       0.40         07/01/2009            764,924
     481,619   BANK OF IRELAND                                                       0.60         07/02/2009            481,619
     906,576   BNP PARIBAS (PARIS)                                                   0.25         07/01/2009            906,576
     311,636   BNP PARIBAS (PARIS)                                                   0.26         07/01/2009            311,636
   1,189,882   BRYANT BANK FUNDING LLC++(P)                                          0.29         07/15/2009          1,189,747
     113,322   CALCASIEU PARISH LA+/-SS                                              0.75         12/01/2027            113,322
     155,818   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS           0.60         06/01/2028            155,818
     849,915   CALYON (GRAND CAYMAN)                                                 0.25         07/01/2009            849,915
     991,568   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.35         07/22/2009            991,366
     689,048   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         02/25/2008             11,369
     530,496   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00         05/19/2008              8,753
      75,005   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                             1.00         10/01/2038             75,005
     226,644   COOK COUNTY IL+/-SS                                                   0.90         11/01/2030            226,644
   3,337,335   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE) $3,337,344                                        0.10         07/01/2009          3,337,335
   1,161,551   DANSKE BANK A/S COPENHAGEN                                            0.30         07/01/2009          1,161,551
     509,949   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                          1.50         12/15/2037            509,949
     679,932   DEXIA BANK (GRAND CAYMAN)                                             0.25         07/01/2009            679,932
     566,610   DEXIA DELAWARE LLC                                                    0.36         07/06/2009            566,582
     991,568   E.ON AG++                                                             0.34         07/21/2009            991,381
     453,288   EBBETS FUNDING LLC(P)                                                 0.45         07/01/2009            453,288
     254,975   EBBETS FUNDING LLC(P)                                                 0.50         07/01/2009            254,975
     169,983   ELYSIAN FUNDING LLC++(P)                                              0.50         07/01/2009            169,983
     254,975   ELYSIAN FUNDING LLC++(P)                                              0.50         07/07/2009            254,953
   1,274,873   FORTIS FUNDING LLC++                                                  0.24         07/01/2009          1,274,873
     283,305   GDF SUEZ++                                                            0.32         07/07/2009            283,290
     849,915   GEMINI SECURITIZATION INCORPORATED++(P)                               0.27         07/07/2009            849,877
     576,214   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $576,215)               0.05         07/01/2009            576,214
   1,161,551   GOVCO INCORPORATED++(P)                                               0.15         07/01/2009          1,161,551
     141,653   GRAMPIAN FUNDING LLC++(P)                                             0.42         07/02/2009            141,651
      99,157   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/06/2009             99,151
     382,462   GRAMPIAN FUNDING LLC++(P)                                             0.45         07/07/2009            382,433
   2,470,044   GRYPHON FUNDING LIMITED(A)(I)                                         0.00         08/23/2009            761,021
      46,745   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                 0.80         11/01/2042             46,745
     424,958   HOUSTON TX UTILITY SYSTEM+/-SS                                        0.40         05/15/2034            424,958
     141,653   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS                0.32         07/01/2029            141,653
      56,661   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS               0.47         01/01/2018             56,661
      99,157   IRISH LIFE & PERMANENT PLC++                                          0.60         07/02/2009             99,155
      42,496   IRISH LIFE & PERMANENT PLC++                                          0.60         07/06/2009             42,492
     198,314   IRISH LIFE & PERMANENT PLC++                                          0.60         07/07/2009            198,294
   2,502,944   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,502,950)             0.08         07/01/2009          2,502,944
      84,992   KANSAS CITY MO SPERCIAL OBLIGATION+/-SS                               0.47         04/15/2025             84,992
   1,218,212   KBC BANK NV BRUSSELS                                                  0.35         07/01/2009          1,218,212
     396,627   LIBERTY STREET FUNDING CORPORATION++(P)                               0.29         07/27/2009            396,544
     880,597   LIBERTY STREET FUNDING CORPORATION++(P)                               0.30         07/20/2009            880,458
     283,305   LMA AMERICAS LLC++(P)                                                 0.33         07/21/2009            283,253
     339,966   LMA AMERICAS LLC++(P)                                                 0.33         07/28/2009            339,882
     941,990   MASSACHUSETTS HEFA+/-SS                                               0.25         10/01/2034            941,990
     708,263   MATCHPOINT MASTER TRUST++(P)                                          0.28         07/24/2009            708,136
     121,821   MISSISSIPPI STATE GO+/-SS                                             1.00         11/01/2028            121,821
     566,610   MONT BLANC CAPITAL CORPORATION++(P)                                   0.32         07/10/2009            566,565

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   -------------                                                    -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    113,322   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                             0.32%        02/01/2036    $       113,322
   1,104,890   NATIXIS                                                               0.13         07/01/2009          1,104,890
      56,661   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                              2.75         01/01/2018             56,661
     934,907   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                          0.32         07/20/2009            934,749
     184,148   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                              0.37         01/01/2034            184,148
   1,218,212   REGENCY MARKETS #1 LLC++(P)                                           0.35         07/02/2009          1,218,200
     991,568   ROMULUS FUNDING CORPORATION++(P)                                      0.95         07/24/2009            990,966
     708,263   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/01/2009            708,263
     708,263   SCALDIS CAPITAL LIMITED++(P)                                          0.45         07/06/2009            708,219
     991,568   SHEFFIELD RECEIVABLES CORPORATION++(P)                                0.29         07/30/2009            991,336
   1,119,055   SOCIETE GENERALE BANNON LLC                                           0.25         07/07/2009          1,119,055
     849,915   STARBIRD FUNDING CORPORATION++(P)                                     0.33         07/17/2009            849,791
     368,495   STRAIGHT-A FUNDING LLC++(P)                                           0.27         07/23/2009            368,434
     793,254   SURREY FUNDING CORPORATION++(P)                                       0.32         07/15/2009            793,156
     651,800   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.30         07/27/2009            651,659
     435,950   TULIP FUNDING CORPORATION++(P)                                        0.31         07/20/2009            435,879
     254,975   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                     0.40         07/01/2032            254,975
   1,104,890   UBS AG (STAMFORD CT)                                                  0.28         07/31/2009          1,104,890
   1,104,890   UNICREDITO ITALIANO (NEW YORK)                                        0.44         08/03/2009          1,104,890
      84,992   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                     0.43         12/15/2040             84,992
     283,305   VERSAILLES CDS LLC++(P)                                               0.50         07/01/2009            283,305
      99,157   VERSAILLES CDS LLC++(P)                                               0.50         07/07/2009             99,149
     900,888   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.31         07/28/2008            396,391
     523,149   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.34         08/07/2008            230,186
     639,977   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.60         04/03/2008            281,590
   1,038,699   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.61         02/15/2008            457,028
     849,915   WESTPAC SECURITIES NZ LIMITED++                                       0.28         07/20/2009            849,789
                                                                                                                     51,744,610
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $65,399,352)                                                           63,076,818
                                                                                                                ---------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 1.31%
   4,053,323   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           4,053,323
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,053,323)                                                                        4,053,323
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $349,891,589)*                                             121.26%                                        $   374,087,976
OTHER ASSETS AND LIABILITIES, NET                                (21.26)                                            (65,589,977)
                                                                 ------                                         ---------------
TOTAL NET ASSETS                                                 100.00%                                        $   308,497,999
                                                                 ======                                         ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(P)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,053,323.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

* COST FOR FEDERAL INCOME TAX PURPOSES IS $353,961,092 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $42,530,470
GROSS UNREALIZED DEPRECIATION                (22,403,586)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $20,126,884

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 79.72%
APPAREL & ACCESSORY STORES: 1.92%
      79,100   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                            $     2,008,349
      44,710   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                           1,181,685
     170,380   DSW INCORPORATED CLASS A<<+                                                                            1,678,243
                                                                                                                      4,868,277
                                                                                                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.71%
     155,300   HANESBRANDS INCORPORATED<<+                                                                            2,331,053
     159,590   VOLCOM INCORPORATED<<+                                                                                 1,994,875
                                                                                                                      4,325,928
                                                                                                                ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.78%
     192,620   ASBURY AUTOMOTIVE GROUP INCORPORATED                                                                   1,972,429
                                                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.86%
     124,690   TUTOR PRINI CORPORATION<<+                                                                             2,164,618
                                                                                                                ---------------
BUSINESS SERVICES: 6.55%
     244,740   AIRCASTLE LIMITED                                                                                      1,798,839
      32,950   CACI INTERNATIONAL INCORPORATED CLASS A+                                                               1,407,295
      38,370   MICROSTRATEGY INCORPORATED CLASS A<<+                                                                  1,926,941
     218,400   NCR CORPORATION+                                                                                       2,583,672
      69,420   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                          2,688,637
      86,810   RENT-A-CENTER INCORPORATED+                                                                            1,547,822
     119,840   SYNNEX CORPORATION<<+                                                                                  2,994,802
     148,700   TAL INTERNATIONAL GROUP INCORPORATED<<                                                                 1,620,830
                                                                                                                     16,568,838
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 4.39%
      82,580   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED<<+                                               2,787,075
      83,600   CYTEC INDUSTRIES INCORPORATED<<                                                                        1,556,632
     230,680   ELIZABETH ARDEN INCORPORATED+                                                                          2,013,836
     185,910   ROCKWOOD HOLDINGS INCORPORATED+                                                                        2,721,722
     379,820   USEC INCORPORATED<<+                                                                                   2,020,642
                                                                                                                     11,099,907
                                                                                                                ---------------
COMMERCIAL SERVICES: 0.68%
     183,800   DUPONT FABROS TECHNOLOGY INCORPORATION                                                                 1,731,396
                                                                                                                ---------------
COMMUNICATIONS: 1.11%
     987,930   CINCINNATI BELL INCORPORATED+                                                                          2,805,721
                                                                                                                ---------------
COMMUNICATIONS EQUIPMENT: 0.82%
      78,700   COMMSCOPE INCORPORATED+                                                                                2,066,662
                                                                                                                ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.97%
      62,230   CHEMED CORPORATION                                                                                     2,456,840
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 8.96%
      60,150   BANK OF THE OZARKS INCORPORATED                                                                        1,301,045
     157,970   CARDINAL FINANCIAL CORPORATION                                                                         1,236,905
      47,300   CITY NATIONAL CORPORATION<<                                                                            1,742,059
     139,140   EAST WEST BANCORP INCORPORATED<<                                                                         903,019
     183,766   FIRST HORIZON NATIONAL CORPORATION<<                                                                   2,205,188
     155,810   PACWEST BANCORP<<                                                                                      2,050,460
     102,140   PRIVATEBANCORP INCORPORATED<<                                                                          2,271,594

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
      76,900   SVB FINANCIAL GROUP<<                                                                            $     2,093,218
     137,300   TCF FINANCIAL CORPORATION<<                                                                            1,835,701
     137,710   UMPQUA HOLDINGS CORPORATION                                                                            1,068,630
     153,700   WASHINGTON FEDERAL INCORPORATED<<                                                                      1,998,100
     174,620   WESTERN ALLIANCE BANCORP<<+                                                                            1,194,401
      73,760   WILMINGTON TRUST CORPORATION<<                                                                         1,007,562
     108,990   WINTRUST FINANCIAL CORPORATION                                                                         1,752,559
                                                                                                                     22,660,441
                                                                                                                ---------------
EATING & DRINKING PLACES: 1.65%
     297,180   CKE RESTAURANTS INCORPORATED                                                                           2,520,086
     165,010   SONIC CORPORATION<<+                                                                                   1,655,050
                                                                                                                      4,175,136
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.80%
      99,900   ENERGEN CORPORATION                                                                                    3,986,010
     154,540   GREAT PLAINS ENERGY INCORPORATED<<                                                                     2,403,097
     108,960   PORTLAND GENERAL ELECTRIC COMPANY                                                                      2,122,541
      52,840   UNITIL CORPORATION<<                                                                                   1,089,561
                                                                                                                      9,601,209
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.58%
     172,320   ARRIS GROUP INCORPORATED+                                                                              2,095,411
      91,180   COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                              2,906,818
     163,700   GRAFTECH INTERNATIONAL LIMITED+                                                                        1,851,447
     615,740   ON SEMICONDUCTOR CORPORATION<<+                                                                        4,223,976
     864,540   RF MICRO DEVICES INCORPORATED<<+                                                                       3,250,670
     290,160   TTM TECHNOLOGIES INCORPORATED+                                                                         2,309,674
                                                                                                                     16,637,996
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 1.49%
      69,080   CENTRAL EUROPEAN DISTRIBUTION CORPORATION<<+                                                           1,835,456
      72,380   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                               1,939,060
                                                                                                                      3,774,516
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 0.72%
     147,470   CABELA'S INCORPORATED<<+                                                                               1,813,881
                                                                                                                ---------------
HEALTH SERVICES: 1.04%
     196,420   HEALTHWAYS INCORPORATED+                                                                               2,641,849
                                                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 6.64%
      92,650   AMERICAN CAMPUS COMMUNITIES<<                                                                          2,054,977
     204,990   BIOMED REALTY TRUST INCORPORATED                                                                       2,097,048
      86,590   CORPORATE OFFICE PROPERTIES TRUST                                                                      2,539,685
      56,100   DIGITAL REALITY TRUST INCORPORATED<<                                                                   2,011,185
     227,750   FIRST POTOMAC REALTY TRUST                                                                             2,220,563
     183,480   LASALLE HOTEL PROPERTIES                                                                               2,264,143
     147,500   REDWOOD TRUST INCORPORATED                                                                             2,177,100
     267,294   SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                                1,430,023
                                                                                                                     16,794,724
                                                                                                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.65%
      93,540   AMERISTAR CASINOS INCORPORATED<<                                                                       1,780,066
     385,500   BOYD GAMING CORPORATION<<                                                                              3,276,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
     130,010   GAYLORD ENTERTAINMENT COMPANY<<+                                                                 $     1,652,427
                                                                                                                      6,709,243
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.56%
      78,090   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                             2,230,250
     140,130   VERIGY LIMITED+                                                                                        1,705,382
                                                                                                                      3,935,632
                                                                                                                ---------------
INSURANCE CARRIERS: 2.15%
      82,271   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                              2,321,693
     124,350   ASSURED GUARANTY LIMITED<<                                                                             1,539,453
      92,310   UNITED FIRE & CASUALTY COMPANY                                                                         1,583,117
                                                                                                                      5,444,263
                                                                                                                ---------------
INVESTMENT COMPANIES: 0.80%
     336,700   APOLLO INVESTMENT CORPORATION<<                                                                        2,020,200
                                                                                                                ---------------
LEISURE: 0.80%
     153,210   RC2 CORPORATION+                                                                                       2,026,968
                                                                                                                ---------------
LEISURE, SPORTING & RECREATION: 0.59%
     296,560   CALLAWAY GOLF COMPANY                                                                                  1,503,559
                                                                                                                ---------------
METAL FABRICATE, HARDWARE: 1.90%
     265,040   CHART INDUSTRIES INCORPORATED<<+                                                                       4,818,427
                                                                                                                ---------------
OIL & GAS EXTRACTION: 3.97%
     209,410   BERRY PETROLEUM COMPANY CLASS A<<                                                                      3,892,932
     405,300   GLOBAL INDUSTRIES LIMITED<<+                                                                           2,293,998
      58,200   UNIT CORPORATION<<+                                                                                    1,604,574
      64,420   WHITING PETROLEUM CORPORATION<<+                                                                       2,265,007
                                                                                                                     10,056,511
                                                                                                                ---------------
PAPER & ALLIED PRODUCTS: 1.28%
     247,150   TEMPLE-INLAND INCORPORATED                                                                             3,242,608
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.76%
     107,300   HOLLY CORPORATION                                                                                      1,929,254
                                                                                                                ---------------
PHARMACEUTICALS: 0.48%
     202,180   ALLION HEALTHCARE INCORPORATED+                                                                        1,202,971
                                                                                                                ---------------
PRIMARY METAL INDUSTRIES: 1.44%
      93,810   BELDEN CDT INCORPORATED                                                                                1,566,627
     140,600   STEEL DYNAMICS INCORPORATED                                                                            2,071,038
                                                                                                                      3,637,665
                                                                                                                ---------------
RAILROAD TRANSPORTATION: 0.87%
     135,900   KANSAS CITY SOUTHERN<<+                                                                                2,189,349
                                                                                                                ---------------
RETAIL: 0.67%
      89,980   GENESCO INCORPORATED+                                                                                  1,692,524
                                                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.54%
     251,580   COOPER TIRE & RUBBER COMPANY                                                                           2,495,674

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
     188,770   TITAN INTERNATIONAL INCORPORATED                                                                 $     1,410,112
                                                                                                                      3,905,786
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.49%
      67,100   LAZARD LIMITED                                                                                         1,806,332
     114,100   RAYMOND JAMES FINANCIAL INCORPORATED                                                                   1,963,661
                                                                                                                      3,769,993
                                                                                                                ---------------
SOCIAL SERVICES: 0.81%
     143,080   RES-CARE INCORPORATED+                                                                                 2,046,044
                                                                                                                ---------------
TRANSPORTATION BY AIR: 2.50%
     455,740   AIRTRAN HOLDINGS INCORPORATED<<+                                                                       2,821,031
     151,340   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                             3,509,575
                                                                                                                      6,330,606
                                                                                                                ---------------
TRANSPORTATION SERVICES: 0.75%
      73,370   GATX CORPORATION<<                                                                                     1,887,076
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.04%
     151,090   A.M. CASTLE & COMPANY                                                                                  1,825,167
     139,980   BARNES GROUP INCORPORATED                                                                              1,664,362
      66,820   WESCO INTERNATIONAL INCORPORATED<<+                                                                    1,673,173
                                                                                                                      5,162,702
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $196,532,470)                                                                             201,671,749
                                                                                                                ---------------
INVESTMENT COMPANIES: 4.77%
     259,530   ISHARES RUSSELL 2000 VALUE INDEX FUND                                                                 12,075,931
                                                                                                                ---------------
TOTAL INVESTMENT COMPANIES (COST $12,115,639)                                                                        12,075,931
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 19.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.45%
   2,180,912   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       2,180,912
   2,180,912   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           2,180,912
   2,180,912   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             2,180,912
   2,180,912   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  2,180,912
                                                                                                                      8,723,648
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 15.69%
$    872,365   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.32%      07/01/2009              872,365
     239,900   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60       07/02/2009              239,896
      43,618   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.60       07/06/2009               43,615
     567,037   ALPINE SECURITIZATION CORPORATION++(P)                                0.27       07/07/2009              567,012
     894,174   AMSTEL FUNDING CORPORATION++(P)                                       1.50       07/01/2009              894,174
     479,801   ANTALIS US FUNDING CORPORATION++(P)                                   0.28       07/06/2009              479,782
     218,091   ANTALIS US FUNDING CORPORATION++(P)                                   0.35       07/24/2009              218,042
     130,855   ASB FINANCE LIMITED (LONDON)++                                        0.30       07/08/2009              130,847
     654,273   ASB FINANCE LIMITED (LONDON)++                                        0.30       07/22/2009              654,159
     763,319   ATLANTIS ONE FUNDING CORPORATION++(P)                                 0.30       07/20/2009              763,198
     588,846   BANK OF IRELAND                                                       0.40       07/01/2009              588,846
     370,755   BANK OF IRELAND                                                       0.60       07/02/2009              370,755

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   -------------                                                    -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    697,892   BNP PARIBAS (PARIS)                                                   0.25%      07/01/2009      $       697,892
     239,900   BNP PARIBAS (PARIS)                                                   0.26       07/01/2009              239,900
     915,983   BRYANT BANK FUNDING LLC++(P)                                          0.29       07/15/2009              915,880
      87,236   CALCASIEU PARISH LA+/-SS                                              0.75       12/01/2027               87,236
     119,950   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-SS           0.60       06/01/2028              119,950
     654,273   CALYON (GRAND CAYMAN)                                                 0.25       07/01/2009              654,273
     763,319   CANCARA ASSET SECURITIZATION LIMITED++(P)                             0.35       07/22/2009              763,163
     482,407   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00       02/25/2008                7,960
     371,404   CHEYNE FINANCE LLC+++/-####(A)(I)                                     0.00       05/19/2008                6,128
      57,740   COLORADO HOUSING & FINANCE AUTHORITY+/-SS                             1.00       10/01/2038               57,740
     174,473   COOK COUNTY IL+/-SS                                                   0.90       11/01/2030              174,473
   2,569,114   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
               $2,569,121)                                                           0.10       07/01/2009            2,569,114
     894,174   DANSKE BANK A/S COPENHAGEN                                            0.30       07/01/2009              894,174
     392,564   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-SS                          1.50       12/15/2037              392,564
     523,419   DEXIA BANK (GRAND CAYMAN)                                             0.25       07/01/2009              523,419
     436,182   DEXIA DELAWARE LLC                                                    0.36       07/06/2009              436,161
     763,319   E.ON AG++                                                             0.34       07/21/2009              763,175
     348,946   EBBETS FUNDING LLC(P)                                                 0.45       07/01/2009              348,946
     196,282   EBBETS FUNDING LLC(P)                                                 0.50       07/01/2009              196,282
     130,855   ELYSIAN FUNDING LLC++(P)                                              0.50       07/01/2009              130,855
     196,282   ELYSIAN FUNDING LLC++(P)                                              0.50       07/07/2009              196,266
     981,410   FORTIS FUNDING LLC++                                                  0.24       07/01/2009              981,410
     218,091   GDF SUEZ++                                                            0.32       07/07/2009              218,080
     654,273   GEMINI SECURITIZATION INCORPORATED++(P)                               0.27       07/07/2009              654,244
     443,576   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $443,577)                  0.05       07/01/2009              443,576
     894,174   GOVCO INCORPORATED++(P)                                               0.15       07/01/2009              894,174
     109,046   GRAMPIAN FUNDING LLC++(P)                                             0.42       07/02/2009              109,044
      76,332   GRAMPIAN FUNDING LLC++(P)                                             0.45       07/06/2009               76,327
     294,423   GRAMPIAN FUNDING LLC++(P)                                             0.45       07/07/2009              294,401
   1,729,294   GRYPHON FUNDING LIMITED(A)(I)                                         0.00       08/23/2009              532,795
      35,985   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-SS                 0.80       11/01/2042               35,985
     327,137   HOUSTON TX UTILITY SYSTEM+/-SS                                        0.40       05/15/2034              327,137
     109,046   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-SS                0.32       07/01/2029              109,046
      43,618   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-SS               0.47       01/01/2018               43,618
      76,332   IRISH LIFE & PERMANENT PLC++                                          0.60       07/02/2009               76,331
      32,714   IRISH LIFE & PERMANENT PLC++                                          0.60       07/06/2009               32,711
     152,664   IRISH LIFE & PERMANENT PLC++                                          0.60       07/07/2009              152,649
   1,926,792   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,926,796)                0.08       07/01/2009            1,926,792
      65,427   KANSAS CITY MO SPECIAL OBLIGATION+/-SS                                0.47       04/15/2025               65,427
     937,792   KBC BANK NV BRUSSELS                                                  0.35       07/01/2009              937,792
     305,328   LIBERTY STREET FUNDING CORPORATION++(P)                               0.29       07/27/2009              305,264
     677,893   LIBERTY STREET FUNDING CORPORATION++(P)                               0.30       07/20/2009              677,785
     218,091   LMA AMERICAS LLC++(P)                                                 0.33       07/21/2009              218,051
     261,709   LMA AMERICAS LLC++(P)                                                 0.33       07/28/2009              261,645
     725,153   MASSACHUSETTS HEFA+/-SS                                               0.25       10/01/2034              725,153
     545,228   MATCHPOINT MASTER TRUST++(P)                                          0.28       07/24/2009              545,130
      93,779   MISSISSIPPI STATE GO+/-SS                                             1.00       11/01/2028               93,779
     436,182   MONT BLANC CAPITAL CORPORATION++(P)                                   0.32       07/10/2009              436,147
      87,236   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-SS                             0.32       02/01/2036               87,236
     850,556   NATIXIS                                                               0.13       07/01/2009              850,556
      43,618   NEW JERSEY STATE TURNPIKE AUTHORITY+/-SS                              2.75       01/01/2018               43,618
     719,701   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(P)                          0.32       07/20/2009              719,579
     141,759   NORTH DAKOTA HOUSING FINANCE AGENCY+/-SS                              0.37       01/01/2034              141,759
     937,792   REGENCY MARKETS #1 LLC++(P)                                           0.35       07/02/2009              937,783
     763,319   ROMULUS FUNDING CORPORATION++(P)                                      0.95       07/24/2009              762,856
     545,228   SCALDIS CAPITAL LIMITED++(P)                                          0.45       07/01/2009              545,228
     545,228   SCALDIS CAPITAL LIMITED++(P)                                          0.45       07/06/2009              545,194
     763,319   SHEFFIELD RECEIVABLES CORPORATION++(P)                                0.29       07/30/2009              763,141
     861,460   SOCIETE GENERALE BANNON LLC                                           0.25       07/07/2009              861,460

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   -------------                                                    -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    654,273   STARBIRD FUNDING CORPORATION++(P)                                     0.33%      07/17/2009      $       654,178
     283,671   STRAIGHT-A FUNDING LLC++(P)                                           0.27       07/23/2009              283,624
     610,655   SURREY FUNDING CORPORATION++(P)                                       0.32       07/15/2009              610,579
     501,762   TICONDEROGA MASTER FUNDING LIMITED++(P)                               0.30       07/27/2009              501,654
     335,599   TULIP FUNDING CORPORATION++(P)                                        0.31       07/20/2009              335,544
     196,282   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-SS                     0.40       07/01/2032              196,282
     850,556   UBS AG (STAMFORD CT)                                                  0.28       07/31/2009              850,556
     850,556   UNICREDITO ITALIANO (NEW YORK)                                        0.44       08/03/2009              850,556
      65,427   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-SS                     0.43       12/15/2040               65,427
     218,091   VERSAILLES CDS LLC++(P)                                               0.50       07/01/2009              218,091
      76,332   VERSAILLES CDS LLC++(P)                                               0.50       07/07/2009               76,326
     630,718   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.31       07/28/2008              277,516
     366,260   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.34       08/07/2008              161,154
     448,052   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.60       04/03/2008              197,143
     727,200   VICTORIA FINANCE LLC+++/-####(A)(I)                                   0.61       02/15/2008              319,968
     654,273   WESTPAC SECURITIES NZ LIMITED++                                       0.28       07/20/2009              654,172
                                                                                                                     39,683,915
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $49,957,801)                                                           48,407,563
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 3.88%
   9,832,426   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           9,832,426
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,832,426)                                                                        9,832,426
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $280,561,026)*                                                   112.29%                                  $   284,072,175
OTHER ASSETS AND LIABILITIES, NET                                      (12.29)                                      (31,095,440)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $   252,976,735
                                                                       ======                                   ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,832,426.

(P)  ASSET-BACKED COMMERCIAL PAPER.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $305,929,203 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 30,001,560
GROSS UNREALIZED DEPRECIATION                 (51,858,588)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(21,857,028)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 95.91%
AMUSEMENT & RECREATION SERVICES: 0.45%
     144,710   CENTURY CASINOS INCORPORATED+                                                                    $       431,236
      15,700   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                               402,077
                                                                                                                        833,313
                                                                                                                ---------------
APPAREL & ACCESSORY STORES: 3.96%
       4,800   ABERCROMBIE & FITCH COMPANY CLASS A                                                                      121,872
      42,900   ANN TAYLOR STORES CORPORATION+                                                                           342,342
      79,900   BEBE STORES INCORPORATED                                                                                 549,712
      40,511   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                    521,782
     231,600   CHARMING SHOPPES INCORPORATED+                                                                           861,552
       4,400   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                             116,292
      77,300   CHRISTOPHER & BANKS CORPORATION                                                                          518,683
      16,000   CITI TRENDS INCORPORATED+                                                                                414,080
     131,800   COLDWATER CREEK INCORPORATED+                                                                            798,708
      68,745   COLLECTIVE BRANDS INCORPORATED+                                                                        1,001,615
      88,836   DELIA*S INCORPORATED+                                                                                    211,430
     278,300   NEW YORK AND COMPANY INCORPORATED+                                                                       859,947
      14,000   STAGE STORES INCORPORATED                                                                                155,400
      38,000   THE CATO CORPORATION CLASS A                                                                             662,720
      91,200   WET SEAL INCORPORATED CLASS A+                                                                           279,984
                                                                                                                      7,416,119
                                                                                                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.00%
       6,700   COLUMBIA SPORTSWEAR COMPANY                                                                              207,164
      58,100   DESTINATION MATERNITY CORPORATION+                                                                       969,108
      46,300   MAIDENFORM BRANDS INCORPORATED+                                                                          531,061
      16,200   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                    158,274
                                                                                                                      1,865,607
                                                                                                                ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.82%
      59,500   MONRO MUFFLER BRAKE INCORPORATED                                                                       1,529,745
                                                                                                                ---------------
BIOPHARMACEUTICALS: 0.05%
       1,800   CEPHALON INCORPORATED+                                                                                   101,970
                                                                                                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.44%
      20,431   CAVCO INDUSTRIES INCORPORATED+                                                                           517,517
      86,975   PALM HARBOR HOMES INCORPORATED+                                                                          186,996
       7,000   TUTOR PRINI CORPORATION+                                                                                 121,520
                                                                                                                        826,033
                                                                                                                ---------------
BUSINESS SERVICES: 12.75%
     262,920   3COM CORPORATION+                                                                                      1,238,353
      46,205   ABM INDUSTRIES INCORPORATED                                                                              834,924
      67,000   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                   385,920
     286,400   APAC CUSTOMER SERVICES INCORPORATED+                                                                   1,469,232
     222,092   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                  1,707,887
      21,800   BARRETT BUSINESS SERVICES INCORPORATED                                                                   228,900
     173,500   BORLAND SOFTWARE CORPORATION+                                                                            223,815
      52,500   CAI INTERNATIONAL INCORPORATED+                                                                          267,750
      43,700   COMSYS IT PARTNERS INCORPORATED+                                                                         255,645
     139,700   CONVERGYS CORPORATION+                                                                                 1,296,418
      47,900   FAIR ISAAC CORPORATION                                                                                   740,534
      54,250   GERBER SCIENTIFIC INCORPORATED+                                                                          135,625
      77,400   GSE SYSTEMS INCORPORATED+                                                                                522,450

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
BUSINESS SERVICES (continued)
      84,300   HACKETT GROUP INCORPORATED+                                                                      $       196,419
      79,968   HEALTHCARE SERVICES GROUP                                                                              1,429,828
     230,155   HILL INTERNATIONAL INCORPORATED+                                                                         989,667
      13,900   HURON CONSULTING GROUP INCORPORATED+                                                                     642,597
      57,400   I2 TECHNOLOGIES INCORPORATED+                                                                            720,370
      53,200   INFOGROUP INCORPORATED                                                                                   303,772
      69,000   JDA SOFTWARE GROUP INCORPORATED+                                                                       1,032,240
     177,400   LAWSON SOFTWARE INCORPORATED+                                                                            989,892
     172,100   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                    316,664
      24,500   MENTOR GRAPHICS CORPORATION+                                                                             134,015
     205,700   MONSTER WORLDWIDE INCORPORATED+                                                                        2,429,317
      33,800   MSC SOFTWARE CORPORATION+                                                                                225,108
      42,800   NOVELL INCORPORATED+                                                                                     193,884
       8,900   PEGASYSTEMS INCORPORATED                                                                                 234,782
       9,700   PEROT SYSTEMS CORPORATION CLASS A+                                                                       139,001
     125,591   PLATO LEARNING INCORPORATED+                                                                             502,364
      25,600   PROS HOLDINGS INCORPORATED+                                                                              207,872
      83,035   REALNETWORKS INCORPORATED+                                                                               248,275
      14,200   ROLLINS INCORPORATED                                                                                     245,802
      33,400   SPSS INCORPORATED+                                                                                     1,114,558
      79,500   SUPPORT.COM INCORPORATED+                                                                                173,310
      11,533   SYBASE INCORPORATED+                                                                                     361,444
      17,800   SYKES ENTERPRISES INCORPORATED+                                                                          322,002
     144,485   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                1,109,645
      54,400   WEB.COM GROUP INCORPORATED+                                                                              306,272
                                                                                                                     23,876,553
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 1.77%
       4,100   CHATTEM INCORPORATED+                                                                                    279,210
      71,000   ELIZABETH ARDEN INCORPORATED+                                                                            619,830
      91,900   ICO INCORPORATED+                                                                                        249,968
       3,570   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          116,810
      50,500   LANDEC CORPORATION+                                                                                      342,895
      96,655   ORASURE TECHNOLOGIES INCORPORATED+                                                                       238,738
      19,900   PHARMERICA CORPORATION+                                                                                  390,637
      97,100   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                   597,165
      19,800   ROCKWOOD HOLDINGS INCORPORATED+                                                                          289,872
       9,100   RPM INTERNATIONAL INCORPORATED                                                                           127,764
      58,752   SERACARE LIFE SCIENCES INCORPORATED+                                                                      61,102
                                                                                                                      3,313,991
                                                                                                                ---------------
COMMUNICATIONS: 0.92%
     134,270   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                  436,378
     144,245   CINCINNATI BELL INCORPORATED+                                                                            409,656
      75,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                             397,500
      15,400   PREMIERE GLOBAL SERVICES INCORPORATED+                                                                   166,936
     268,255   SANDVINE CORPORATION+                                                                                    309,835
                                                                                                                      1,720,305
                                                                                                                ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.55%
     329,245   CHAMPION ENTERPRISES INCORPORATED+                                                                       105,358
      25,810   CHICAGO BRIDGE & IRON COMPANY NV                                                                         320,044
      35,500   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                            602,435
                                                                                                                      1,027,837
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 7.74%
      46,800   ASSOCIATED BANC-CORP                                                                                     585,000
      21,900   ASTORIA FINANCIAL CORPORATION                                                                            187,902

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS (continued)
      11,600   BANK OF THE OZARKS INCORPORATED                                                                  $       250,908
      38,200   BANNER CORPORATION                                                                                       145,924
      62,900   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                           281,792
      38,600   BROOKLINE BANCORP INCORPORATED                                                                           359,752
       8,605   CITY NATIONAL CORPORATION                                                                                316,922
      22,700   COMMERCE BANCSHARES INCORPORATED                                                                         722,541
      16,700   COMMONWEALTH BANKSHARES INCORPORATION                                                                     85,504
      12,800   COMMUNITY TRUST BANCORP                                                                                  342,400
       4,600   CULLEN FROST BANKERS INCORPORATED                                                                        212,152
      10,200   EAST WEST BANCORP INCORPORATED                                                                            66,198
       6,000   FIRST FINANCIAL CORPORATION                                                                              189,480
      19,745   FIRST HORIZON NATIONAL CORPORATION                                                                       236,945
      36,600   FIRST REGIONAL BANCORP+                                                                                   46,116
      54,540   FIRST SECURITY GROUP INCORPORATED                                                                        207,252
      19,644   FIRSTMERIT CORPORATION                                                                                   333,554
      61,400   GLACIER BANCORP INCORPORATED                                                                             906,878
      20,700   GREAT SOUTHERN BANCORP INCORPORATION                                                                     425,385
      77,300   HUDSON CITY BANCORP INCORPORATED                                                                       1,027,317
       3,780   IBERIABANK CORPORATION                                                                                   148,970
       8,500   NBT BANCORP INCORPORATED                                                                                 184,535
      90,300   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                  965,307
      15,000   NEWALLIANCE BANCSHARES INCORPORATED                                                                      172,500
      49,800   NEWBRIDGE BANCORPORATION                                                                                 103,086
      16,600   NORTHRIM BANCORP INCORPORATED                                                                            231,072
      11,900   PACIFIC CONTINENTAL CORPORATION                                                                          144,347
      38,300   PACWEST BANCORP                                                                                          504,028
      20,700   SOUTHWEST BANCORP INCORPORATED (OKLAHOMA)                                                                202,032
      14,500   STELLARONE CORPORATION                                                                                   187,775
      49,300   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                 312,069
      10,300   TCF FINANCIAL CORPORATION                                                                                137,711
      22,500   TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                   348,075
     100,800   UCBH HOLDINGS INCORPORATED                                                                               127,008
      26,200   UMB FINANCIAL CORPORATION                                                                                995,862
      71,000   UMPQUA HOLDINGS CORPORATION                                                                              550,960
      17,016   UNITED COMMUNITY BANKS INCORPORATED                                                                      101,926
       4,400   UNIVEST CORPORATION OF PENNSYLVANIA                                                                       89,144
      40,800   US BANCORP                                                                                               731,136
      56,200   WASHINGTON FEDERAL INCORPORATED                                                                          730,600
      21,100   WEST COAST BANCORP (OREGON)                                                                               43,044
       9,900   WESTAMERICA BANCORPORATION                                                                               491,139
       7,200   WHITNEY HOLDING CORPORATION                                                                               65,952
                                                                                                                     14,498,200
                                                                                                                ---------------
EATING & DRINKING PLACES: 1.15%
      58,500   CEC ENTERTAINMENT INCORPORATED+                                                                        1,724,580
      53,800   MORTON'S RESTAURANT GROUP INCORPORATED+                                                                  161,400
      29,600   O'CHARLEYS INCORPORATED                                                                                  273,800
                                                                                                                      2,159,780
                                                                                                                ---------------
EDUCATIONAL SERVICES: 0.24%
      44,200   LEARNING TREE INTERNATIONAL INCORPORATED+                                                                455,260
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.91%
       5,200   ALLETE INCORPORATED                                                                                      149,500
      73,800   AQUA AMERICA INCORPORATED                                                                              1,321,020
       5,500   BLACK HILLS CORPORATION                                                                                  126,445
      39,000   CLEAN HARBORS INCORPORATED+                                                                            2,105,610
      18,110   EL PASO CORPORATION                                                                                      167,155
      32,605   NEWALTA INCORPORATED                                                                                     160,061
       8,800   NICOR INCORPORATED                                                                                       304,656

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     104,300   NISOURCE INCORPORATED                                                                            $     1,216,138
      21,300   PORTLAND GENERAL ELECTRIC COMPANY                                                                        414,924
      39,000   REPUBLIC SERVICES INCORPORATED                                                                           951,990
       9,900   UNISOURCE ENERGY CORPORATION                                                                             262,746
       4,400   WGL HOLDINGS INCORPORATED                                                                                140,888
                                                                                                                      7,321,133
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.22%
      25,100   ADC TELECOMMUNICATIONS INCORPORATED+                                                                     199,796
     163,000   ARRIS GROUP INCORPORATED+                                                                              1,982,080
     172,183   ATMI INCORPORATED+                                                                                     2,674,002
      40,800   CTS CORPORATION                                                                                          267,240
       9,000   DIODES INCORPORATED+                                                                                     140,760
      18,165   GRAFTECH INTERNATIONAL LIMITED+                                                                          205,446
      34,700   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                            224,856
      18,400   HELEN OF TROY LIMITED+                                                                                   308,936
      22,800   HOUSTON WIRE & CABLE COMPANY                                                                             271,548
      20,440   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                             159,636
     135,300   JABIL CIRCUIT INCORPORATED                                                                             1,003,926
     152,400   MOLEX INCORPORATED CLASS A                                                                             2,191,512
     615,970   MRV COMMUNICATIONS INCORPORATED+                                                                         277,187
      28,115   OSI SYSTEMS INCORPORATED+                                                                                586,198
     180,800   POWER-ONE INCORPORATED+                                                                                  269,392
      53,970   RICHARDSON ELECTRONICS LIMITED                                                                           176,482
      20,700   UNIVERSAL ELECTRONICS INCORPORATED+                                                                      417,519
      30,200   ZOLTEK COMPANIES INCORPORATED+                                                                           293,544
                                                                                                                     11,650,060
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.55%
      85,918   CRA INTERNATIONAL INCORPORATED+                                                                        2,385,084
      18,270   INFINITY PHARMACEUTICALS INCORPORATED+                                                                   106,697
      69,100   SYMYX TECHNOLOGIES INCORPORATED+                                                                         404,235
                                                                                                                      2,896,016
                                                                                                                ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.92%
       9,300   CROWN HOLDINGS INCORPORATED                                                                              224,502
      22,200   ILLINOIS TOOL WORKS INCORPORATED                                                                         828,948
       9,300   VALMONT INDUSTRIES INCORPORATED                                                                          670,344
                                                                                                                      1,723,794
                                                                                                                ---------------
FINANCIAL SERVICES: 0.17%
      17,665   KBW REGIONAL BANKING ETF                                                                                 323,799
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 1.13%
      43,390   DEL MONTE FOODS COMPANY                                                                                  406,998
       7,550   FLOWERS FOODS INCORPORATED                                                                               164,892
      67,865   TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                   1,539,857
                                                                                                                      2,111,747
                                                                                                                ---------------
FOOD STORES: 1.18%
      15,200   INGLES MARKETS INCORPORATED CLASS A                                                                      231,648
      34,600   WHOLE FOODS MARKET INCORPORATED                                                                          656,708
     104,900   WINN-DIXIE STORES INCORPORATED+                                                                        1,315,446
                                                                                                                      2,203,802
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
FOOTWEAR: 0.08%
       2,100   DECKERS OUTDOOR CORPORATION+                                                                     $       147,567
                                                                                                                ---------------
FURNITURE & FIXTURES: 0.31%
      15,100   HNI CORPORATION                                                                                          272,706
      54,600   LSI INDUSTRIES INCORPORATED                                                                              297,570
                                                                                                                        570,276
                                                                                                                ---------------
HEALTH SERVICES: 2.77%
     121,000   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                            262,570
      31,100   AMERICAN DENTAL PARTNERS INCORPORATED+                                                                   282,077
     109,500   BIOSCRIP INCORPORATED+                                                                                   648,240
      68,600   CARDIAC SCIENCE CORPORATION+                                                                             275,772
      47,995   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   329,726
      18,000   EMERITUS CORPORATION+                                                                                    237,780
      40,455   ENSIGN GROUP INCORPORATED                                                                                575,675
     132,700   FIVE STAR QUALITY CARE INCORPORATED+                                                                     253,457
      25,390   GENTIVA HEALTH SERVICES INCORPORATED+                                                                    417,919
      11,040   HEALTHSOUTH REHABILITATION CORPORATION+                                                                  159,418
   1,246,600   HOOPER HOLMES INCORPORATED+                                                                              548,504
      38,105   MDS INCORPORATED                                                                                         203,481
      22,400   NAUTILUS GROUP INCORPORATED+                                                                              25,312
     126,500   NOVAMED INCORPORATED+                                                                                    499,675
      19,200   REHABCARE GROUP INCORPORATED+                                                                            459,456
                                                                                                                      5,179,062
                                                                                                                ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.38%
      46,495   STERLING CONSTRUCTION COMPANY INCORPORATED+                                                              709,514
                                                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.80%
      24,200   AGREE REALTY CORPORATION                                                                                 443,586
      74,455   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                 1,127,249
     285,410   ANWORTH MORTGAGE ASSET CORPORATION                                                                     2,057,806
      69,875   CAPSTEAD MORTGAGE CORPORATION                                                                            888,111
      42,200   CARE INVESTMENT TRUST INCORPORATED                                                                       219,440
      31,800   EXTERRAN HOLDINGS INCORPORATED+                                                                          510,072
      35,995   HILLTOP HOLDINGS INCORPORATED+                                                                           427,261
      20,000   LASALLE HOTEL PROPERTIES                                                                                 246,800
      62,850   MEDICAL PROPERTIES TRUST INCORPORATED                                                                    381,500
     161,100   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                  1,114,812
     199,780   ORIGEN FINANCIAL INCORPORATED                                                                            179,802
      88,561   PRIMORIS SERVICES CORPORATION                                                                            657,123
      11,275   REDWOOD TRUST INCORPORATED                                                                               166,419
       5,295   SILVER STANDARD RESOURCES INCORPORATED+                                                                   99,281
      58,695   UMH PROPERTIES INCORPORATED                                                                              467,799
                                                                                                                      8,987,061
                                                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.08%
     134,800   BELL MICROPRODUCTS INCORPORATED+                                                                         155,020
                                                                                                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.43%
      71,500   EMPIRE RESORTS INCORPORATED+                                                                             129,415
     115,120   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                   679,208
                                                                                                                        808,623
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.97%
      29,700   BLOUNT INTERNATIONAL INCORPORATED+                                                                       255,717
      50,110   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             391,860

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      35,300   COLUMBUS MCKINNON CORPORATION+                                                                   $       446,545
      62,795   CRAY INCORPORATED+                                                                                       494,825
       6,600   DIEBOLD INCORPORATED                                                                                     173,976
      57,600   FLANDER CORPORATION+                                                                                     351,936
       8,400   GARDNER DENVER INCORPORATED+                                                                             211,428
     238,120   INTERMEC INCORPORATED+                                                                                 3,071,748
      31,800   INTEVAC INCORPORATED+                                                                                    276,978
      83,400   KENNAMETAL INCORPORATED                                                                                1,599,612
      66,400   NN INCORPORATED                                                                                          111,552
      37,200   ROBBINS & MYERS INCORPORATED                                                                             716,100
      55,700   SPARTECH CORPORATION                                                                                     511,883
       9,700   TENNANT COMPANY                                                                                          178,383
      10,000   TIMKEN COMPANY                                                                                           170,800
     101,265   VOYAGER LEARNING COMPANY+                                                                                349,364
                                                                                                                      9,312,707
                                                                                                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.78%
     325,300   CRAWFORD & COMPANY CLASS A+                                                                            1,187,345
      23,000   ONEBEACON INSURANCE GROUP LIMITED                                                                        268,870
                                                                                                                      1,456,215
                                                                                                                ---------------
INSURANCE CARRIERS: 4.26%
      35,500   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                          198,090
      34,900   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                 474,989
      33,550   AMERISAFE INCORPORATED+                                                                                  522,038
      27,981   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                789,624
      27,400   BROWN & BROWN INCORPORATED                                                                               546,082
     159,700   CRM HOLDINGS LIMITED+                                                                                    193,237
      38,300   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              744,169
      46,600   DONEGAL GROUP INCORPORATED CLASS A                                                                       708,786
      11,600   EMC INSURANCE GROUP INCORPORATED                                                                         241,396
      51,100   KINGSWAY FINANCIAL SERVICES INCORPORATED                                                                 147,168
     112,082   MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                 731,895
      12,250   MERCURY GENERAL CORPORATION                                                                              409,518
      14,100   NYMAGIC INCORPORATED                                                                                     195,708
      51,800   PMA CAPITAL CORPORATION CLASS A+                                                                         235,690
      84,500   SEABRIGHT INSURANCE HOLDINGS+                                                                            855,985
      12,000   STANCORP FINANCIAL GROUP INCORPORATED                                                                    344,160
       7,400   STATE AUTO FINANCIAL CORPORATION                                                                         129,500
      11,000   THE HANOVER INSURANCE GROUP INCORPORATED                                                                 419,210
       4,200   ZENITH NATIONAL INSURANCE CORPORATION                                                                     91,308
                                                                                                                      7,978,553
                                                                                                                ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.18%
      30,000   JANUS CAPITAL GROUP INCORPORATED                                                                         342,000
                                                                                                                ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.68%
      68,749   GEO GROUP INCORPORATED+                                                                                1,277,356
                                                                                                                ---------------
LEATHER & LEATHER PRODUCTS: 0.41%
     131,494   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                      107,825
      28,300   SHOE CARNIVAL INCORPORATED+                                                                              337,619
      13,800   WEYCO GROUP INCORPORATED                                                                                 318,642
                                                                                                                        764,086
                                                                                                                ---------------
LEISURE, SPORTING & RECREATION: 0.09%
      34,200   CALLAWAY GOLF COMPANY                                                                                    173,394
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.47%
      28,450   NOBILITY HOMES INCORPORATED                                                                      $       236,135
      29,261   SKYLINE CORPORATION                                                                                      636,427
                                                                                                                        872,562
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.16%
     151,124   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                 649,833
      59,000   CANTEL INDUSTRIES+                                                                                       957,570
      20,386   COHERENT INCORPORATED+                                                                                   421,582
      22,800   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                    309,852
     173,500   HEALTHTRONICS INCORPORATED+                                                                              348,735
     151,460   HERLEY INDUSTRIES INCORPORATED+                                                                        1,661,516
      52,400   HOME DIAGNOSTICS INCORPORATION+                                                                          321,736
       9,000   ICU MEDICAL INCORPORATED+                                                                                370,350
     142,000   ION GEOPHYSICAL CORPORATION+                                                                             364,940
     200,774   LTX-CREDENCE CORPORATION+                                                                                 94,364
      50,300   MEDICAL ACTION INDUSTRIES INCORPORATED+                                                                  575,935
      30,300   MILLIPORE CORPORATION+                                                                                 2,127,363
      93,800   NEWPORT CORPORATION+                                                                                     543,102
       8,300   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                               121,678
     117,200   PERKINELMER INCORPORATED                                                                               2,039,280
      39,200   WATERS CORPORATION+                                                                                    2,017,624
      25,300   ZOLL MEDICAL CORPORATION+                                                                                489,302
                                                                                                                     13,414,762
                                                                                                                ---------------
METAL MINING: 2.05%
      21,435   ELDORADO GOLD CORPORATION+                                                                               191,843
      14,930   GOLDCORP INCORPORATED                                                                                    518,818
       4,900   MARKET VECTORS - GOLD MINERS ETF                                                                         185,024
     178,820   PETAQUILLA MINERALS LIMITED+                                                                             103,716
      42,030   RANDGOLD RESOURCES LIMITED ADR                                                                         2,697,065
      16,141   YAMANA GOLD INCORPORATED                                                                                 142,690
                                                                                                                      3,839,156
                                                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.41%
     132,720   ACCO BRANDS CORPORATION+                                                                                 374,270
      25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                 422,144
     616,000   LEAPFROG ENTERPRISES INCORPORATED+                                                                     1,410,640
      21,200   LYDALL INCORPORATED+                                                                                      72,080
      29,000   RUSS BERRIE & COMPANY INCORPORATED+                                                                      113,390
      21,100   STANDEX INTERNATIONAL CORPORATION                                                                        244,760
                                                                                                                      2,637,284
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 0.22%
      40,100   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                     150,776
      38,700   PC MALL INCORPORATED+                                                                                    261,612
                                                                                                                        412,388
                                                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.08%
      88,010   YRC WORLDWIDE INCORPORATED+                                                                              152,257
                                                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.16%
     190,246   CAPITALSOURCE INCORPORATED                                                                               928,400
      86,658   MCG CAPITAL CORPORATION                                                                                  210,579

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
      69,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                           $     1,040,768
                                                                                                                      2,179,747
                                                                                                                ---------------
OIL & GAS EXTRACTION: 4.55%
       8,700   ATWOOD OCEANICS INCORPORATED+                                                                            216,717
       7,300   BJ SERVICES COMPANY                                                                                       99,499
      42,900   BRIGHAM EXPLORATION COMPANY+                                                                             149,721
      19,000   CHESAPEAKE ENERGY CORPORATION                                                                            376,770
       5,400   COMSTOCK RESOURCES INCORPORATED+                                                                         178,470
       6,100   DEVON ENERGY CORPORATION                                                                                 332,450
      14,110   FOREST OIL CORPORATION                                                                                   210,521
     152,065   GLOBAL INDUSTRIES LIMITED+                                                                               860,688
      40,440   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                               439,583
      11,145   HELMERICH & PAYNE INCORPORATED                                                                           344,046
      39,185   HERCULES OFFSHORE INCORPORATED+                                                                          155,564
      78,420   KEY ENERGY SERVICES INCORPORATED+                                                                        451,699
     103,340   MCMORAN EXPLORATION COMPANY+                                                                             615,906
     254,655   NEWPARK RESOURCES INCORPORATED+                                                                          725,767
      11,500   OCEANEERING INTERNATIONAL INCORPORATED+                                                                  519,800
       6,765   PRIDE INTERNATIONAL INCORPORATED+                                                                        169,531
      26,375   RANGE RESOURCES CORPORATION                                                                            1,092,189
      21,885   SANDRIDGE ENERGY INCORPORATED+                                                                           186,460
      12,500   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   215,875
      87,503   SYNTROLEUM CORPORATION+                                                                                  193,382
      51,410   TRILOGY ENERGY TRUST                                                                                     265,194
       5,100   UNIT CORPORATION+                                                                                        140,607
      26,300   WARREN RESOURCES INCORPORATED+                                                                            64,435
      41,305   WILLBROS GROUP INCORPORATED+                                                                             516,726
                                                                                                                      8,521,600
                                                                                                                ---------------
PAPER & ALLIED PRODUCTS: 0.24%
       8,100   SONOCO PRODUCTS COMPANY                                                                                  193,995
      38,000   STANDARD REGISTER COMPANY                                                                                123,880
      20,815   WAUSAU PAPER CORPORATION                                                                                 139,877
                                                                                                                        457,752
                                                                                                                ---------------
PERSONAL SERVICES: 0.18%
       7,000   COINSTAR INCORPORATED+                                                                                   186,900
       9,000   REGIS CORPORATION                                                                                        156,690
                                                                                                                        343,590
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.02%
      19,700   DELEK US HOLDINGS INCORPORATED                                                                           167,056
      15,400   HESS CORPORATION                                                                                         827,750
      52,370   INTEROIL CORPORATION+                                                                                  1,545,439
      42,600   WD-40 COMPANY                                                                                          1,235,400
                                                                                                                      3,775,645
                                                                                                                ---------------
PIPELINES: 0.16%
       7,800   ENBRIDGE ENERGY PARTNERS LP                                                                              300,924
                                                                                                                ---------------
PRIMARY METAL INDUSTRIES: 0.06%
       7,100   BELDEN CDT INCORPORATED                                                                                  118,570
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.95%
      15,600   AMERICAN GREETINGS CORPORATION CLASS A                                                                   182,208

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
      34,600   ENNIS INCORPORATED                                                                               $       431,116
      43,800   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                               45,990
      73,850   MCCLATCHY COMPANY CLASS A                                                                                 36,925
      10,400   MULTI-COLOR CORPORATION                                                                                  127,504
     337,100   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                846,121
      73,300   PRESSTEK INCORPORATED+                                                                                   101,887
                                                                                                                      1,771,751
                                                                                                                ---------------
PROPERTY - CASUALTY INSURANCE: 0.16%
      12,800   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                           290,432
                                                                                                                ---------------
REAL ESTATE: 1.24%
     447,725   CHIMERA INVESTMENT CORPORATION                                                                         1,562,560
      22,740   HATTERAS FINANCIAL CORPORATION                                                                           650,137
      71,900   THOMAS PROPERTIES GROUP INCORPORATED                                                                     112,883
                                                                                                                      2,325,580
                                                                                                                ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.09%
      50,898   LEXINGTON CORPORATE PROPERTIES TRUST                                                                     173,053
                                                                                                                ---------------
RESTAURANTS: 0.17%
      40,800   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                              310,488
                                                                                                                ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.43%
     180,998   INTERTAPE POLYMER GROUP INCORPORATED+                                                                    162,898
       6,521   JARDEN CORPORATION+                                                                                      122,269
      28,300   SEALED AIR CORPORATION                                                                                   522,135
                                                                                                                        807,302
                                                                                                                ---------------
SOFTWARE: 1.31%
     107,900   ELECTRONIC ARTS INCORPORATED+                                                                          2,343,588
       6,900   EPIQ SYSTEMS INCORPORATED+                                                                               105,915
                                                                                                                      2,449,503
                                                                                                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.59%
      87,500   GENTEX CORPORATION                                                                                     1,015,000
      49,380   US CONCRETE INCORPORATED+                                                                                 97,772
                                                                                                                      1,112,772
                                                                                                                ---------------
TRANSPORTATION BY AIR: 0.61%
      67,745   AIRTRAN HOLDINGS INCORPORATED+                                                                           419,342
      10,125   ALASKA AIR GROUP INCORPORATED                                                                            184,883
      38,950   JETBLUE AIRWAYS CORPORATION+                                                                             166,317
       5,906   PHI INCORPORATED                                                                                         117,529
      14,455   PHI INCORPORATED (NON-VOTING)                                                                            247,759
                                                                                                                      1,135,830
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 0.77%
      23,500   ATC TECHNOLOGY CORPORATION+                                                                              340,750
      36,898   EXIDE TECHNOLOGIES+                                                                                      137,630
      48,985   HI SHEAR TECHNOLOGY CORPORATION                                                                          401,677
      29,000   SPARTAN MOTORS INCORPORATED                                                                              328,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
TRANSPORTATION EQUIPMENT (continued)
       7,300   WABTEC CORPORATION                                                                               $       234,841
                                                                                                                      1,443,468
                                                                                                                ---------------
TRANSPORTATION SERVICES: 0.32%
      24,800   DYNAMEX INCORPORATED+                                                                                    381,672
       8,400   GATX CORPORATION                                                                                         216,048
                                                                                                                        597,720
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.85%
      14,800   BARE ESCENTUALS INCORPORATED+                                                                            131,276
     111,200   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                            781,736
      33,200   SCHOOL SPECIALTY INCORPORATED+                                                                           670,972
                                                                                                                      1,583,984
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.52%
       7,000   BARNES GROUP INCORPORATED                                                                                 83,230
      10,700   INTERLINE BRANDS INCORPORATED+                                                                           146,376
      54,800   KAMAN CORPORATION CLASS A                                                                                915,160
      14,800   LKQ CORPORATION+                                                                                         243,460
       6,900   OWENS & MINOR INCORPORATED                                                                               302,358
      64,868   PATRICK INDUSTRIES INCORPORATED+                                                                          96,005
      65,000   POMEROY IT SOLUTIONS INCORPORATED+                                                                       388,700
      51,600   WILLIS LEASE FINANCE CORPORATION+                                                                        676,986
                                                                                                                      2,852,275
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $239,663,930)                                                                             179,596,893
                                                                                                                ---------------

                                                                                DIVIDEND RATE
                                                                                -------------
PREFERRED STOCKS: 0.36%
      12,400   ANWORTH MORTGAGE (REAL ESTATE)                                       0.04%                               266,352
       3,800   CARRIAGE SERVICES INCORPORATED (PERSONAL SERVICES)                   0.09                                101,270
       8,700   LASALLE HOTEL PROPERTIES (HOLDING & OTHER INVESTMENT OFFICES)        0.05                                155,382
       9,700   SVB CAPITAL II (NON-DEPOSITORY CREDIT INSTITUTIONS)                  0.04                                150,447
TOTAL PREFERRED STOCKS (COST $679,356)                                                                                  673,451
                                                                                                                ---------------
SHORT-TERM INVESTMENTS: 3.88%
   7,269,461   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           7,269,461
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,269,461)                                                                        7,269,461
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $247,612,747)*                                                   100.15%                                  $   187,539,805
OTHER ASSETS AND LIABILITIES, NET                                       (0.15)                                         (284,066)
                                                                       ------                                   ---------------
TOTAL NET ASSETS                                                       100.00%                                  $   187,255,739
                                                                       ======                                   ===============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,269,461.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $249,506,790 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 20,569,383
GROSS UNREALIZED DEPRECIATION                 (82,536,368)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(61,966,985)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

EQUITY MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Investments in other mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments in securities:

                                                            SIGNIFICANT
                                                               OTHER       SIGNIFICANT
                                                             OBSERVABLE   UNOBSERVABLE
                                             QUOTED PRICE      INPUTS        INPUTS      TOTAL FAIR VALUE
         INVESTMENT IN SECURITIES*             (LEVEL 1)     (LEVEL 2)      (LEVEL 3)     AS OF 6/30/2009
------------------------------------------   ------------   -----------   ------------   ----------------
C&B LARGE CAP VALUE PORTFOLIO
   Equity securities
      Common Stock                           $535,382,558   $         0   $          0     $535,382,558
      Preferred Stock                           7,752,660             0              0        7,752,660
   Corporate debt securities                            0    15,353,925      1,795,631       17,149,556
   Debt securities issued by states in the
      U.S. and its political subdivision                0     1,295,481              0        1,295,481
   Short-term investments                      17,288,334     1,230,316              0       18,518,650
                                             ------------   -----------   ------------     ------------
                                             $560,423,552   $17,879,722   $  1,795,631     $580,098,905
                                             ------------   -----------   ------------     ------------
DISCIPLINED GROWTH PORTFOLIO
   Equity securities
      Common Stock                           $ 76,191,129   $         0   $          0     $ 76,191,129
   Corporate debt securities                            0     7,704,508        400,487        8,104,995
   Debt securities issued by states in the
      U.S. and its political subdivision                0       649,763              0          649,763
   Short-term investments                       4,191,227     1,241,384              0        5,432,611
                                             ------------   -----------   ------------     ------------
                                             $ 80,382,356   $ 9,595,655   $    400,487     $ 90,378,498
                                             ------------   -----------   ------------     ------------
EMERGING GROWTH PORTFOLIO
   Equity securities
      Common Stock                           $ 76,885,993   $         0   $          0     $ 76,885,993
   Corporate debt securities                            0    14,901,662        775,238       15,676,900
   Debt securities issued by states in the
      U.S. and its political subdivision                0     1,352,715              0        1,352,715
   Short-term investments                       5,204,281     2,415,280              0        7,619,561
                                             ------------   -----------   ------------     ------------
                                             $ 82,090,274   $18,669,657   $    775,238     $101,535,169
                                             ------------   -----------   ------------     ------------
EQUITY INCOME PORTFOLIO
   Equity securities
      Common Stock                           $232,956,767   $         0   $          0     $232,956,767
   Corporate debt securities                            0     9,240,375        251,210        9,491,585
   Debt securities issued by states in the
      U.S. and its political subdivision                0       838,806              0          838,806
   Short-term investments                       4,501,492     1,497,692              0        5,999,184
                                             ------------   -----------   ------------     ------------
                                             $237,458,259   $11,576,873   $    251,210     $249,286,342
                                             ------------   -----------   ------------     ------------

                                                                 SIGNIFICANT
                                                                    OTHER        SIGNIFICANT
                                                                  OBSERVABLE    UNOBSERVABLE
                                                 QUOTED PRICE       INPUTS         INPUTS        TOTAL FAIR VALUE
          INVESTMENT IN SECURITIES*                (LEVEL 1)      (LEVEL 2)       (LEVEL 3)      AS OF 6/30/2009
---------------------------------------------   --------------   -----------   --------------   -----------------
EQUITY VALUE PORTFOLIO
   Equity securities
      Common Stock                              $  440,118,027   $         0   $            0     $  440,118,027
   Corporate debt securities                                 0    38,242,094        1,249,281         39,491,375
   Debt securities issued by states in the
      U.S. and its political subdivision                     0     3,234,013                0          3,234,013
   Short-term investments                           18,909,483     6,163,042                0         25,072,525
                                                --------------   -----------   --------------     --------------
                                                $  459,027,510   $47,639,149   $    1,249,281     $  507,915,940
                                                --------------   -----------   --------------     --------------
INDEX PORTFOLIO
   Equity securities
      Common Stock                              $1,695,349,308   $         0   $            0     $1,695,349,308
   Corporate debt securities                                 0    76,822,733        5,237,080         82,059,813
   Debt securities issued by states in the
      U.S. and its political subdivision                     0     6,973,667                0          6,973,667
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                           0     2,989,356                0          2,989,356
   Short-term investments                           40,469,135    12,451,525                0         52,920,660
                                                --------------   -----------   --------------     --------------
                                                $1,735,818,443   $99,237,281   $    5,237,080     $1,840,292,804
                                                --------------   -----------   --------------     --------------
INTERNATIONAL CORE PORTFOLIO
   Equity securities
      Common Stock                              $   60,494,936   $   254,555   $            0     $   60,749,491
      Preferred Stock                                1,099,798             0                0          1,099,798
   Short-term investments                            3,383,361             0                0          3,383,361
                                                --------------   -----------   --------------     --------------
                                                $   64,978,095   $   254,555   $            0     $   65,232,650
                                                --------------   -----------   --------------     --------------
INTERNATIONAL GROWTH PORTFOLIO
   Equity securities
      Common Stock                              $  115,330,241   $         0   $            0     $  115,330,241
   Short-term investments                            5,671,661             0                0          5,671,661
                                                --------------   -----------   --------------     --------------
                                                $  121,001,902   $         0   $            0     $  121,001,902
                                                --------------   -----------   --------------     --------------
INTERNATIONAL INDEX PORTFOLIO
   Equity securities
      Common Stock                              $   62,235,402   $         0   $      126,676     $   62,362,078
      Preferred Stock                                   85,502             0                0             85,502
      Rights                                             3,412             0              977              4,389
      Warrants                                             363             0              835              1,198
   Short-term investments                            2,843,414             0                0          2,843,414
                                                --------------   -----------   --------------     --------------
                                                $   65,168,093   $         0          128,488     $   65,296,581
                                                --------------   -----------   --------------     --------------
INTERNATIONAL VALUE PORTFOLIO
   Equity securities
      Common Stock                              $  277,047,291   $         0   $            0     $  277,047,291
      Rights                                                --                        147,394            147,394
      Warrants                                          12,824             0                0             12,824
   Short-term investments                           16,474,558             0                0         16,474,558
                                                --------------   -----------   --------------     --------------
                                                $  293,534,673   $         0   $      147,394     $  293,682,067
                                                --------------   -----------   --------------     --------------
LARGE CAP APPRECIATION PORTFOLIO
   Equity securities
      Common Stock                                  94,716,722   $         0   $            0         94,716,722
   Corporate debt securities                                 0     4,583,748          509,906          5,093,654
   Debt securities issued by states in the
      U.S. and its political subdivision                     0       416,095                0            416,095
   Short-term investments                            2,989,783       742,941                0          3,732,724
                                                --------------   -----------   --------------     --------------
                                                $   97,706,505   $ 5,742,784   $      509,906     $  103,959,195
                                                --------------   -----------   --------------     --------------

                                                            SIGNIFICANT
                                                               OTHER       SIGNIFICANT
                                                             OBSERVABLE   UNOBSERVABLE
                                             QUOTED PRICE      INPUTS        INPUTS      TOTAL FAIR VALUE
          INVESTMENT IN SECURITIES*            (LEVEL 1)     (LEVEL 2)      (LEVEL 3)     AS OF 6/30/2009
------------------------------------------   ------------   -----------   ------------   ----------------
LARGE COMPANY GROWTH PORTFOLIO
   Equity securities
      Common Stock                           $875,644,534   $         0    $        0      $875,644,534
   Corporate debt securities                            0    58,804,184     2,697,652        61,501,836
   Debt securities issued by states in the
      U.S. and its political subdivision                0     5,338,013             0         5,338,013
   Short-term investments                      20,517,324     9,531,058             0        30,048,382
                                             ------------   -----------    ----------      ------------
                                             $896,161,858   $73,673,255    $2,697,652      $972,532,765
                                             ------------   -----------    ----------      ------------
SMALL CAP INDEX PORTFOLIO
   Equity securities
      Common Stock                            205,797,604   $         0    $        0       205,797,604
   Corporate debt securities                            0    32,192,758     1,618,565        33,811,323
   Debt securities issued by states in the
      U.S. and its political subdivision                0     2,922,332             0         2,922,332
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                      0       419,739             0           419,739
   Short-term investments                      12,365,952     5,217,843             0        17,583,795
                                             ------------   -----------    ----------      ------------
                                             $218,163,556   $40,752,672    $1,618,565      $260,534,793
                                             ------------   -----------    ----------      ------------
SMALL COMPANY GROWTH PORTFOLIO
   Equity securities
      Common Stock                            306,957,835   $         0    $        0       306,957,835
   Corporate debt securities                            0    39,588,123     2,146,338        41,734,461
   Debt securities issued by states in the
      U.S. and its political subdivision                0     3,593,656             0         3,593,656
   Short-term investments                      15,385,531     6,416,493             0        21,802,024
                                             ------------   -----------    ----------      ------------
                                             $322,343,366   $49,598,272    $2,146,338      $374,087,976
                                             ------------   -----------    ----------      ------------
SMALL COMPANY VALUE PORTFOLIO
   Equity securities
      Common Stock                            201,671,749   $         0    $        0       201,671,749
   Investment Companies                        24,160,437             0             0        24,160,437
   Corporate debt securities                            0    30,475,339     1,502,664        31,978,003
   Debt securities issued by states in the
      U.S. and its political subdivision                0     2,766,430             0         2,766,430
   Short-term investments                      18,556,074     4,939,482             0        23,495,556
                                             ------------   -----------    ----------      ------------
                                             $244,388,260   $38,181,251    $1,502,664      $284,072,175
                                             ------------   -----------    ----------      ------------
STRATEGIC SMALL CAP VALUE PORTFOLIO
   Equity securities
      Common Stock                           $179,596,893   $         0    $        0      $179,596,893
      Preferred Stock                             572,181             0       101,270           673,451
   Short-term investments                       7,269,461             0             0         7,269,461
                                             ------------   -----------    ----------      ------------
                                             $187,438,535   $         0    $  101,270      $187,539,805
                                             ------------   -----------    ----------      ------------

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments in other financial instruments:*

                                                 OTHER       UNOBSERVABLE     UNREALIZED
                                QUOTED PRICE   OBSERVABLE       INPUTS       APPRECIATION/
PORTFOLIO                         (LEVEL 1)     (LEVEL 2)      (LEVEL 3)    (DEPRECIATION)
-----------------------------   ------------   -----------   ------------   --------------
Index Portfolio                  $(326,400)        $0             $0          $(326,400)
International Index Portfolio      (28,035)         0              0            (28,035)
Small Cap Index Portfolio          (12,540)         0              0            (12,540)

* Other financial instruments may include futures, options, forward and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                        C&B LARGE    DISCIPLINED     EMERGING
                                        CAP VALUE       GROWTH        GROWTH     EQUITY INCOME
                                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                       -----------   -----------   -----------   -------------
BALANCE AS OF 09/30/2008               $ 2,955,104    $ 705,227    $ 2,728,377    $1,588,457
Corporate Debt Securities:
   Accrued discounts (premiums)                  0            0              0             0
   Realized gain (loss)                   (790,693)    (153,760)      (453,847)     (432,120)
   Change in unrealized appreciation
      (depreciation)                      (673,091)    (196,559)      (460,128)     (198,011)
   Net purchases (sales)                   304,311       45,579     (1,039,164)     (707,116)
   Net transfer in (out) of Level 3              0            0              0             0
                                       -----------    ---------    -----------    ----------
BALANCE AS OF 06/30/2009               $ 1,795,631    $ 400,487    $   775,238    $  251,210
                                       ===========    =========    ===========    ==========

                                          EQUITY VALUE       INDEX       INTERNATIONAL     INTERNATIONAL
                                            PORTFOLIO      PORFOLIO     CORE PORTFOLIO   GROWTH PORTFOLIO
                                          ------------   ------------   --------------   ----------------
BALANCE AS OF 09/30/2008                  $ 6,755,343    $ 28,528,691     $         0      $         0
Corporate Debt Securities:
      Accrued discounts (premiums)                  0               0               0                0
      Realized gain (loss)                   (796,555)     (3,601,890)              0                0
      Change in unrealized appreciation
      (depreciation)                       (1,290,741)     (7,344,902)              0                0
      Net purchases (sales)                (3,418,766)    (12,344,819)              0                0
      Net transfer in (out) of Level 3              0               0               0                0
Equity Securities:
   Common stocks
      Accrued discounts (premiums)                  0               0               0                0
      Realized gain (loss)                          0               0        (298,533)               0
      Change in unrealized appreciation
         (depreciation)                             0               0               0                0
      Net purchases (sales)                         0               0      (1,135,408)      (1,629,320)
      Net transfer in (out) of Level 3              0               0       1,433,940        1,629,320
                                          -----------    ------------     -----------      -----------
BALANCE AS OF 06/30/2009                  $ 1,249,281    $  5,237,080     $         0      $         0
                                          -----------    ------------     -----------      -----------

                                                                                LARGE CAP
                                           INTERNATIONAL     INTERNATIONAL    APPRECIATION     LARGE COMPANY
                                          INDEX PORTFOLIO   VALUE PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO
                                          ---------------   ---------------   ------------   ----------------
BALANCE AS OF 09/30/2008                      $    826          $      0       $1,273,322      $ 14,495,731
Corporate Debt Securities:
   Accrued discounts (premiums)                      0                 0                0                 0
   Realized gain (loss)                              0                 0         (145,644)       (2,557,248)
   Change in unrealized appreciation
      (depreciation)                                 0                 0         (310,269)       (4,313,755)
   Net purchases (sales)                             0                 0         (307,503)       (4,927,076)
   Net transfer in (out) of Level 3                  0                 0                0                 0
Equity Securities:
   Common stocks
      Accrued discounts (premiums)                   0                 0                0                 0
      Realized gain (loss)                           0                 0                0                 0
      Change in unrealized appreciation
         (depreciation)                         (3,200)                0                0                 0
      Net purchases (sales)                    129,050                 0                0                 0
      Net transfer in (out) of Level 3               0                 0                0                 0
   Rights
      Accrued discounts (premiums)                   0                 0                0                 0
      Realized gain (loss)                           0                 0                0                 0
      Change in unrealized appreciation
         (depreciation)                              0                 0                0                 0
      Net purchases (sales)                        977                 0                0                 0
      Net transfer in (out) of Level 3               0           147,394                0                 0
   Warrants
      Accrued discounts (premiums)                   0                 0                0                 0
      Realized gain (loss)                           0                 0                0                 0
      Change in unrealized appreciation              0                 0                0                 0
         (depreciation)                              0                 0                0                 0
      Net purchases (sales)                        835                 0                0                 0
      Net transfer in (out) of Level 3               0                 0                0                 0
                                              --------          --------       ----------      ------------
BALANCE AS OF 06/30/2009                      $128,488          $147,394       $  509,906      $  2,697,652
                                              ========          ========       ==========      ============

                                                            SMALL         SMALL      STRATEGIC
                                            SMALL CAP      COMPANY       COMPANY       SMALL
                                              INDEX         GROWTH        VALUE      CAP VALUE
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                           -----------   -----------   -----------   ---------
BALANCE AS OF 09/30/2008                   $ 6,177,119   $10,030,449   $ 5,219,257    $      0
Corporate Debt Securities:
      Accrued discounts (premiums)                   0             0             0           0
      Realized gain (loss)                  (1,183,087)   (1,164,012)     (722,647)          0
      Change in unrealized appreciation
         (depreciation)                     (1,196,086)   (2,322,534)   (1,550,238)          0
      Net purchases (sales)                 (1,824,651)   (4,397,565)   (1,443,708)          0
      Net transfer in (out) of Level 3        (354,730)            0             0           0
Equity Securities:
  Preferred stocks
     Accrued discounts (premiums)                    0             0             0           0
     Realized gain (loss)                            0             0             0           0
     Change in unrealized appreciation
        (depreciation)                               0             0             0          46
     Net purchases (sales)                           0             0             0     101,224
     Net transfer in (out) of Level 3                0             0             0           0
                                           -----------   -----------   -----------    --------
BALANCE AS OF 06/30/2009                   $ 1,618,565   $ 2,146,338   $ 1,502,664    $101,270
                                           -----------   -----------   -----------    --------

The following is a summary of the unrealized appreciation (depreciation) associated with (level 3) securities held as of June 30, 2009:

                                  C&B CAP VALUE       DISCIPLINED       EMERGING GROWTH      EQUITY INCOME
                                    PORTFOLIO      GROWTH PORTFOLIO        PORTFOLIO           PORTFOLIO
                                 ---------------   ----------------   ------------------   ----------------
Change in unrealized
appreciation (depreciation)
relating to securities held at
the end of reporting period         $(584,175)        $(176,728)          $(421,740)          $(185,572)

                                   EQUITY VALUE                       INTERNATIONAL CORE     INTERNATIONAL
                                    PORTFOLIO       INDEX PORTFOLIO        PORTFOLIO       GROWTH PORTFOLIO
                                 ---------------   ----------------   ------------------   ----------------
Change in unrealized
appreciation (depreciation)
relating to securities held at
the end of reporting period        $(1,228,879)      $(7,085,572)             $0                  $0

                                                                          LARGE CAP
                                   INTERNATIONAL     INTERNATIONAL       APPRECIATION        LARGE COMPANY
                                 INDEX PORTFOLIO    VALUE PORTFOLIO        PORTFOLIO       GROWTH PORTFOLIO
                                 ---------------   ----------------   ------------------   ----------------
Change in unrealized
appreciation (depreciation)
relating to securities held at
the end of reporting period          $(3,200)             $0              $(285,019)         $(4,180,173)

                                                                                            STRATEGIC SMALL
                                 SMALL CAP INDEX     SMALL COMPANY       SMALL COMPANY         CAP VALUE
                                    PORTFOLIO      GROWTH PORTFOLIO     VALUE PORTFOLIO        PORTFOLIO
                                 ---------------   ----------------   ------------------   ----------------
Change in unrealized
appreciation (depreciation)
relating to securities held at
the end of reporting period        $(1,115,938)      $(2,216,252)        $(1,475,829)            $46

FUTURES CONTRACTS

Certain Funds are subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in futures contracts. Certain Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of June 30, 2009, the Portfolio listed below held the following future contracts:

                                                                                     NET UNREALIZED
                                                                         NOTIONAL     APPRECIATION
PORTFOLIO             CONTRACTS         TYPE         EXPIRATION DATE      AMOUNT     (DEPRECIATION)
---------             ---------   ----------------   ---------------   -----------   --------------
Index Portfolio        90 Long    S&P 500            September 2009    $20,925,150      $(326,400)
International Index
   Portfolio           31 Long    DJ Euro STOXX      September 2009      1,056,797        (14,100)
                        8 Long    FTSE 100 IDX       September 2009        572,485        (16,772)
                        5 Long    TOPIX Index        September 2009        476,253          2,837
Small Cap Index
   Portfolio           83 Long    Russell 2000 Mini  September 2009      4,222,300        (12,540)

The total notional amounts of futures contracts in the table above are representative of the volume of derivative activities during the period ended June 30, 2009.

OTHER

For more information regarding the Funds and their holdings, please see the most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                            Wells Fargo Master Trust


                                               By:      /s/ Karla M. Rabusch
                                                        --------------------
                                                        Karla M. Rabusch
                                                        President




Date:  August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                            Wells Fargo Master Trust



                                               By:      /s/ Karla M. Rabusch
                                                        --------------------
                                                        Karla M. Rabusch
                                                        President



                                               By:      /s/ Jeremy M. DePalma
                                                        ---------------------
                                                        Jeremy M. De Palma
                                                        Treasurer


                                               By:      /s/ David S. Berardi
                                                        --------------------
                                                        David S. Berardi
                                                        Treasurer



Date: August 20, 2009